TCW Artificial Intelligence Equity Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Shares	Value
COMMON STOCK—97.5% of Net Assets
Advertising—1.8%
Trade Desk, Inc.(1)	10,689	$731,448

Agricultural & Farm Machinery—1.6%
Deere & Co.	1,682	662,001

Application Software—4.8%
Datadog, Inc.(1)	7,574	942,509
Salesforce, Inc.(1)	3,725	1,047,060

		1,989,569

Automobile Manufacturers—2.7%
Tesla, Inc.(1)	6,041	1,131,419

Automotive Parts & Equipment—0.8%
Mobileye Global, Inc.(1)	12,396	320,561

Broadline Retail—3.7%
Amazon.com, Inc.(1)	9,747	1,512,734

Communications Equipment—9.4%
Arista Networks, Inc.(1)	8,499	2,198,521
Cisco Systems, Inc.	11,853	594,784
Motorola Solutions, Inc.	3,400	1,086,300

		3,879,605

Electrical Components & Equipment—1.8%
Eaton Corp. PLC	3,000	738,240

Electronic Equipment & Instruments—1.2%
Cognex Corp.	13,363	482,939

Industrial Machinery & Supplies & Components—1.6%
Symbotic, Inc.(1)	15,410	663,092

Interactive Media & Services—12.6%
Alphabet, Inc.(1)	11,872	1,663,267
Baidu, Inc. (SP ADR) (China)(1)	3,664	385,856
Meta Platforms, Inc.(1)	5,697	2,222,627
Pinterest, Inc.(1)	24,959	935,214

		5,206,964

Internet Services & Infrastructure—1.7%
Snowflake, Inc.(1)	3,591	702,543

Semiconductor Materials & Equipment—6.0%
ASML Holding NV (Netherlands)	1,539	1,338,653
Lam Research Corp.	1,388	1,145,336

		2,483,989

Semiconductors—20.1%
Intel Corp.	8,554	368,506
Marvell Technology, Inc.	10,186	689,592
Micron Technology, Inc.	17,699	1,517,689
NVIDIA Corp.	4,331	2,664,734
NXP Semiconductors NV (Netherlands)	2,999	631,500
ON Semiconductor Corp.(1)	12,209	868,426
QUALCOMM, Inc.	5,338	792,747
Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR) (Taiwan)	6,562	741,244

		8,274,438

Systems Software—23.2%
Check Point Software Technologies Ltd. (Israel)(1)	5,239	832,634
Crowdstrike Holdings, Inc.(1)	5,841	1,708,492
CyberArk Software Ltd.(1)	3,043	710,480
Microsoft Corp.	4,878	1,939,395
Palo Alto Networks, Inc.(1)	6,052	2,048,663
ServiceNow, Inc.(1)	2,080	1,592,032
Zscaler, Inc.(1)	3,153	743,068

		9,574,764

Technology Hardware, Storage & Peripherals—4.5%
Apple, Inc.	5,802	1,069,889
Samsung Electronics Co. Ltd.	14,675	797,393

		1,867,282

Total Common Stock (Cost: $30,625,239)		40,221,588

MONEY MARKET INVESTMENTS—6.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.30%(2)	2,862,680	2,862,680

Total Money Market Investments (Cost: $2,862,680)		2,862,680

Total Investments (104.4%) (Cost: $33,487,919)		43,084,268

Liabilities In Excess Of Other Assets (-4.4%)		(1,829,821)

Net Assets (100.0%)		$41,254,447

Notes to the Schedule of Investments:
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2024.

TCW Artificial Intelligence Equity Fund

Investments by Sector (Unaudited)	January 31, 2024

Sector	Percentage of Net Assets
Advertising	1.8%
Agricultural & Farm Machinery	1.6
Application Software	4.8
Automobile Manufacturers	2.7
Automotive Parts & Equipment	0.8
Broadline Retail	3.7
Communications Equipment	9.4
Electrical Components & Equipment	1.8
Electronic Equipment & Instruments	1.2
Industrial Machinery & Supplies & Components	1.6
Interactive Media & Services	12.6
Internet Services & Infrastructure	1.7
Semiconductor Materials & Equipment	6.0
Semiconductors	20.1
Systems Software	23.2
Technology Hardware, Storage & Peripherals	4.5
Money Market Investments	6.9

Total	104.4%

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	January 31, 2024

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Advertising	$731,448	$—	$—	$731,448
Agricultural & Farm Machinery	662,001	—	—	662,001
Application Software	1,989,569	—	—	1,989,569
Automobile Manufacturers	1,131,419	—	—	1,131,419
Automotive Parts & Equipment	320,561	—	—	320,561
Broadline Retail	1,512,734	—	—	1,512,734
Communications Equipment	3,879,605	—	—	3,879,605
Electrical Components & Equipment	738,240	—	—	738,240
Electronic Equipment & Instruments	482,939	—	—	482,939
Industrial Machinery & Supplies & Components	663,092	—	—	663,092
Interactive Media & Services	5,206,964	—	—	5,206,964
Internet Services & Infrastructure	702,543	—	—	702,543
Semiconductor Materials & Equipment	2,483,989	—	—	2,483,989
Semiconductors	8,274,438	—	—	8,274,438
Systems Software	9,574,764	—	—	9,574,764
Technology Hardware, Storage & Peripherals	1,069,889	797,393	—	1,867,282

Total Common Stock	39,424,195	797,393	—	40,221,588

Money Market Investments	2,862,680	—	—	2,862,680

Total Investments	$42,286,875	$797,393	$—	$43,084,268

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Shares	Value
EXCHANGE-TRADED FUNDS—4.4% of Net Assets
iShares Gold Trust(1)	12,525	$482,087
iShares MSCI EAFE ETF	11,810	885,868

Total Exchange-Traded Funds (Cost: $1,220,032)		1,367,955

INVESTMENT COMPANIES—95.2%

Diversified Equity Funds—31.8%
TCW Artificial Intelligence Equity Fund—I Class(2)	15,412	353,712
TCW Global Real Estate Fund—I Class(2)	132,622	1,498,625
TCW New America Premier Equities Fund—I Class(2)	76,231	2,384,508
TCW Relative Value Large Cap Fund—I Class(2)	200,345	2,826,869
TCW Relative Value Mid Cap Fund—I Class(2)	15,548	408,299
TCW Select Equities Fund—I Class(2)	84,909	2,394,439

		9,866,452

Diversified Fixed Income Funds—63.4%
Metropolitan West High Yield Bond Fund—I Class(2)	33,631	312,434
Metropolitan West Low Duration Bond Fund—I Class(2)	210,287	1,753,790
Metropolitan West Total Return Bond Fund—I Class(2)	667,531	6,107,911
Metropolitan West Unconstrained Bond Fund—I Class(2)	264,208	2,734,557
TCW Emerging Markets Income Fund—I Class(2)	63,010	398,855
TCW Enhanced Commodity Strategy Fund—I Class(2)	115,378	661,117
TCW Global Bond Fund—I Class(2)	125,162	1,042,596
TCW Total Return Bond Fund—I Class(2)	831,328	6,650,627

		19,661,887

Total Investment Companies (Cost: $27,996,519)		29,528,339

MONEY MARKET INVESTMENTS—0.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.30%(3)	153,192	153,192

Total Money Market Investments (Cost: $153,192)		153,192

Total Investments (100.1%) (Cost: $29,369,743)		31,049,486
Liabilities In Excess Of Other Assets (-0.1%)		(30,177)

Net Assets (100.0%)		$31,019,309

Notes to the Schedule of Investments:

ETF	Exchange-Traded Fund.
(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Rate disclosed is the 7-day net yield as of January 31, 2024.

TCW Conservative Allocation Fund

Schedule of Investments (Continued)

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended January 31, 2024 is as follows:

Name of Affiliated Fund	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2024	Value at January 31, 2024	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
Metropolitan West High Yield Bond Fund—I Class	$292,786	$5,340	$3,788	33,631	$312,434	$5,388	$—	$(76)	$18,172
Metropolitan West Low Duration Bond Fund—I Class	1,696,769	19,406	21,313	210,287	1,753,790	19,693	—	(1,531)	60,459
Metropolitan West Total Return Bond Fund—I Class	5,502,102	213,447	74,652	667,531	6,107,911	68,290	—	(16,300)	483,314
Metropolitan West Unconstrained Bond Fund—I Class	2,593,970	47,413	33,181	264,208	2,734,557	47,797	—	(4,956)	131,311
TCW Artificial Intelligence Fund—I Class	288,774	—	4,208	15,412	353,712	—	—	755	68,391
TCW Emerging Markets Income Fund—I Class	365,767	7,095	4,921	63,010	398,855	5,422	—	(948)	31,862
TCW Enhanced Commodity Strategy Fund—I Class	683,702	8,542	8,077	115,378	661,117	8,542	—	(533)	(22,517)
TCW Global Bond Fund—I Class	958,033	11,881	12,867	125,162	1,042,596	8,751	—	(2,506)	88,055
TCW Global Real Estate Fund—I Class	1,149,963	164,963	16,786	132,622	1,498,625	9,929	—	1,441	199,044
TCW New America Premier Equities Fund—I Class	2,780,908	3,805	935,912	76,231	2,384,508	3,805	—	348,061	187,646
TCW Relative Value Large Cap Fund—I Class	2,197,046	405,015	34,226	200,345	2,826,869	37,293	90,114	1,617	257,417
TCW Relative Value Mid Cap Fund—I Class	372,130	144,419	161,958	15,548	408,299	4,336	8,584	6,200	47,508
TCW Select Equities Fund—I Class	2,201,355	248,194	333,272	84,909	2,394,439	—	248,195	82,304	195,858
TCW Total Return Bond Fund—I Class	5,181,172	1,263,427	213,766	831,328	6,650,627	107,313	—	(50,619)	470,413

Total					$29,528,339	$326,559	$346,893	$362,909	$2,216,933

TCW Conservative Allocation Fund

Investments by Sector (Unaudited)	January 31, 2024

Sector	Percentage of Net Assets
Diversified Fixed Income Funds	63.4%
Diversified Equity Funds	31.8
Exchange-Traded Funds	4.4
Money Market Investments	0.5

Total	100.1%

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	January 31, 2024

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$1,367,955	$—	$—	$1,367,955
Investment Companies	29,528,339	—	—	29,528,339
Money Market Investments	153,192	—	—	153,192

Total Investments	$31,049,486	$—	$—	$31,049,486

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Shares	Value
COMMON STOCK—95.7% of Net Assets
Australia—5.0% (Cost: $1,256,166)
Goodman Group	80,817	$1,351,719

Canada—9.5%
BSR Real Estate Investment Trust(1)	21,367	249,353
Killam Apartment Real Estate Investment Trust	85,078	1,192,703
Minto Apartment Real Estate Investment Trust	92,557	1,143,756

Total Canada (Cost: $2,854,521)		2,585,812

Germany—4.1% (Cost: $780,509)
Stroeer SE & Co. KGaA	18,684	1,102,610

Japan—8.7%
Mitsubishi Estate Co. Ltd.	66,100	922,173
Mitsui Fudosan Co. Ltd.	32,400	818,954
Nippon Prologis REIT, Inc.	350	627,002

Total Japan (Cost: $2,599,009)		2,368,129

Singapore—1.9% (Cost: $674,107)
CapitaLand Investment Ltd.	231,100	509,286

Spain—2.3% (Cost: $677,740)
Cellnex Telecom SA	16,523	639,027

United Kingdom—2.9% (Cost: $803,549)
Segro PLC	70,545	787,280

United States—61.3%
American Tower Corp.	11,385	2,227,475
Brixmor Property Group, Inc.	15,676	351,769
Equinix, Inc.	1,136	942,619
Gaming & Leisure Properties, Inc.	21,324	973,441
Independence Realty Trust, Inc.	25,217	370,438
Invitation Homes, Inc.	24,821	817,355
Kite Realty Group Trust	24,669	527,917
LXP Industrial Trust	131,413	1,194,544
Mid-America Apartment Communities, Inc.	7,246	915,749
NET Lease Office Properties	32,319	800,865
Prologis, Inc.	7,048	892,911
Public Storage	3,900	1,104,441
Simon Property Group, Inc.	3,323	460,601
Sun Communities, Inc.	3,180	398,613
Taylor Morrison Home Corp.(2)	26,270	1,369,718
Travel & Leisure Co.	14,730	595,387
Ventas, Inc.	19,760	916,666
VICI Properties, Inc.	33,098	996,912
Wyndham Hotels & Resorts, Inc.	9,920	773,066

Total United States (Cost: $15,118,748)		16,630,487

Total Common Stock (Cost: $24,764,349)		25,974,350

Total Purchased Options(3) (0.2%) (Cost: $37,888)		57,400

Money Market Investments—3.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.30%(4)	1,044,911	1,044,911
Total Money Market Investments (Cost: $1,044,911)		1,044,911

Total Investments (99.7%) (Cost: $25,847,148)		27,076,661

Excess Of Other Assets Over Liabilities (0.3%)		69,936

Net Assets (100.0%)		$27,146,597

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

PURCHASED OPTIONS - EXCHANGE TRADED

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Put
Arbor Realty Trust, Inc.	$12.50	4/19/24	220	292,600	$28,600	$19,254	$9,346
Blackstone Mortgage Trust, Inc.	20.00	4/19/24	180	355,320	28,800	18,634	10,166

					$57,400	$37,888	$19,512

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(2)	Non-income producing security.
(3)	See options table for description of purchased options.
(4)	Rate disclosed is the 7-day net yield as of January 31, 2024.

TCW Global Real Estate Fund

Investments by Sector (Unaudited)	January 31, 2024

Sector	Percentage of Net Assets
Advertising	4.1%
Diversified Real Estate Activities	6.4
Health Care REITs	3.4
Homebuilding	5.0
Hotel & Resort REITs	2.8
Hotels, Resorts & Cruise Lines	2.2
Industrial REITs	17.9
Multi-Family Residential REITs	14.3
Office REITs	2.9
Purchased Options	0.2
Real Estate Operating Companies	1.9
Retail REITs	4.9
Single-Family Residential REITs	4.5
Specialized REITs	23.1
Wireless Telecommunication Services	2.3
Money Market Investments	3.8

Total	99.7%

TCW Global Real Estate Fund

Investments by Country (Unaudited)	January 31, 2024

Country	Percentage of Net Assets
Australia	5.0%
Canada	9.5
Germany	4.1
Japan	8.7
Singapore	1.9
Spain	2.3
United Kingdom	2.9
United States	65.3

Total	99.7%

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	January 31, 2024

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Advertising	$—	$1,102,610	$—	$1,102,610
Diversified Real Estate Activities	—	1,741,127	—	1,741,127
Health Care REITs	916,666	—	—	916,666
Homebuilding	1,369,718	—	—	1,369,718
Hotel & Resort REITs	773,066	—	—	773,066
Hotels, Resorts & Cruise Lines	595,387	—	—	595,387
Industrial REITs	2,087,455	2,766,001	—	4,853,456
Multi-Family Residential REITs	3,622,646	—	249,353	3,871,999
Office REITs	800,865	—	—	800,865
Real Estate Operating Companies	—	509,286	—	509,286
Retail REITs	1,340,287	—	—	1,340,287
Single-Family Residential REITs	1,215,968	—	—	1,215,968
Specialized REITs	6,244,888	—	—	6,244,888
Wireless Telecommunication Services	—	639,027	—	639,027

Total Common Stock	18,966,946	6,758,051	249,353	25,974,350

Purchased Options	57,400	—	—	57,400
Money Market Investments	1,044,911	—	—	1,044,911

Total Investments	$20,069,257	$6,758,051	$249,353	$27,076,661

TCW New America Premier Equities Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Shares	Value
COMMON STOCK—97.5% of Net Assets

Advertising—1.5%
Trade Desk, Inc.(1)	41,979	$2,872,623

Aerospace & Defense—8.3%
HEICO Corp.	64,681	11,616,061
TransDigm Group, Inc.	4,365	4,769,548

		16,385,609

Application Software—26.4%
Constellation Software, Inc.	14,243	39,613,034
Fair Isaac Corp.(1)	2,992	3,586,899
Roper Technologies, Inc.	16,727	8,982,399

		52,182,332

Electrical Components & Equipment—3.6%
AMETEK, Inc.	43,409	7,034,429

Environmental & Facilities Services—5.1%
Waste Connections, Inc. (Canada)	64,574	10,025,759

Financial Exchanges & Data—9.8%
FactSet Research Systems, Inc.	8,386	3,991,065
MSCI, Inc.	11,754	7,036,179
S&P Global, Inc.	18,545	8,314,651

		19,341,895

Food Retail—3.7%
Alimentation Couche-Tard, Inc.	124,948	7,367,541

Industrial Gases—3.7%
Linde PLC	18,024	7,296,656

Life Sciences Tools & Services—1.9%
Danaher Corp.	15,301	3,670,863

Research & Consulting Services—4.2%
Wolters Kluwer NV (Netherlands)	55,631	8,243,076

Semiconductors—7.1%
Broadcom, Inc.	11,941	14,090,380

Systems Software—13.1%
Microsoft Corp.	46,243	18,385,292
Oracle Corp.	66,730	7,453,741

		25,839,033

Transaction & Payment Processing Services—9.1%
Fiserv, Inc.(1)	68,035	9,652,125
Visa, Inc.	30,773	8,409,030

		18,061,155

Total Common Stock (Cost: $102,322,453)		192,411,351

WARRANTS—0.0%
Application Software—0.0%
Constellation Software, Inc.(1)(2)	14,592	1

EXCHANGE-TRADED FUNDS—1.9%
iShares Russell 1000 ETF	14,289	3,797,588

Total Exchange-Traded Funds (Cost: $3,371,060)		3,797,588

MONEY MARKET INVESTMENTS—1.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.30%(3)	2,302,391	2,302,391

Total Money Market Investments (Cost: $2,302,391)		2,302,391

Total Investments (100.6%) (Cost: $107,995,904)		198,511,331

Liabilities In Excess Of Other Assets (-0.6%)		(1,108,330)

Net Assets (100.0%)		$197,403,001

Notes to the Schedule of Investments:
ETF	Exchange-Traded Fund.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(3)	Rate disclosed is the 7-day net yield as of January 31, 2024.

TCW New America Premier Equities Fund

Investments by Sector (Unaudited)	January 31, 2024

Sector	Percentage of Net Assets
Advertising	1.5%
Aerospace & Defense	8.3
Application Software	26.4
Electrical Components & Equipment	3.6
Environmental & Facilities Services	5.1
Exchange-Traded Funds	1.9
Financial Exchanges & Data	9.8
Food Retail	3.7
Industrial Gases	3.7
Life Sciences Tools & Services	1.9
Research & Consulting Services	4.2
Semiconductors	7.1
Systems Software	13.1
Transaction & Payment Processing Services	9.1
Money Market Investments	1.2

Total	100.6%

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2024

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Advertising	$2,872,623	$—	$—	$2,872,623
Aerospace & Defense	16,385,609	—	—	16,385,609
Application Software	52,182,332	—	—	52,182,332
Electrical Components & Equipment	7,034,429	—	—	7,034,429
Environmental & Facilities Services	10,025,759	—	—	10,025,759
Financial Exchanges & Data	19,341,895	—	—	19,341,895
Food Retail	7,367,541	—	—	7,367,541
Industrial Gases	7,296,656	—	—	7,296,656
Life Sciences Tools & Services	3,670,863	—	—	3,670,863
Research & Consulting Services	—	8,243,076	—	8,243,076
Semiconductors	14,090,380	—	—	14,090,380
Systems Software	25,839,033	—	—	25,839,033
Transaction & Payment Processing Services	18,061,155	—	—	18,061,155

Total Common Stock	184,168,275	8,243,076	—	192,411,351

Warrants	—	—	1	1
Exchange-Traded Funds	3,797,588	—	—	3,797,588
Money Market Investments	2,302,391	—	—	2,302,391

Total Investments	$190,268,254	$8,243,076	$1	$198,511,331

TCW Relative Value Dividend Appreciation Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Shares	Value
COMMON STOCK—98.9% of Net Assets
Aerospace & Defense—1.1%
Textron, Inc.	35,674	$3,021,945

Air Freight & Logistics—2.3%
United Parcel Service, Inc.—Class B	43,127	6,119,721

Automobile Components—1.3%
BorgWarner, Inc.	103,787	3,518,379

Banks—8.2%
JPMorgan Chase & Co.	62,663	10,925,921
Wells Fargo & Co.	220,610	11,070,210

		21,996,131

Beverages—3.6%
Keurig Dr Pepper, Inc.	86,993	2,735,060
PepsiCo, Inc.	41,719	7,030,903

		9,765,963

Biotechnology—8.4%
AbbVie, Inc.	44,512	7,317,773
Amgen, Inc.	24,577	7,723,568
Gilead Sciences, Inc.	95,648	7,485,412

		22,526,753

Building Products—2.9%
Carlisle Cos., Inc.	12,683	3,985,760
Johnson Controls International PLC (Ireland)	74,084	3,903,486

		7,889,246

Capital Markets—12.3%
Ameriprise Financial, Inc.	22,115	8,554,745
Bank of New York Mellon Corp.	100,534	5,575,616
Blackstone, Inc.	44,527	5,541,385
Intercontinental Exchange, Inc.	54,783	6,975,519
Morgan Stanley	74,032	6,458,552

		33,105,817

Chemicals—2.2%
Corteva, Inc.	29,594	1,345,935
DuPont de Nemours, Inc.	73,667	4,552,621

		5,898,556

Electrical Equipment—3.2%
nVent Electric PLC (Ireland)	143,912	8,640,476

Energy Equipment & Services—2.3%
Baker Hughes Co.	217,052	6,185,982

Health Care Equipment & Supplies—1.3%
GE HealthCare Technologies, Inc.	46,997	3,447,700

Health Care Providers & Services—6.4%
Elevance Health, Inc.	15,799	7,795,858
McKesson Corp.	18,685	9,340,445

		17,136,303

Hotels, Restaurants & Leisure—2.1%
Darden Restaurants, Inc.	34,384	5,590,151

Household Durables—3.5%
Lennar Corp.	63,062	9,449,841

Independent Power and Renewable Electricity Producers—1.4%
AES Corp.	225,060	3,754,001

Industrial Conglomerates—3.7%
General Electric Co.	75,825	10,040,747

Insurance—2.5%
MetLife, Inc.	96,608	6,696,867

IT Services—3.7%
International Business Machines Corp.	54,563	10,021,041

Machinery—0.3%
Xylem, Inc.	7,205	810,130

Media—3.4%
Comcast Corp.	197,819	9,206,496

Metals & Mining—1.1%
Freeport-McMoRan, Inc.	72,025	2,858,672

Multi-Utilities—0.7%
NiSource, Inc.	77,000	1,999,690

Oil, Gas & Consumable Fuels—4.2%
Chevron Corp.	25,836	3,809,001
Exxon Mobil Corp.	64,775	6,659,518
Marathon Petroleum Corp.	5,907	978,199

		11,446,718

Personal Care Products—0.8%
Kenvue, Inc.	98,528	2,045,441

Pharmaceuticals—4.6%
Johnson & Johnson	21,718	3,450,990
Merck & Co., Inc.	7,874	951,022
Novartis AG (SP ADR) (Switzerland)	73,639	7,619,428
Sandoz Group AG (ADR) (Switzerland)(1)	14,460	496,773

		12,518,213

Retail REITs—2.7%
Simon Property Group, Inc.	52,804	7,319,162

Semiconductors & Semiconductor Equipment—4.6%
Broadcom, Inc.	10,565	12,466,700

Software—1.5%
Salesforce, Inc.(1)	14,803	4,160,975

Specialty Retail—1.9%
Dick’s Sporting Goods, Inc.	34,330	5,117,573

Technology Hardware, Storage & Peripherals—0.7%
Seagate Technology Holdings PLC	23,324	1,998,400

Total Common Stock (Cost: $162,073,339)		266,753,790

MONEY MARKET INVESTMENTS—1.3%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.30%(2)	3,480,596	3,480,596

Total Money Market Investments (Cost: $3,480,596)		3,480,596

Total Investments (100.2%) (Cost: $165,553,935)		270,234,386
Liabilities In Excess Of Other Assets (-0.2%)		(502,294)

Net Assets (100.0%)		$269,732,092

TCW Relative Value Dividend Appreciation Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2024.

TCW Relative Value Dividend Appreciation Fund

Investments by Sector (Unaudited)	January 31, 2024

Sector	Percentage of Net Assets
Aerospace & Defense	1.1%
Air Freight & Logistics	2.3
Automobile Components	1.3
Banks	8.2
Beverages	3.6
Biotechnology	8.4
Building Products	2.9
Capital Markets	12.3
Chemicals	2.2
Electrical Equipment	3.2
Energy Equipment & Services	2.3
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	6.4
Hotels, Restaurants & Leisure	2.1
Household Durables	3.5
Independent Power and Renewable Electricity Producers	1.4
Industrial Conglomerates	3.7
Insurance	2.5
IT Services	3.7
Machinery	0.3
Media	3.4
Metals & Mining	1.1
Multi-Utilities	0.7
Oil, Gas & Consumable Fuels	4.2
Personal Care Products	0.8
Pharmaceuticals	4.6
Retail REITs	2.7
Semiconductors & Semiconductor Equipment	4.6
Software	1.5
Specialty Retail	1.9
Technology Hardware, Storage & Peripherals	0.7
Money Market Investments	1.3

Total	100.2%

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	January 31, 2024

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$3,021,945	$—	$—	$3,021,945
Air Freight & Logistics	6,119,721	—	—	6,119,721
Automobile Components	3,518,379	—	—	3,518,379
Banks	21,996,131	—	—	21,996,131
Beverages	9,765,963	—	—	9,765,963
Biotechnology	22,526,753	—	—	22,526,753
Building Products	7,889,246	—	—	7,889,246
Capital Markets	33,105,817	—	—	33,105,817
Chemicals	5,898,556	—	—	5,898,556
Electrical Equipment	8,640,476	—	—	8,640,476
Energy Equipment & Services	6,185,982	—	—	6,185,982
Health Care Equipment & Supplies	3,447,700	—	—	3,447,700
Health Care Providers & Services	17,136,303	—	—	17,136,303
Hotels, Restaurants & Leisure	5,590,151	—	—	5,590,151
Household Durables	9,449,841	—	—	9,449,841
Independent Power and Renewable Electricity Producers	3,754,001	—	—	3,754,001
Industrial Conglomerates	10,040,747	—	—	10,040,747
Insurance	6,696,867	—	—	6,696,867
IT Services	10,021,041	—	—	10,021,041
Machinery	810,130	—	—	810,130
Media	9,206,496	—	—	9,206,496
Metals & Mining	2,858,672	—	—	2,858,672
Multi-Utilities	1,999,690	—	—	1,999,690
Oil, Gas & Consumable Fuels	11,446,718	—	—	11,446,718
Personal Care Products	2,045,441	—	—	2,045,441
Pharmaceuticals	12,518,213	—	—	12,518,213
Retail REITs	7,319,162	—	—	7,319,162
Semiconductors & Semiconductor Equipment	12,466,700	—	—	12,466,700
Software	4,160,975	—	—	4,160,975
Specialty Retail	5,117,573	—	—	5,117,573
Technology Hardware, Storage & Peripherals	1,998,400	—	—	1,998,400

Total Common Stock	266,753,790	—	—	266,753,790

Money Market Investments	3,480,596	—	—	3,480,596

Total Investments	$270,234,386	$—	$—	$270,234,386

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Shares	Value
COMMON STOCK—98.5% of Net Assets

Aerospace & Defense—2.8%
Textron, Inc.	43,262	$3,664,724

Air Freight & Logistics—2.1%
United Parcel Service, Inc.—Class B	18,739	2,659,064

Automobiles—1.2%
General Motors Co.	39,311	1,525,267

Banks—4.2%
JPMorgan Chase & Co.	30,785	5,367,673

Beverages—3.2%
Keurig Dr Pepper, Inc.	44,178	1,388,957
PepsiCo, Inc.	16,091	2,711,816

		4,100,773

Biotechnology—7.1%
AbbVie, Inc.	18,623	3,061,621
Amgen, Inc.	10,491	3,296,902
Gilead Sciences, Inc.	35,209	2,755,456

		9,113,979

Building Products—1.7%
Johnson Controls International PLC (Ireland)	40,614	2,139,952

Capital Markets—9.6%
Ameriprise Financial, Inc.	9,093	3,517,445
Bank of New York Mellon Corp.	39,061	2,166,323
Intercontinental Exchange, Inc.	31,569	4,019,681
Morgan Stanley	30,105	2,626,360

		12,329,809

Chemicals—1.4%
DuPont de Nemours, Inc.	29,266	1,808,639

Communications Equipment—1.1%
Juniper Networks, Inc.	37,408	1,382,600

Electronic Equipment, Instruments & Components—2.5%
Flex Ltd.(1)	136,167	3,232,605

Energy Equipment & Services—1.9%
Baker Hughes Co.	85,764	2,444,274

Entertainment—0.3%
Warner Bros Discovery, Inc.(1)	35,688	357,594

Financial Services—7.0%
Apollo Global Management, Inc.	39,979	4,013,892
Fiserv, Inc.(1)	35,161	4,988,291

		9,002,183

Health Care Equipment & Supplies—1.4%
GE HealthCare Technologies, Inc.	25,018	1,835,320

Health Care Providers & Services—8.7%
Centene Corp.(1)	52,407	3,946,771
McKesson Corp.	10,042	5,019,895
Molina Healthcare, Inc.(1)	6,060	2,160,027

		11,126,693

Hotels, Restaurants & Leisure—2.9%
Darden Restaurants, Inc.	23,064	3,749,745

Household Durables—4.1%
Lennar Corp.	34,889	5,228,117

Independent Power and Renewable Electricity Producers—1.1%
AES Corp.	83,788	1,397,584

Industrial Conglomerates—3.4%
General Electric Co.	33,341	4,415,015

Insurance—2.5%
MetLife, Inc.	46,482	3,222,132

IT Services—4.0%
Akamai Technologies, Inc.(1)	11,942	1,471,613
International Business Machines Corp.	20,013	3,675,587

		5,147,200

Machinery—0.5%
Xylem, Inc.	5,561	625,279

Media—3.6%
Comcast Corp.	98,769	4,596,709

Metals & Mining—1.7%
Freeport-McMoRan, Inc.	56,244	2,232,324

Multi-Utilities—1.4%
NiSource, Inc.	69,483	1,804,473

Oil, Gas & Consumable Fuels—2.5%
Exxon Mobil Corp.	31,700	3,259,077

Personal Care Products—0.8%
Kenvue, Inc.	50,400	1,046,304

Pharmaceuticals—0.3%
Merck & Co., Inc.	3,744	452,200

Real Estate Management & Development—1.5%
Jones Lang LaSalle, Inc.(1)	11,257	1,993,164

Retail REITs—1.5%
Simon Property Group, Inc.	13,873	1,922,937

Semiconductors & Semiconductor Equipment—5.7%
Broadcom, Inc.	4,756	5,612,080
ON Semiconductor Corp.(1)	23,838	1,695,597

		7,307,677

Software—1.7%
Salesforce, Inc.(1)	7,893	2,218,643

Specialized REITs—1.1%
Weyerhaeuser Co.	42,955	1,407,635

Specialty Retail—2.0%
Dick’s Sporting Goods, Inc.	17,300	2,578,911

Total Common Stock (Cost: $71,494,812)		126,696,275

MONEY MARKET INVESTMENTS—1.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.30%(2)	2,025,066	2,025,066

Total Money Market Investments (Cost: $2,025,066)		2,025,066

Total Investments (100.1%) (Cost: $73,519,878)		128,721,341
Liabilities In Excess Of Other Assets (-0.1%)		(143,612)

Net Assets (100.0%)		$128,577,729

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2024.

TCW Relative Value Large Cap Fund

Investments by Sector (Unaudited)	January 31, 2024

Sector	Percentage of Net Assets
Aerospace & Defense	2.8%
Air Freight & Logistics	2.1
Automobiles	1.2
Banks	4.2
Beverages	3.2
Biotechnology	7.1
Building Products	1.7
Capital Markets	9.6
Chemicals	1.4
Communications Equipment	1.1
Electronic Equipment, Instruments & Components	2.5
Energy Equipment & Services	1.9
Entertainment	0.3
Financial Services	7.0
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	8.7
Hotels, Restaurants & Leisure	2.9
Household Durables	4.1
Independent Power and Renewable Electricity Producers	1.1
Industrial Conglomerates	3.4
Insurance	2.5
IT Services	4.0
Machinery	0.5
Media	3.6
Metals & Mining	1.7
Multi-Utilities	1.4
Oil, Gas & Consumable Fuels	2.5
Personal Care Products	0.8
Pharmaceuticals	0.3
Real Estate Management & Development	1.5
Retail REITs	1.5
Semiconductors & Semiconductor Equipment	5.7
Software	1.7
Specialized REITs	1.1
Specialty Retail	2.0
Money Market Investments	1.6

Total	100.1%

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2024

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$3,664,724	$—	$—	$3,664,724
Air Freight & Logistics	2,659,064	—	—	2,659,064
Automobiles	1,525,267	—	—	1,525,267
Banks	5,367,673	—	—	5,367,673
Beverages	4,100,773	—	—	4,100,773
Biotechnology	9,113,979	—	—	9,113,979
Building Products	2,139,952	—	—	2,139,952
Capital Markets	12,329,809	—	—	12,329,809
Chemicals	1,808,639	—	—	1,808,639
Communications Equipment	1,382,600	—	—	1,382,600
Electronic Equipment, Instruments & Components	3,232,605	—	—	3,232,605
Energy Equipment & Services	2,444,274	—	—	2,444,274
Entertainment	357,594	—	—	357,594
Financial Services	9,002,183	—	—	9,002,183
Health Care Equipment & Supplies	1,835,320	—	—	1,835,320
Health Care Providers & Services	11,126,693	—	—	11,126,693
Hotels, Restaurants & Leisure	3,749,745	—	—	3,749,745
Household Durables	5,228,117	—	—	5,228,117
Independent Power and Renewable Electricity Producers	1,397,584	—	—	1,397,584
Industrial Conglomerates	4,415,015	—	—	4,415,015
Insurance	3,222,132	—	—	3,222,132
IT Services	5,147,200	—	—	5,147,200
Machinery	625,279	—	—	625,279
Media	4,596,709	—	—	4,596,709
Metals & Mining	2,232,324	—	—	2,232,324
Multi-Utilities	1,804,473	—	—	1,804,473
Oil, Gas & Consumable Fuels	3,259,077	—	—	3,259,077
Personal Care Products	1,046,304	—	—	1,046,304
Pharmaceuticals	452,200	—	—	452,200
Real Estate Management & Development	1,993,164	—	—	1,993,164
Retail REITs	1,922,937	—	—	1,922,937
Semiconductors & Semiconductor Equipment	7,307,677	—	—	7,307,677
Software	2,218,643	—	—	2,218,643
Specialized REITs	1,407,635	—	—	1,407,635
Specialty Retail	2,578,911	—	—	2,578,911

Total Common Stock	126,696,275	—	—	126,696,275

Money Market Investments	2,025,066	—	—	2,025,066

Total Investments	$128,721,341	$—	$—	$128,721,341

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Shares	Value

COMMON STOCK—97.4% of Net Assets

Aerospace & Defense—3.3%
Textron, Inc.	31,588	$2,675,819

Air Freight & Logistics—2.8%
CH Robinson Worldwide, Inc.	8,248	693,574
FedEx Corp.	6,560	1,582,863

		2,276,437

Automobile Components—1.5%
American Axle & Manufacturing Holdings, Inc.(1)	39,500	319,555
BorgWarner, Inc.	27,094	918,487

		1,238,042

Banks—5.9%
First Citizens BancShares, Inc.	877	1,324,270
Popular, Inc.	41,197	3,520,284

		4,844,554

Broadline Retail—0.4%
eBay, Inc.	7,947	326,383

Building Products—0.6%
Carlisle Cos., Inc.	1,461	459,134

Capital Markets—2.4%
Evercore, Inc.	5,665	972,851
Interactive Brokers Group, Inc.	11,079	983,261

		1,956,112

Chemicals—1.5%
Corteva, Inc.	8,096	368,206
DuPont de Nemours, Inc.	13,562	838,132

		1,206,338

Communications Equipment—1.3%
Juniper Networks, Inc.	27,867	1,029,964

Construction & Engineering—2.0%
Arcosa, Inc.	20,430	1,599,260

Consumer Finance—1.3%
OneMain Holdings, Inc.	21,603	1,028,303

Consumer Staples Distribution & Retail—2.4%
Dollar Tree, Inc.(1)	9,423	1,230,832
Sprouts Farmers Market, Inc.(1)	13,683	689,213

		1,920,045

Electronic Equipment, Instruments & Components—4.5%
Avnet, Inc.	29,445	1,333,858
Flex Ltd.(1)	97,881	2,323,695

		3,657,553

Energy Equipment & Services—3.1%
Baker Hughes Co.	46,421	1,322,999
NOV, Inc.	60,999	1,190,090

		2,513,089

Entertainment—0.6%
Warner Bros Discovery, Inc.(1)	49,591	496,902

Financial Services—9.1%
Apollo Global Management, Inc.	32,771	3,290,208
Equitable Holdings, Inc.	59,476	1,944,271
FleetCor Technologies, Inc.(1)	7,518	2,179,694

		7,414,173

Health Care Providers & Services—8.2%
Acadia Healthcare Co., Inc.(1)	30,379	2,495,331
Centene Corp.(1)	32,698	2,462,487
Henry Schein, Inc.(1)	10,145	759,252
Molina Healthcare, Inc.(1)	2,769	986,982

		6,704,052

Health Care REITs—1.3%
Welltower, Inc.	11,976	1,036,044

Hotels, Restaurants & Leisure—3.3%
Darden Restaurants, Inc.	12,695	2,063,953
Travel & Leisure Co.	15,107	610,625

		2,674,578

Household Durables—6.2%
DR Horton, Inc.	9,097	1,300,053
Lennar Corp.	9,552	1,431,367
Toll Brothers, Inc.	23,055	2,290,514

		5,021,934

Independent Power and Renewable Electricity Producers—1.3%
AES Corp.	64,700	1,079,196

Insurance—4.9%
Arch Capital Group Ltd.(1)	40,336	3,324,897
Assured Guaranty Ltd.	8,225	667,294

		3,992,191

IT Services—1.0%
Akamai Technologies, Inc.(1)	6,858	845,111

Machinery—5.8%
AGCO Corp.	7,793	953,317
Manitowoc Co., Inc.(1)	67,869	1,092,691
Terex Corp.	7,839	481,550
Westinghouse Air Brake Technologies Corp.	16,826	2,213,797

		4,741,355

Marine Transportation—1.3%
Kirby Corp.(1)	13,169	1,035,873

Media—1.3%
Interpublic Group of Cos., Inc.	31,050	1,024,339

Metals & Mining—1.6%
Freeport-McMoRan, Inc.	32,985	1,309,175

Multi-Utilities—2.8%
NiSource, Inc.	45,607	1,184,414
Sempra	15,580	1,114,905

		2,299,319

Oil, Gas & Consumable Fuels—2.2%
ConocoPhillips	4,084	456,877
EQT Corp.	5,300	187,620
Marathon Petroleum Corp.	4,094	677,966
Range Resources Corp.	6,800	197,472
Southwestern Energy Co.(1)	48,800	314,760

		1,834,695

Passenger Airlines—1.3%
United Airlines Holdings, Inc.(1)	26,471	1,095,370

Personal Care Products—1.9%
Coty, Inc.(1)	125,485	1,515,859

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Shares	Value

Pharmaceuticals—0.5%
Perrigo Co. PLC (Ireland)	14,152	$453,996

Professional Services—0.9%
Jacobs Solutions, Inc.	5,486	739,348

Real Estate Management & Development—2.3%
Jones Lang LaSalle, Inc.(1)	10,567	1,870,993

Retail REITs—1.6%
SITE Centers Corp.	98,220	1,308,290

Semiconductors & Semiconductor Equipment—0.4%
Analog Devices, Inc.	1,716	330,090

Specialized REITs—0.6%
Weyerhaeuser Co.	15,745	515,964

Specialty Retail—3.3%
Dick’s Sporting Goods, Inc.	8,311	1,238,921
Gap, Inc.	23,514	439,477
Guess?, Inc.	25,048	559,572
Williams-Sonoma, Inc.	2,506	484,635

		2,722,605

Technology Hardware, Storage & Peripherals—0.7%
Seagate Technology Holdings PLC	6,616	566,859

Total Common Stock (Cost: $48,896,349)		79,359,344

MONEY MARKET INVESTMENTS—1.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.30%(2)	961,345	961,345

Total Money Market Investments (Cost: $961,345)		961,345

Total Investments (98.6%) (Cost: $49,857,694)		80,320,689
Excess Of Other Assets Over Liabilities (1.4%)		1,114,680

Net Assets (100.0%)		$81,435,369

Notes to the Schedule of Investments:
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2024.

TCW Relative Value Mid Cap Fund

Investments by Sector (Unaudited)	January 31, 2024

Sector	Percentage of Net Assets
Aerospace & Defense	3.3%
Air Freight & Logistics	2.8
Automobile Components	1.5
Banks	5.9
Broadline Retail	0.4
Building Products	0.6
Capital Markets	2.4
Chemicals	1.5
Communications Equipment	1.3
Construction & Engineering	2.0
Consumer Finance	1.3
Consumer Staples Distribution & Retail	2.4
Electronic Equipment, Instruments & Components	4.5
Energy Equipment & Services	3.1
Entertainment	0.6
Financial Services	9.1
Health Care Providers & Services	8.2
Health Care REITs	1.3
Hotels, Restaurants & Leisure	3.3
Household Durables	6.2
Independent Power and Renewable Electricity Producers	1.3
Insurance	4.9
IT Services	1.0
Machinery	5.8
Marine Transportation	1.3
Media	1.3
Metals & Mining	1.6
Multi-Utilities	2.8
Oil, Gas & Consumable Fuels	2.2
Passenger Airlines	1.3
Personal Care Products	1.9
Pharmaceuticals	0.5
Professional Services	0.9
Real Estate Management & Development	2.3
Retail REITs	1.6
Semiconductors & Semiconductor Equipment	0.4
Specialized REITs	0.6
Specialty Retail	3.3
Technology Hardware, Storage & Peripherals	0.7
Money Market Investments	1.2

Total	98.6%

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	January 31, 2024

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,675,819	$—	$—	$2,675,819
Air Freight & Logistics	2,276,437	—	—	2,276,437
Automobile Components	1,238,042	—	—	1,238,042
Banks	4,844,554	—	—	4,844,554
Broadline Retail	326,383	—	—	326,383
Building Products	459,134	—	—	459,134
Capital Markets	1,956,112	—	—	1,956,112
Chemicals	1,206,338	—	—	1,206,338
Communications Equipment	1,029,964	—	—	1,029,964
Construction & Engineering	1,599,260	—	—	1,599,260
Consumer Finance	1,028,303	—	—	1,028,303
Consumer Staples Distribution & Retail	1,920,045	—	—	1,920,045
Electronic Equipment, Instruments & Components	3,657,553	—	—	3,657,553
Energy Equipment & Services	2,513,089	—	—	2,513,089
Entertainment	496,902	—	—	496,902
Financial Services	7,414,173	—	—	7,414,173
Health Care Providers & Services	6,704,052	—	—	6,704,052
Health Care REITs	1,036,044	—	—	1,036,044
Hotels, Restaurants & Leisure	2,674,578	—	—	2,674,578
Household Durables	5,021,934	—	—	5,021,934
Independent Power and Renewable Electricity Producers	1,079,196	—	—	1,079,196
Insurance	3,992,191	—	—	3,992,191
IT Services	845,111	—	—	845,111
Machinery	4,741,355	—	—	4,741,355
Marine Transportation	1,035,873	—	—	1,035,873
Media	1,024,339	—	—	1,024,339
Metals & Mining	1,309,175	—	—	1,309,175
Multi-Utilities	2,299,319	—	—	2,299,319
Oil, Gas & Consumable Fuels	1,834,695	—	—	1,834,695
Passenger Airlines	1,095,370	—	—	1,095,370
Personal Care Products	1,515,859	—	—	1,515,859
Pharmaceuticals	453,996	—	—	453,996
Professional Services	739,348	—	—	739,348
Real Estate Management & Development	1,870,993	—	—	1,870,993
Retail REITs	1,308,290	—	—	1,308,290
Semiconductors & Semiconductor Equipment	330,090	—	—	330,090
Specialized REITs	515,964	—	—	515,964
Specialty Retail	2,722,605	—	—	2,722,605
Technology Hardware, Storage & Peripherals	566,859	—	—	566,859

Total Common Stock	79,359,344	—	—	79,359,344

Money Market Investments	961,345	—	—	961,345

Total Investments	$80,320,689	$—	$—	$80,320,689

TCW Select Equities Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Shares	Value

COMMON STOCK—96.5% of Net Assets

Broadline Retail—5.8%
Amazon.com, Inc.(1)	236,333	$36,678,882

Capital Markets—5.0%
Charles Schwab Corp.	143,920	9,055,446
S&P Global, Inc.	50,228	22,519,724

		31,575,170

Commercial Services & Supplies—1.9%
Waste Connections, Inc. (Canada)	78,149	12,133,414

Consumer Staples Distribution & Retail—3.5%
Costco Wholesale Corp.	31,446	21,851,196

Financial Services—8.3%
Mastercard, Inc.	49,749	22,348,743
Visa, Inc.	110,792	30,275,022

		52,623,765

Health Care Equipment & Supplies—7.0%
Boston Scientific Corp.(1)	243,502	15,403,937
Dexcom, Inc.(1)	109,926	13,339,520
Intuitive Surgical, Inc.(1)	40,968	15,494,917

		44,238,374

Health Care Providers & Services—2.6%
UnitedHealth Group, Inc.	32,590	16,677,607

Interactive Media & Services—6.4%
Alphabet, Inc.—Class C(1)	283,495	40,199,591

IT Services—3.2%
Gartner, Inc.(1)	29,191	13,353,131
Snowflake, Inc.(1)	34,705	6,789,686

		20,142,817

Media—1.7%
Trade Desk, Inc.(1)	160,606	10,990,269

Pharmaceuticals—2.7%
Zoetis, Inc.	92,374	17,348,761

Semiconductors & Semiconductor Equipment—12.5%
ASML Holding NV (Netherlands)	20,923	18,199,244
NVIDIA Corp.	99,013	60,919,728

		79,118,972

Software—26.2%
Adobe, Inc.(1)	30,084	18,585,294
Crowdstrike Holdings, Inc.(1)	74,068	21,664,890
Microsoft Corp.	112,399	44,687,594
Palo Alto Networks, Inc.(1)	51,250	17,348,637
Salesforce, Inc.(1)	71,974	20,231,172
ServiceNow, Inc.(1)	56,717	43,411,192

		165,928,779

Specialized REITs—2.3%
American Tower Corp.	73,290	14,339,188

Specialty Retail—5.6%
Home Depot, Inc.	41,680	14,711,373
O’Reilly Automotive, Inc.(1)	9,524	9,743,528
Ulta Beauty, Inc.(1)	21,627	10,857,835

		35,312,736

Textiles, Apparel & Luxury Goods—1.8%
NIKE, Inc.—Class B	111,000	11,269,830

Total Common Stock (Cost: $200,502,928)		610,429,351

MONEY MARKET INVESTMENTS—3.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.30%(2)	21,961,264	21,961,264

Total Money Market Investments (Cost: $21,961,264)		21,961,264

Total Investments (100.0%) (Cost: $222,464,192)		632,390,615
Liabilities In Excess Of Other Assets (0.0%)		(155,082)

Net Assets (100.0%)		$632,235,533

Notes to the Schedule of Investments:
REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2024.

TCW Select Equities Fund

Investments by Sector (Unaudited)	January 31, 2024

Sector	Percentage of Net Assets
Broadline Retail	5.8%
Capital Markets	5.0
Commercial Services & Supplies	1.9
Consumer Staples Distribution & Retail	3.5
Financial Services	8.3
Health Care Equipment & Supplies	7.0
Health Care Providers & Services	2.6
Interactive Media & Services	6.4
IT Services	3.2
Media	1.7
Pharmaceuticals	2.7
Semiconductors & Semiconductor Equipment	12.5
Software	26.2
Specialized REITs	2.3
Specialty Retail	5.6
Textiles, Apparel & Luxury Goods	1.8
Money Market Investments	3.5

Total	100.0%

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	January 31, 2024

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Broadline Retail	$36,678,882	$—	$—	$36,678,882
Capital Markets	31,575,170	—	—	31,575,170
Commercial Services & Supplies	12,133,414	—	—	12,133,414
Consumer Staples Distribution & Retail	21,851,196	—	—	21,851,196
Financial Services	52,623,765	—	—	52,623,765
Health Care Equipment & Supplies	44,238,374	—	—	44,238,374
Health Care Providers & Services	16,677,607	—	—	16,677,607
Interactive Media & Services	40,199,591	—	—	40,199,591
IT Services	20,142,817	—	—	20,142,817
Media	10,990,269	—	—	10,990,269
Pharmaceuticals	17,348,761	—	—	17,348,761
Semiconductors & Semiconductor Equipment	79,118,972	—	—	79,118,972
Software	165,928,779	—	—	165,928,779
Specialized REITs	14,339,188	—	—	14,339,188
Specialty Retail	35,312,736	—	—	35,312,736
Textiles, Apparel & Luxury Goods	11,269,830	—	—	11,269,830

Total Common Stock	610,429,351	—	—	610,429,351

Money Market Investments	21,961,264	—	—	21,961,264

Total Investments	$632,390,615	$—	$—	$632,390,615

Note 1 — Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Options on equity securities and options on indexes were valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Mutual funds. Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized as Level 1.

Options contracts. Options contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized as Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of January 31, 2024 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW GLOBAL REAL ESTATE FUND	COMMON STOCK	TOTAL
Balance as of October 31, 2023	$—	$—
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)*	23,931	23,931
Purchases	—	—
Sales	—	—
Transfers in to Level 3	225,422	225,422
Transfers out of Level 3	—	—

Balance as of January 31, 2024	$249,353	$249,353

*

The change in unrealized appreciation (depreciation) on securities still held at January 31, 2024 was $23,931 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW NEW AMERICA PREMIER EQUITIES FUND	WARRANTS	TOTAL
Balance as of October 31, 2023	$1	$1
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)*	—	—
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of January 31, 2024	$1	$1

*

The change in unrealized appreciation (depreciation) on securities still held at January 31, 2024 was $0 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

Significant unobservable valuation inputs for Level 3 investments as of January 31, 2024 are as follows:

Description	Fair Value at January 31, 2024	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Impact to Valuation If Input Increases
TCW Global Real Estate Fund
Common Stock	$249,353	Third-party Vendor	Vendor Prices	$11.67	$11.67	Increase
TCW New America Premier Equities Fund
Warrants	$1	Broker Quote	Offered Quote	$0.00008	$0.00008	Increase

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended January 31, 2024, the TCW Global Real Estate Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Global Real Estate Fund

Equity Risk
Asset Derivatives
Investments(1)	$57,400

Total Value	$57,400

Number of Contracts(2)
Options Purchased	327

(1)	Represents purchased options, at value.
(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended January 31, 2024.

Note 2 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended January 31, 2024.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2024.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2024.

Derivatives:

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended January 31, 2024, the TCW Global Real Estate Fund entered into option contracts to hedge the Fund’s investments from market volatility in the real estate sector.

Note 3 — Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended January 31, 2024 is listed after the Schedule of Investments.

Note 4 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at January 31, 2024.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—106.5% of Net Assets
CORPORATE BONDS—21.5%

Aerospace & Defense—0.3%
Boeing Co.
1.43%	02/04/24	$2,650,000	$2,650,000
4.88%	05/01/25	560,000	556,371

			3,206,371

Agriculture—0.8%
BAT Capital Corp. (United Kingdom)
4.54%	08/15/47	1,270,000	973,763
4.76%	09/06/49	138,000	108,751
5.28%	04/02/50	1,285,000	1,087,612
Imperial Brands Finance Netherlands BV (United Kingdom) 1.75%(1)	03/18/33	750,000	642,785
Imperial Brands Finance PLC (United Kingdom)
3.13%(2)	07/26/24	2,300,000	2,271,779
3.88%(2)	07/26/29	35,000	32,629
Philip Morris International, Inc.
1.45%	08/01/39	310,000	223,092
1.88%	11/06/37	380,000	307,858
Reynolds American, Inc. (United Kingdom) 5.85%	08/15/45	2,270,000	2,101,657

			7,749,926

Airlines—0.4%
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA 3.20%	10/25/25	1,500,000	1,490,250
U.S. Airways Pass-Through Trust Series 2012-2, Class A (EETC) 4.63%	12/03/26	355,414	349,397
United Airlines Pass-Through Trust Series 2023-1, Class A 5.80%	07/15/37	2,300,000	2,320,723

			4,160,370

Banks—7.6%
ABN AMRO Bank NV (Netherlands) 2.47% (1 yr. CMT + 1.100%)(2),(3)	12/13/29	1,700,000	1,498,057
Bank of America Corp.
1.66% (Secured Overnight Financing Rate + 0.910%)(3)	03/11/27	5,520,000	5,137,736
1.73% (Secured Overnight Financing Rate + 0.960%)(3)	07/22/27	2,110,000	1,945,863
1.92% (Secured Overnight Financing Rate + 1.370%)(3)	10/24/31	345,000	282,624
2.09% (Secured Overnight Financing Rate + 1.060%)(3)	06/14/29	2,155,000	1,909,826
2.30% (Secured Overnight Financing Rate + 1.220%)(3)	07/21/32	1,835,000	1,506,627
2.50% (3 mo. USD Term SOFR + 1.252%)(3)	02/13/31	635,000	549,351
2.59% (Secured Overnight Financing Rate + 2.150%)(3)	04/29/31	135,000	117,033
Citigroup, Inc.
2.56% (Secured Overnight Financing Rate + 1.167%)(3)	05/01/32	555,000	464,993
2.98% (Secured Overnight Financing Rate + 1.422%)(3)	11/05/30	1,395,000	1,252,264
3.06% (Secured Overnight Financing Rate + 1.351%)(3)	01/25/33	2,170,000	1,858,019
3.89% (3 mo. USD Term SOFR + 1.825%)(3)	01/10/28	45,000	43,729
Goldman Sachs Group, Inc.
1.43% (Secured Overnight Financing Rate + 0.798%)(3)	03/09/27	4,260,000	3,942,460
1.95% (Secured Overnight Financing Rate + 0.913%)(3)	10/21/27	1,000,000	919,830
2.38% (Secured Overnight Financing Rate + 1.248%)(3)	07/21/32	465,000	383,630
2.65% (Secured Overnight Financing Rate + 1.264%)(3)	10/21/32	55,000	46,026
HSBC Holdings PLC (United Kingdom)
1.59% (Secured Overnight Financing Rate + 1.290%)(3)	05/24/27	1,195,000	1,099,725
2.21% (Secured Overnight Financing Rate + 1.285%)(3)	08/17/29	2,570,000	2,249,084
2.36% (Secured Overnight Financing Rate + 1.947%)(3)	08/18/31	930,000	777,136
JPMorgan Chase & Co.
0.97% (3 mo. USD Term SOFR + 0.580%)(3)	06/23/25	6,265,000	6,146,404
1.56% (Secured Overnight Financing Rate + 0.605%)(3)	12/10/25	2,080,000	2,011,402
1.95% (Secured Overnight Financing Rate + 1.065%)(3)	02/04/32	1,850,000	1,510,885
2.18% (Secured Overnight Financing Rate + 1.890%)(3)	06/01/28	905,000	830,855
2.58% (3 mo. USD Term SOFR + 1.250%)(3)	04/22/32	80,000	67,814
2.74% (3 mo. USD Term SOFR + 1.510%)(3)	10/15/30	1,070,000	953,124
2.95% (Secured Overnight Financing Rate + 1.170%)(3)	02/24/28	750,000	708,157
Lloyds Banking Group PLC (United Kingdom)
1.63% (1 yr. CMT + 0.850%)(3)	05/11/27	390,000	359,182
3.87% (1 yr. CMT + 3.500%)(3)	07/09/25	1,600,000	1,588,601
Morgan Stanley
1.51% (Secured Overnight Financing Rate + 0.858%)(3)	07/20/27	1,145,000	1,051,087
1.93% (Secured Overnight Financing Rate + 1.020%)(3)	04/28/32	1,035,000	836,340

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Banks (Continued)
2.24% (Secured Overnight Financing Rate + 1.178%)(3)	07/21/32	$130,000	$106,536
3.77% (3 mo. USD Term SOFR + 1.402%)(3)	01/24/29	2,190,000	2,097,706
NatWest Group PLC (United Kingdom)
4.27% (3 mo. USD LIBOR + 1.762%)(3)	03/22/25	715,000	713,441
PNC Financial Services Group, Inc.
5.07% (Secured Overnight Financing Rate + 1.933%)(3)	01/24/34	2,785,000	2,745,759
5.68% (Secured Overnight Financing Rate + 1.902%)(3)	01/22/35	455,000	467,349
6.88% (Secured Overnight Financing Rate + 2.284%)(3)	10/20/34	130,000	144,891
Santander U.K. Group Holdings PLC (United Kingdom)
1.09% (Secured Overnight Financing Rate + 0.787%)(3)	03/15/25	3,265,000	3,244,724
1.67% (Secured Overnight Financing Rate + 0.989%)(3)	06/14/27	1,531,000	1,399,885
2.47% (Secured Overnight Financing Rate + 1.220%)(3)	01/11/28	465,000	426,698
U.S. Bancorp
4.84% (Secured Overnight Financing Rate + 1.600%)(3)	02/01/34	2,245,000	2,163,327
5.68% (Secured Overnight Financing Rate + 1.860%)(3)	01/23/35	490,000	501,755
5.84% (Secured Overnight Financing Rate + 2.260%)(3)	06/12/34	220,000	227,249
5.85% (Secured Overnight Financing Rate + 2.090%)(3)	10/21/33	545,000	564,124
UBS Group AG (Switzerland)
0.63%(1)	01/18/33	515,000	423,329
1.31% (Secured Overnight Financing Rate Index + 0.980%)(2),(3)	02/02/27	2,610,000	2,401,200
1.36% (1 yr. CMT + 1.080%)(2),(3)	01/30/27	125,000	115,200
2.13% (1 yr. EUR Swap + 1.600%)(1),(3)	10/13/26	165,000	174,546
3.09% (Secured Overnight Financing Rate + 1.730%)(2),(3)	05/14/32	2,810,000	2,408,676
6.37% (Secured Overnight Financing Rate + 3.340%)(2),(3)	07/15/26	652,000	659,596
7.75% (1 yr. EURIBOR ICE Swap + 4.950%)(1),(3)	03/01/29	505,000	630,648
9.02% (Secured Overnight Financing Rate + 5.020%)(2)	11/15/33	4,360,000	5,383,110
Wells Fargo & Co.
2.16% (3 mo. USD Term SOFR + 1.012%)(3)	02/11/26	500,000	483,200
2.88% (3 mo. USD Term SOFR + 1.432%)(3)	10/30/30	150,000	133,747
3.35% (Secured Overnight Financing Rate + 1.500%)(3)	03/02/33	3,470,000	3,049,575
3.53% (Secured Overnight Financing Rate + 1.510%)(3)	03/24/28	2,270,000	2,175,750
3.58% (3 mo. USD Term SOFR + 1.572%)(3)	05/22/28	260,000	248,957
4.90% (Secured Overnight Financing Rate + 2.100%)(3)	07/25/33	1,045,000	1,021,768
5.39% (Secured Overnight Financing Rate + 2.020%)(3)	04/24/34	550,000	555,483

			76,716,093

Beverages—0.2%
Bacardi Ltd.
2.75%(2)	07/15/26	750,000	709,605
4.45%(2)	05/15/25	1,095,000	1,081,875

			1,791,480

Chemicals—0.3%
International Flavors & Fragrances, Inc.
2.30%(2)	11/01/30	1,185,000	986,761
3.27%(2)	11/15/40	235,000	168,418
3.47%(2)	12/01/50	125,000	84,999
4.38%	06/01/47	370,000	286,842
5.00%	09/26/48	2,040,000	1,746,438

			3,273,458

Commercial Services—0.1%
Global Payments, Inc. 4.88%	03/17/31	225,000	257,734
Worldline SA (France) 4.13%(1)	09/12/28	300,000	323,244

			580,978

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 3.00%	10/29/28	3,225,000	2,927,160
Air Lease Corp.
3.25%	03/01/25	1,300,000	1,270,460
3.63%	12/01/27	400,000	379,561
4.63%	10/01/28	1,500,000	1,472,310
Avolon Holdings Funding Ltd. (Ireland)
2.53%(2)	11/18/27	884,000	789,583
2.88%(2)	02/15/25	1,550,000	1,502,058
3.95%(2)	07/01/24	405,000	401,533
Park Aerospace Holdings Ltd. (Ireland) 5.50%(2)	02/15/24	108,000	108,004

			8,850,669

Electric—1.1%
American Electric Power Co., Inc. 5.95%	11/01/32	450,000	475,191
Appalachian Power Co. 4.45%	06/01/45	690,000	584,787

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Electric (Continued)
Arizona Public Service Co. 3.35%	05/15/50	$1,675,000	$1,190,992
Duke Energy Corp. 3.85%	06/15/34	800,000	850,152
Duke Energy Florida LLC 5.88%	11/15/33	190,000	203,648
Duke Energy Progress LLC 3.70%	10/15/46	1,325,000	1,032,718
Indiana Michigan Power Co. 4.55%	03/15/46	420,000	370,620
ITC Holdings Corp. 2.95%(2)	05/14/30	1,000,000	888,640
Jersey Central Power & Light Co. 2.75%(2)	03/01/32	2,575,000	2,172,605
Public Service Co. of Colorado 5.25%	04/01/53	1,215,000	1,194,673
TenneT Holding BV (Netherlands)
2.75%(1)	05/17/42	775,000	775,406
4.50%(1)	10/28/34	410,000	486,162
4.75%(1)	10/28/42	1,015,000	1,269,384

			11,494,978

Entertainment—0.5%
WarnerMedia Holdings, Inc.
4.28%	03/15/32	200,000	183,194
5.05%	03/15/42	3,135,000	2,781,999
5.14%	03/15/52	2,834,000	2,441,151

			5,406,344

Food—0.8%
ELO SACA (France) 6.00%(1)	03/22/29	200,000	219,483
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%(2)	03/15/34	1,740,000	1,834,047
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00%	02/02/29	1,445,000	1,280,646
3.00%	05/15/32	1,875,000	1,527,295
6.50%	12/01/52	1,000,000	1,001,340
Pilgrim’s Pride Corp. 6.25%	07/01/33	545,000	558,195
Smithfield Foods, Inc. 2.63%(2)	09/13/31	2,565,000	2,012,858

			8,433,864

Gas—0.4%
East Ohio Gas Co. 2.00%(2)	06/15/30	830,000	694,591
KeySpan Gas East Corp.
3.59%(2)	01/18/52	1,150,000	790,464
5.82%(2)	04/01/41	1,551,000	1,499,135
5.99%(2)	03/06/33	530,000	537,478
National Gas Transmission PLC (United Kingdom) 4.25%(1)	04/05/30	560,000	628,885

			4,150,553

Health Care-Products—0.0%
Sartorius Finance BV (Germany) 4.50%(1)	09/14/32	300,000	343,238

Health Care-Services—0.6%
Centene Corp. 3.00%	10/15/30	2,888,000	2,500,633
CommonSpirit Health 2.78%	10/01/30	875,000	768,390
Fresenius Finance Ireland PLC 0.88%(1)	10/01/31	920,000	810,423
Fresenius Medical Care U.S. Finance III, Inc. 1.88%(2)	12/01/26	1,650,000	1,497,292
HCA, Inc. 5.50%	06/15/47	315,000	304,734

			5,881,472

Insurance—1.2%
Aon Corp./Aon Global Holdings PLC 2.60%	12/02/31	940,000	797,722
Athene Global Funding
1.99%(2)	08/19/28	3,000,000	2,602,770
2.72%(2)	01/07/29	240,000	211,474
3.21%(2)	03/08/27	815,000	761,233
Farmers Exchange Capital 7.20%(2)	07/15/48	1,495,000	1,396,622
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(2),(3)	11/01/53	2,065,000	1,884,632
Nationwide Mutual Insurance Co. 7.94% (3 mo. USD LIBOR + 2.290%)(2),(3)	12/15/24	3,000,000	3,003,882
New York Life Insurance Co. 3.75%(2)	05/15/50	70,000	55,180
Teachers Insurance & Annuity Association of America
3.30%(2)	05/15/50	430,000	310,820
4.27%(2)	05/15/47	130,000	111,115
Willis North America, Inc. 4.50%	09/15/28	1,445,000	1,414,542

			12,549,992

Internet—0.1%
Tencent Holdings Ltd.(China)
3.68%(2)	04/22/41	825,000	652,815
3.98%(2)	04/11/29	740,000	705,975

			1,358,790

Media—0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90%	06/01/52	1,000,000	659,250
4.80%	03/01/50	495,000	378,255
5.13%	07/01/49	580,000	463,826
5.38%	04/01/38	1,475,000	1,335,716
5.38%	05/01/47	2,755,000	2,306,183
5.75%	04/01/48	1,028,000	897,043

			6,040,273

Miscellaneous Manufacturers—0.3%
General Electric Co. 6.12% (3 mo. USD Term SOFR + 0.742%)	08/15/36	3,045,000	2,764,998

Oil & Gas—0.1%
Petroleos Mexicanos
6.63%	06/15/35	552,000	416,208
6.75%	09/21/47	665,000	424,732

			840,940

Packaging & Containers—0.4%
Berry Global, Inc.
1.57%	01/15/26	1,584,000	1,479,393
1.65%	01/15/27	1,716,000	1,550,901
4.88%(2)	07/15/26	580,000	571,060

			3,601,354

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Pharmaceuticals—0.5%
Bayer U.S. Finance II LLC
4.38%(2)	12/15/28	$2,023,000	$1,919,350
4.63%(2)	06/25/38	500,000	432,188
4.88%(2)	06/25/48	1,930,000	1,589,499
Bayer U.S. Finance LLC 6.50%(2)	11/21/33	1,010,000	1,032,119

			4,973,156

Pipelines—0.7%
Energy Transfer LP
5.15%	03/15/45	315,000	289,916
5.40%	10/01/47	313,000	291,976
5.95%	10/01/43	630,000	628,220
Rockies Express Pipeline LLC 4.95%(2)	07/15/29	2,000,000	1,925,360
Southern Natural Gas Co. LLC 7.35%	02/15/31	2,380,000	2,556,465
TC PipeLines LP 4.38%	03/13/25	710,000	702,153
TransCanada PipeLines Ltd.
4.63%	03/01/34	125,000	118,664
6.10%	06/01/40	375,000	393,810

			6,906,564

Real Estate—0.3%
Annington Funding PLC (United Kingdom)
2.31%(1)	10/06/32	720,000	717,049
3.18%(1)	07/12/29	325,000	370,659
Blackstone Property Partners Europe Holdings SARL (Luxembourg)
1.00%(1)	05/04/28	425,000	397,566
1.63%(1)	04/20/30	325,000	294,308
1.75%(1)	03/12/29	550,000	520,267
LEG Immobilien SE (Germany) 1.50%(1)	01/17/34	100,000	84,454
Vonovia Finance BV (Germany) 2.25%(1)	04/07/30	100,000	98,222
Vonovia SE (Germany)
1.00%(1)	06/16/33	300,000	246,792
1.50%(1)	06/14/41	300,000	211,645
5.00%(1)	11/23/30	100,000	113,801

			3,054,763

REIT—2.4%
American Assets Trust LP 3.38%	02/01/31	1,655,000	1,371,780
American Homes 4 Rent LP 3.38%	07/15/51	730,000	497,692
American Tower Corp.
0.88%	05/21/29	725,000	688,190
1.00%	01/15/32	500,000	443,811
2.70%	04/15/31	310,000	265,897
CapitaLand Ascendas REIT (Singapore) 0.75%(1)	06/23/28	870,000	814,084
CubeSmart LP 3.00%	02/15/30	317,000	282,177
Digital Dutch Finco BV 1.25%(1)	02/01/31	1,830,000	1,649,150
Digital Intrepid Holding BV 1.38%(1)	07/18/32	105,000	91,518
Extra Space Storage LP
2.35%	03/15/32	140,000	113,421
2.40%	10/15/31	2,000,000	1,643,400
3.90%	04/01/29	250,000	236,750
GLP Capital LP/GLP Financing II, Inc.
3.25%	01/15/32	16,000	13,526
4.00%	01/15/30	528,000	484,477
4.00%	01/15/31	170,000	151,871
5.30%	01/15/29	1,280,000	1,267,994
5.75%	06/01/28	1,600,000	1,611,950
Healthcare Realty Holdings LP
2.00%	03/15/31	1,915,000	1,535,069
2.05%	03/15/31	164,000	127,394
3.10%	02/15/30	250,000	219,386
Hudson Pacific Properties LP
3.25%	01/15/30	1,752,000	1,399,165
3.95%	11/01/27	70,000	63,050
4.65%	04/01/29	100,000	88,448
Invitation Homes Operating Partnership LP
2.00%	08/15/31	1,776,000	1,407,729
5.50%	08/15/33	215,000	216,759
Kilroy Realty LP 2.65%	11/15/33	521,000	394,458
LXP Industrial Trust 2.38%	10/01/31	1,592,000	1,283,279
Physicians Realty LP 2.63%	11/01/31	940,000	774,613
Prologis Euro Finance LLC
0.50%	02/16/32	400,000	339,592
0.63%	09/10/31	100,000	87,885
4.25%	01/31/43	450,000	484,101
Realty Income Corp. 5.13%	07/06/34	830,000	975,744
Rexford Industrial Realty LP 2.15%	09/01/31	25,000	20,167
SELP Finance SARL (Luxembourg) 0.88%(1)	05/27/29	900,000	832,859
VICI Properties LP
4.95%	02/15/30	185,000	179,322
5.13%	05/15/32	977,000	937,197
VICI Properties LP/VICI Note Co., Inc.
3.88%(2)	02/15/29	425,000	391,088
4.13%(2)	08/15/30	41,000	37,400
4.50%(2)	01/15/28	192,000	184,248
4.63%(2)	06/15/25	160,000	157,734

			23,764,375

Savings & Loans—0.2%
Nationwide Building Society (United Kingdom) 2.97% (Secured Overnight Financing Rate + 1.290%)(2),(3)	02/16/28	1,630,000	1,517,269

Telecommunications—0.6%
Global Switch Finance BV (United Kingdom) 1.38%(1)	10/07/30	695,000	684,768
Qwest Corp. 7.25%	09/15/25	920,000	909,650
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.74%(2)	09/20/29	1,920,311	1,906,173
5.15%(2)	09/20/29	2,129,250	2,134,713

			5,635,304

Water—0.1%
Thames Water Utilities Finance PLC (United Kingdom) 4.38%(1)	01/18/31	610,000	630,073

Total Corporate Bonds (Cost: $224,952,255)			215,677,645

MUNICIPAL BONDS—0.6%
California Health Facilities Financing Authority, Revenue Bond 3.00%	08/15/51	690,000	536,731

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (Continued)
City of New York, General Obligation Unlimited 3.00%	08/01/34	$380,000	$326,070
New York City Transitional Finance Authority Future Tax Secured Revenue
2.00%	08/01/35	1,000,000	751,688
2.40%	11/01/32	585,000	488,515
2.45%	11/01/34	2,485,000	2,003,213
Regents of the University of California Medical Center Pooled Revenue, 3.26%	05/15/60	3,060,000	2,102,538

Total Municipal Bonds (Cost: $8,063,354)			6,208,755

ASSET-BACKED SECURITIES—7.3%
AGL CLO 7 Ltd. Series 2020-7A, Class BR 7.28% (3 mo. USD Term SOFR + 1.962%)(2),(3)	07/15/34	4,235,000	4,238,422
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.94%(2)	08/15/46	3,372,000	3,042,322
ARES LXII CLO Ltd. Series 2021-62A, Class B 7.24% (3 mo. USD Term SOFR + 1.912%)(2),(3)	01/25/34	4,000,000	4,002,492
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1 6.16% (30 day USD SOFR Average + 0.814%)(3)	12/26/35	226,640	225,648
CF Hippolyta Issuer LLC Series 2020-1, Class B1 2.28%(2)	07/15/60	3,909,918	3,587,998
CIFC Funding Ltd. Series 2021-7A, Class A1 6.71% (3 mo. USD Term SOFR + 1.392%)(2),(3)	01/23/35	4,300,000	4,301,776
Clover CLO LLC Series 2018-1A, Class A1R 6.70% (3 mo. USD Term SOFR + 1.382%)(2),(3)	04/20/32	4,300,000	4,303,655
Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR 6.48% (3 mo. USD Term SOFR + 1.162%)(2),(3)	04/15/29	1,501,273	1,501,948
Global SC Finance II SRL Series 2014-1A, Class A2 3.09%(2)	07/17/29	153,839	151,611
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class AR2 6.69% (3 mo. USD Term SOFR + 1.372%)(2),(3)	10/29/29	384,723	385,053
JGWPT XXX LLC Series 2013-3A, Class A 4.08%(2)	01/17/73	1,009,078	953,213
JGWPT XXXII LLC Series 2014-2A, Class A 3.61%(2)	01/17/73	1,157,814	1,049,025
LCM Loan Income Fund I Ltd. Series 1A, Class B 7.03% (3 mo. USD Term SOFR + 1.712%)(2),(3)	04/20/31	50,000	49,818
Madison Park Funding XLVIII Ltd. Series 2021-48A, Class A 6.72% (3 mo. USD Term SOFR + 1.412%)(2),(3)	04/19/33	4,320,000	4,325,400
Navient Private Education Refi Loan Trust Series 2021-GA, Class A 1.58%(2)	04/15/70	2,692,766	2,348,114
Navient Student Loan Trust Series 2014-4, Class A 6.08% (30 day USD SOFR Average + 0.734%)(3)	03/25/83	1,105,678	1,084,063
Nelnet Student Loan Trust Series 2014-4A, Class A2 6.41% (30 day USD SOFR Average + 1.064%)(2),(3)	11/25/48	2,607,128	2,592,119
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class B1 2.41%(2)	10/20/61	3,904,000	3,247,194
OCP CLO Ltd. Series 2020-19A, Class AR 6.73% (3 mo. USD Term SOFR + 1.412%)(2),(3)	10/20/34	3,600,000	3,600,904
Octagon Investment Partners XIV Ltd. Series 2012-1A, Class AARR 6.53% (3 mo. USD Term SOFR + 1.212%)(2),(3)	07/15/29	1,954,822	1,954,664
Skyline Aviation, Inc. Series 2004-1, Class A 3.23%(4)	07/03/38	4,172,839	3,769,736
SLM Student Loan Trust Series 2003-7A, Class A5A 6.81% (90 day USD SOFR Average + 1.462%)(2),(3)	12/15/33	1,449,674	1,430,860
SLM Student Loan Trust Series 2008-2, Class B 6.82% (90 day USD SOFR Average + 1.462%)(3)	01/25/83	710,000	680,546
SLM Student Loan Trust Series 2008-3, Class B 6.82% (90 day USD SOFR Average + 1.462%)(3)	04/26/83	710,000	676,151
SLM Student Loan Trust Series 2008-4, Class A4 7.27% (90 day USD SOFR Average + 1.912%)(3)	07/25/22	2,148,390	2,156,605
SLM Student Loan Trust Series 2008-4, Class B 7.47% (90 day USD SOFR Average + 2.112%)(3)	04/25/73	710,000	714,562
SLM Student Loan Trust Series 2008-5, Class B 7.47% (90 day USD SOFR Average + 2.112%)(3)	07/25/73	710,000	705,755
SLM Student Loan Trust Series 2008-6, Class A4 6.72% (90 day USD SOFR Average + 1.362%)(3)	07/25/23	1,987,672	1,970,080
SLM Student Loan Trust Series 2008-6, Class B 7.47% (90 day USD SOFR Average + 2.112%)(3)	07/26/83	710,000	674,623
SLM Student Loan Trust Series 2008-7, Class B 7.47% (90 day USD SOFR Average + 2.112%)(3)	07/26/83	710,000	668,994
SLM Student Loan Trust Series 2012-7, Class A3 6.11% (30 day USD SOFR Average + 0.764%)(3)	05/26/26	1,209,595	1,164,951
U.S. Small Business Administration Series 2022-25G, Class 1 3.93%	07/01/47	5,862,003	5,551,431

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
U.S. Small Business Administration Series 2022-25H, Class 1 3.80%	08/01/47	$3,357,398	$3,096,767
U.S. Small Business Administration Series 2022-25J, Class 1 5.04%	10/01/47	3,393,727	3,442,547

Total Asset-backed Securities (Cost: $75,369,194)			73,649,047

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K155, Class A3 3.75%	04/25/33	4,045,000	3,799,542
Federal National Mortgage Association, Pool #AN0245 3.42%	11/01/35	1,725,538	1,623,744
Federal National Mortgage Association, Pool #BL6060 2.46%	04/01/40	1,840,000	1,335,645

Total Commercial Mortgage-Backed Securities—Agency (Cost: $7,716,684)			6,758,931

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—3.4%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3, Class A 6.52% (1 mo. USD Term SOFR + 1.184%)(2),(3)	08/15/34	3,882,000	3,866,799
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A 4.23%(2),(5)	08/10/38	1,930,000	1,820,527
Bank Series 2022-BNK42, Class A5 4.49%(5)	06/15/55	3,593,000	3,531,948
BPR Trust Series 2022-OANA, Class A 7.23% (1 mo. USD Term SOFR + 1.898%)(2),(3)	04/15/37	3,678,000	3,677,095
BX Commercial Mortgage Trust Series 2020-VIV4, Class A 2.84%(2)	03/09/44	2,415,000	2,105,348
BX Trust Series 2019-OC11, Class A 3.20%(2)	12/09/41	1,485,000	1,335,991
BXHPP Trust Series 2021-FILM, Class A 6.10% (1 mo. USD Term SOFR + 0.764%)(2),(3)	08/15/36	3,000,000	2,888,517
COMM Mortgage Trust Series 2015-CR27, Class A3 3.35%	10/10/48	1,840,022	1,792,153
CSAIL Commercial Mortgage Trust Series 2020-C19, Class A3 2.56%	03/15/53	3,004,000	2,551,231
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.23%(2)	07/10/39	2,185,000	1,972,096
Hudson Yards Mortgage Trust Series 2019-55HY, Class A 3.04%(2),(5)	12/10/41	1,180,000	1,042,210
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A 3.40%(2)	06/05/39	1,160,000	1,054,148
Manhattan West Mortgage Trust Series 2020-1MW, Class A 2.13%(2)	09/10/39	1,720,000	1,543,337
One Bryant Park Trust Series 2019-OBP, Class A 2.52%(2)	09/15/54	1,495,000	1,290,729
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A1 3.87%(2),(5)	01/05/43	1,710,000	1,216,107
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B 4.14%(2),(5)	01/05/43	70,000	49,726
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class AS 3.58%	02/15/48	2,100,000	2,018,133

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $35,881,941)			33,756,095

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—38.4%
Federal Home Loan Mortgage Corp. 4.50%(6)	04/01/53	7,239,089	6,996,184
Federal Home Loan Mortgage Corp., Pool #A97179 4.50%	03/01/41	920,678	917,864
Federal Home Loan Mortgage Corp., Pool #G06360 4.00%	03/01/41	1,083,712	1,045,258
Federal Home Loan Mortgage Corp., Pool #G06498 4.00%	04/01/41	734,388	708,119
Federal Home Loan Mortgage Corp., Pool #G06499 4.00%	03/01/41	489,787	477,051
Federal Home Loan Mortgage Corp., Pool #G07849 3.50%	05/01/44	617,649	579,887
Federal Home Loan Mortgage Corp., Pool #G07924 3.50%	01/01/45	918,743	859,737
Federal Home Loan Mortgage Corp., Pool #G08710 3.00%	06/01/46	1,125,382	1,009,403
Federal Home Loan Mortgage Corp., Pool #G08711 3.50%	06/01/46	1,815,371	1,686,919
Federal Home Loan Mortgage Corp., Pool #G08715 3.00%	08/01/46	2,177,339	1,952,949
Federal Home Loan Mortgage Corp., Pool #G08716 3.50%	08/01/46	1,224,155	1,137,536
Federal Home Loan Mortgage Corp., Pool #G08721 3.00%	09/01/46	1,750,428	1,574,086
Federal Home Loan Mortgage Corp., Pool #G08722 3.50%	09/01/46	495,978	460,884
Federal Home Loan Mortgage Corp., Pool #G08726 3.00%	10/01/46	1,679,956	1,510,714
Federal Home Loan Mortgage Corp., Pool #G08732 3.00%	11/01/46	1,688,309	1,518,225
Federal Home Loan Mortgage Corp., Pool #G08792 3.50%	12/01/47	1,343,079	1,244,360
Federal Home Loan Mortgage Corp., Pool #G08816 3.50%	06/01/48	250,579	232,070
Federal Home Loan Mortgage Corp., Pool #G08826 5.00%	06/01/48	229,230	230,176
Federal Home Loan Mortgage Corp., Pool #G08843 4.50%	10/01/48	884,865	872,447
Federal Home Loan Mortgage Corp., Pool #G16584 3.50%	08/01/33	974,508	946,689
Federal Home Loan Mortgage Corp., Pool #G18592 3.00%	03/01/31	501,799	482,349
Federal Home Loan Mortgage Corp., Pool #G18670 3.00%	12/01/32	347,296	330,335
Federal Home Loan Mortgage Corp., Pool #G18713 3.50%	11/01/33	650,138	630,766
Federal Home Loan Mortgage Corp., Pool #G60038 3.50%	01/01/44	877,784	824,478
Federal Home Loan Mortgage Corp., Pool #G60344 4.00%	12/01/45	446,779	431,567
Federal Home Loan Mortgage Corp., Pool #G67700 3.50%	08/01/46	724,016	675,643
Federal Home Loan Mortgage Corp., Pool #G67706 3.50%	12/01/47	517,238	482,673
Federal Home Loan Mortgage Corp., Pool #G67707 3.50%	01/01/48	5,724,726	5,336,352
Federal Home Loan Mortgage Corp., Pool #G67711 4.00%	03/01/48	1,423,681	1,373,428

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal Home Loan Mortgage Corp., Pool #G67718 4.00%	01/01/49	$1,308,916	$1,257,715
Federal Home Loan Mortgage Corp., Pool #Q05261 3.50%	12/01/41	940,975	884,125
Federal Home Loan Mortgage Corp., Pool #Q20178 3.50%	07/01/43	1,802,766	1,714,054
Federal Home Loan Mortgage Corp., Pool #QE0312 2.00%	04/01/52	5,192,812	4,184,463
Federal Home Loan Mortgage Corp., Pool #SD0231 3.00%	01/01/50	3,986,921	3,559,613
Federal Home Loan Mortgage Corp., Pool #SD7513 3.50%	04/01/50	497,868	461,881
Federal Home Loan Mortgage Corp., Pool #SD8178 2.50%	11/01/51	5,208,214	4,392,508
Federal Home Loan Mortgage Corp., Pool #SD8193 2.00%	02/01/52	7,733,320	6,239,525
Federal Home Loan Mortgage Corp., Pool #SD8194 2.50%	02/01/52	7,110,576	5,997,463
Federal Home Loan Mortgage Corp., Pool #SD8205 2.50%	04/01/52	2,084,447	1,753,634
Federal Home Loan Mortgage Corp., Pool #ZM1779 3.00%	09/01/46	1,062,644	954,398
Federal Home Loan Mortgage Corp., Pool #ZT1703 4.00%	01/01/49	891,177	855,766
Federal Home Loan Mortgage Corp. REMICS Series 2439, Class KZ 6.50%	04/15/32	50,930	52,982
Federal Home Loan Mortgage Corp. REMICS Series 2575, Class FD (PAC) 5.91% (30 day USD SOFR Average + 0.564%)(3)	02/15/33	135,974	134,883
Federal Home Loan Mortgage Corp. REMICS Series 2662, Class MT (TAC) 4.50%	08/15/33	37,984	37,555
Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F) 0.95% (-30 day USD SOFR Average + 6.296%)(3)	05/15/37	5,739	453
Federal Home Loan Mortgage Corp. REMICS Series 3339, Class JS (I/F) 7.34% (-30 day USD SOFR Average + 42.091%)(3)	07/15/37	169,173	232,690
Federal Home Loan Mortgage Corp. REMICS Series 3351, Class ZC 5.50%	07/15/37	135,398	138,766
Federal Home Loan Mortgage Corp. REMICS Series 3380, Class SM (I/O) (I/F) 0.95% (-30 day USD SOFR Average + 6.296%)(3)	10/15/37	211,951	21,902
Federal Home Loan Mortgage Corp. REMICS Series 3382, Class FL 6.16% (30 day USD SOFR Average + 0.814%)(3)	11/15/37	53,374	53,232
Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F) 0.44% (-30 day USD SOFR Average + 5.786%)(3)	04/15/38	853,649	54,719
Federal Home Loan Mortgage Corp. REMICS Series 3578, Class DI (I/O) (I/F) 1.19% (-30 day USD SOFR Average + 6.536%)(3)	04/15/36	301,280	21,563
Federal Home Loan Mortgage Corp. REMICS Series 4818, Class CA 3.00%	04/15/48	422,519	374,881
Federal Home Loan Mortgage Corp. REMICS Series 5369 6.50%(6)	01/20/54	1,095,000	1,095,000
Federal National Mortgage Association
2.00%	04/01/51	7,074,880	5,736,089
4.50%	12/01/52	6,377,634	6,169,542
4.50%(6)	04/01/53	7,566,009	7,312,134
5.00%	04/01/53	8,237,757	8,132,967
Federal National Mortgage Association, Pool #596686 6.50%	11/01/31	6,376	6,460
Federal National Mortgage Association, Pool #727575 5.00%	06/01/33	11,216	11,145
Federal National Mortgage Association, Pool #748751 5.50%	10/01/33	31,828	31,699
Federal National Mortgage Association, Pool #AB2127 3.50%	01/01/26	99,869	98,234
Federal National Mortgage Association, Pool #AL0209 4.50%	05/01/41	278,172	276,299
Federal National Mortgage Association, Pool #AL0851 6.00%	10/01/40	248,717	261,771
Federal National Mortgage Association, Pool #AS9830 4.00%	06/01/47	480,469	461,670
Federal National Mortgage Association, Pool #BN7755 3.00%	09/01/49	2,607,439	2,328,795
Federal National Mortgage Association, Pool #BQ6913 2.00%	12/01/51	8,524,493	6,899,083
Federal National Mortgage Association, Pool #BQ7006 2.00%	01/01/52	6,986,604	5,647,882
Federal National Mortgage Association, Pool #BV8464 3.00%	04/01/52	3,878,723	3,398,872
Federal National Mortgage Association, Pool #CA1710 4.50%	05/01/48	1,212,148	1,189,919
Federal National Mortgage Association, Pool #CA1711 4.50%	05/01/48	849,205	833,632
Federal National Mortgage Association, Pool #CA2208 4.50%	08/01/48	678,143	665,707
Federal National Mortgage Association, Pool #CA2327 4.00%	09/01/48	423,406	408,103
Federal National Mortgage Association, Pool #CB0610 2.50%	05/01/51	6,724,736	5,720,311
Federal National Mortgage Association, Pool #CB2313 2.50%	12/01/51	7,394,884	6,275,093
Federal National Mortgage Association, Pool #CB3289 2.00%	04/01/52	9,424,515	7,677,561
Federal National Mortgage Association, Pool #FM2318 3.50%	09/01/49	257,225	238,529
Federal National Mortgage Association, Pool #FM2870 3.00%	03/01/50	1,706,091	1,523,236
Federal National Mortgage Association, Pool #FS1598 2.00%(6)	04/01/52	7,790,357	6,277,613
Federal National Mortgage Association, Pool #MA1146 4.00%	08/01/42	553,948	534,764
Federal National Mortgage Association, Pool #MA1561 3.00%	09/01/33	1,075,388	1,023,645
Federal National Mortgage Association, Pool #MA1584 3.50%	09/01/33	1,578,478	1,528,586
Federal National Mortgage Association, Pool #MA3182 3.50%	11/01/47	290,275	268,607

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal National Mortgage Association, Pool #MA4093 2.00%	08/01/40	$3,934,414	$3,363,726
Federal National Mortgage Association, Pool #MA4281 2.00%	03/01/51	7,148,709	5,801,265
Federal National Mortgage Association, Pool #MA4387 2.00%	07/01/41	564,924	481,746
Federal National Mortgage Association, Pool #MA4465 2.00%	11/01/51	2,108,591	1,702,762
Federal National Mortgage Association, Pool #MA4512 2.50%	01/01/52	7,751,397	6,540,475
Federal National Mortgage Association, Pool #MA4548 2.50%	02/01/52	7,129,907	6,013,768
Federal National Mortgage Association, Pool #MA4579 3.00%	04/01/52	7,044,931	6,180,903
Federal National Mortgage Association REMICS Series 2001-14, Class SH (I/F) 8.72% (-30 day USD SOFR Average + 27.424%)(3)	03/25/30	33,189	37,848
Federal National Mortgage Association REMICS Series 2001-34, Class FV 5.96% (30 day USD SOFR Average + 0.614%)(3)	08/25/31	50,356	50,211
Federal National Mortgage Association REMICS Series 2007-89, Class GF 5.98% (30 day USD SOFR Average + 0.634%)(3)	09/25/37	243,515	241,952
Federal National Mortgage Association REMICS Series 2008-30, Class SA (I/O) (I/F) 1.39% (-30 day USD SOFR Average + 6.736%)(3)	04/25/38	44,593	4,844
Federal National Mortgage Association REMICS Series 2008-62, Class SN (I/O) (I/F) 0.74% (-30 day USD SOFR Average + 6.086%)(3)	07/25/38	44,620	2,869
Federal National Mortgage Association REMICS Series 2009-64, Class TB 4.00%	08/25/29	419,134	413,378
Federal National Mortgage Association REMICS Series 2009-68, Class SA (I/O) (I/F) 1.29% (-30 day USD SOFR Average + 6.636%)(3)	09/25/39	34,429	4,324
Federal National Mortgage Association REMICS Series 2010-26, Class AS (I/O) (I/F) 0.87% (-30 day USD SOFR Average + 6.216%)(3)	03/25/40	500,780	34,149
Federal National Mortgage Association REMICS Series 2011-111, Class DB 4.00%	11/25/41	1,072,075	1,035,665
Federal National Mortgage Association REMICS Series 2018-38, Class LA 3.00%	06/25/48	812,347	726,192
Federal National Mortgage Association REMICS Series 2018-43, Class CT 3.00%	06/25/48	600,491	537,850
Federal National Mortgage Association REMICS Series 2019-79, Class FA 5.96% (30 day USD SOFR Average + 0.614%)(3)	01/25/50	1,437,343	1,397,254
Federal National Mortgage Association REMICS Trust Series 2004-W10, Class A6 (PAC) 5.75%	08/25/34	594,067	596,151
Government National Mortgage Association, Pool #608259 4.50%	08/15/33	14,001	13,845
Government National Mortgage Association, Pool #782114 5.00%	09/15/36	52,436	53,332
Government National Mortgage Association, Pool #MA3521 3.50%	03/20/46	820,516	766,977
Government National Mortgage Association, Pool #MA3597 3.50%	04/20/46	793,294	741,489
Government National Mortgage Association, Pool #MA3662 3.00%	05/20/46	354,423	323,636
Government National Mortgage Association, Pool #MA3663 3.50%	05/20/46	779,297	728,386
Government National Mortgage Association, Pool #MA4126 3.00%	12/20/46	2,127,612	1,920,765
Government National Mortgage Association, Pool #MA4127 3.50%	12/20/46	1,114,367	1,041,069
Government National Mortgage Association, Pool #MA4196 3.50%	01/20/47	653,441	612,667
Government National Mortgage Association, Pool #MA4454 5.00%	05/20/47	267,340	272,268
Government National Mortgage Association, Pool #MA4510 3.50%	06/20/47	315,358	294,499
Government National Mortgage Association, Pool #MA4589 5.00%	07/20/47	630,928	641,968
Government National Mortgage Association, Pool #MA4722 5.00%	09/20/47	206,762	210,121
Government National Mortgage Association, Pool #MA4777 3.00%	10/20/47	253,982	230,901
Government National Mortgage Association, Pool #MA4836 3.00%	11/20/47	992,006	901,854
Government National Mortgage Association, Pool #MA4837 3.50%	11/20/47	2,042,693	1,903,476
Government National Mortgage Association, Pool #MA4838 4.00%	11/20/47	587,387	568,505
Government National Mortgage Association, Pool #MA4901 4.00%	12/20/47	1,005,233	972,919
Government National Mortgage Association, Pool #MA5078 4.00%	03/20/48	709,415	682,416
Government National Mortgage Association, Pool #MA5399 4.50%	08/20/48	1,410,018	1,393,178
Government National Mortgage Association, Pool #MA5466 4.00%	09/20/48	48,722	46,973
Government National Mortgage Association, Pool #MA5467 4.50%	09/20/48	85,589	84,477
Government National Mortgage Association, Pool #MA6030 3.50%	07/20/49	71,904	65,530
Government National Mortgage Association, Pool #MA6209 3.00%	10/20/49	545,575	480,112
Government National Mortgage Association REMICS Series 2008-27, Class SI (I/O) (I/F) 1.02% (-1 mo. USD Term SOFR + 6.356%)(3)	03/20/38	137,132	15,285
Government National Mortgage Association REMICS Series 2008-81, Class S (I/O) (I/F) 0.75% (-1 mo. USD Term SOFR + 6.086%)(3)	09/20/38	531,616	55,478
Government National Mortgage Association REMICS Series 2010-1, Class S (I/O) (I/F) 0.30% (- 1 mo. USD Term SOFR + 5.636%)(3)	01/20/40	780,077	67,224

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Government National Mortgage Association REMICS Series 2018-124, Class NW 3.50%	09/20/48	$719,644	$658,226
Government National Mortgage Association, TBA 2.50%(7)	12/01/51	17,100,000	14,787,110
4.50%(7)	05/01/53	13,975,000	13,607,873
5.00%(7)	05/01/53	14,925,000	14,828,105
5.50%(7)	06/01/53	9,350,000	9,408,344
Uniform Mortgage-Backed Security, TBA
2.00%(7)	12/01/51	16,700,000	13,490,698
2.50%(7)	12/01/51	4,150,000	3,490,446
3.00%(7)	02/01/52	12,950,000	11,367,166
3.50%(7)	03/01/52	9,150,000	8,352,234
3.50%(7)	03/01/52	6,650,000	6,058,783
4.00%(7)	05/01/52	22,325,000	21,016,394
4.00%(7)	05/01/52	18,175,000	17,113,627
4.50%(7)	04/01/53	21,525,000	20,798,405
5.00%(7)	03/01/53	13,150,000	13,010,795
5.50%(7)	03/01/52	15,550,000	15,596,691

Total Residential Mortgage-Backed Securities—Agency (Cost: $399,582,847)			385,781,447

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—7.0%
Ajax Mortgage Loan Trust Series 2019-F, Class A1 2.86%(2)	07/25/59	1,719,323	1,633,841
Bayview MSR Opportunity Master Fund Trust Series 2021-5, Class A5 2.50%(2),(5)	11/25/51	3,827,166	3,371,858
CIM Trust Series 2021-J1, Class A1 2.50%(2),(5)	03/25/51	9,333,405	7,640,267
Citigroup Mortgage Loan Trust, Inc. Series 2005-5, Class 2A2 5.75%(8)	08/25/35	123,164	90,534
Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1, Class A1 5.74% (1 mo. USD Term SOFR + 0.404%)(2),(3)	09/25/36	5,888,480	5,671,681
CSMC Trust Series 2018-RPL9, Class A 3.85%(2),(5)	09/25/57	2,135,193	2,040,316
CSMC Trust Series 2022-ATH2, Class A1 4.55%(2),(5)	05/25/67	3,346,852	3,292,354
Fremont Home Loan Trust Series 2005-E, Class 2A4 6.11% (1 mo. USD Term SOFR + 0.774%)(3)	01/25/36	4,363,140	4,123,581
GS Mortgage-Backed Securities Trust Series 2018-RPL1, Class A1A 3.75%(2)	10/25/57	1,710,032	1,661,696
GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A6 2.50%(2),(5)	12/25/51	3,566,510	3,141,548
GSAA Home Equity Trust Series 2005-11, Class 2A2 6.09% (1 mo. USD Term SOFR + 0.754%)(3)	10/25/35	637,661	632,781
IndyMac INDX Mortgage Loan Trust Series 2005-AR6, Class 2A1 5.93% (1 mo. USD Term SOFR + 0.594%)(3)	04/25/35	439,371	367,140
JPMorgan Mortgage Trust Series 2021-14, Class A3 2.50%(2),(5)	05/25/52	4,741,976	3,887,680
JPMorgan Mortgage Trust Series 2021-INV3, Class A3 2.50%(2),(5)	12/25/51	6,922,840	6,107,996
JPMorgan Mortgage Trust Series 2022-1, Class A3 2.50%(2),(5)	07/25/52	8,307,283	6,810,674
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-WMC2, Class M1 6.37% (1 mo. USD Term SOFR + 1.029%)(3)	07/25/34	486,445	479,450
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A 5.65%(5)	04/25/34	68,426	67,492
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW2, Class M3 6.28% (1 mo. USD Term SOFR + 0.939%)(3)	07/25/35	10,000,000	9,176,534
Starwood Mortgage Residential Trust Series 2021-3, Class A1 1.13%(2),(5)	06/25/56	2,302,553	1,877,405
Structured Asset Investment Loan Trust Series 2004-6, Class A3 6.25% (1 mo. USD Term SOFR + 0.914%)(3)	07/25/34	1,596,793	1,590,387
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR15, Class A1A1 5.97% (1 mo. USD Term SOFR + 0.634%)(3)	11/25/45	3,902,810	3,522,554
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR3, Class A2 4.08%(5)	03/25/35	435,252	416,092
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 2A1 6.00%(8)	07/25/37	40,739	35,263
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2004-2, Class A33 6.45% (1 mo. USD Term SOFR + 1.114%)(3)	10/25/34	2,486,195	2,469,279

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $71,818,230)			70,108,403

U.S. TREASURY SECURITIES—25.0%
U.S. Treasury Bonds 4.38%	08/15/43	8,415,000	8,473,511
4.75%	11/15/53	21,851,000	23,867,096
U.S. Treasury Notes 3.75%	12/31/28	22,806,000	22,681,280
4.00%	02/15/27	15,730,000	15,727,542
4.00%	01/31/29	61,697,000	62,067,549
4.25%	01/31/26	5,514,000	5,517,446
4.50%	11/15/33	40,621,000	42,423,557
4.75%	11/15/43	67,000,000	70,978,125

Total U.S. Treasury Securities (Cost: $246,728,730)			251,736,106

U.S. GOVERNMENT AGENCY OBLIGATIONS—2.6%
Federal Home Loan Banks 5.30%	05/22/24	13,370,000	13,367,727
5.37%	05/21/24	13,200,000	13,187,248

Total U.S. Government Agency Obligations (Cost: $26,570,000)			26,554,975

Total Fixed Income Securities (Cost: $1,096,683,235)			1,070,231,404

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues		Shares	Value
MONEY MARKET INVESTMENTS—3.2%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.30%(9)		32,648,997	$32,648,997

Total Money Market Investments (Cost: $32,648,997)			32,648,997

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—9.6%
U.S. TREASURY SECURITIES—9.6%
U.S. Treasury Bills
5.31%(10)	05/02/24	$22,735,000	22,572,307
5.37%(10)	05/02/24	25,000,000	24,771,297
5.40%(10)	05/02/24	25,000,000	24,746,663
5.28%(10)	06/04/24	25,000,000	24,730,925

Total U.S. Treasury Securities (Cost: $96,805,902)			96,821,192

Total Short Term Investments (Cost: $96,805,902)			96,821,192

Total Investments (119.3%) (Cost: $1,226,138,134)			1,199,701,593

Liabilities In Excess Of Other Assets (-19.3%)			(194,079,399)

Net Assets (100.0%)			$1,005,622,194

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
1,526	2-Year U.S. Treasury Note Futures	03/28/24	$311,190,204	$313,831,437	$2,641,233
496	5-Year U.S. Treasury Note Futures	03/28/24	52,883,656	53,761,750	878,094
46	U.S. Ultra Long Bond Futures	03/19/24	5,756,576	5,944,063	187,487

			$369,830,436	$373,537,250	$3,706,814

Short Futures
16	10-Year U.S. Treasury Note	03/19/24	$(1,783,590)	$(1,797,250)	$(13,660)
65	10-Year U.S. Treasury Note Futures	03/19/24	(7,338,193)	(7,596,875)	(258,682)
12	30-Year Euro-Buxl Future	03/7/24	(1,717,650)	(1,793,096)	(75,446)
39	Euro-Bobl Future	03/7/24	(4,994,030)	(5,021,377)	(27,347)
65	Euro-Bund Future	03/7/24	(9,452,029)	(9,591,863)	(139,834)

			$(25,285,492)	$(25,800,461)	$(514,969)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (11)
Citibank N.A.	EUR	212,000	04/12/24	$231,059	$230,972	$(87)

SELL (12)
Citibank N.A.	EUR	16,845,000	04/12/24	$18,540,286	$18,352,491	$187,795
Citibank N.A.	GBP	858,000	04/12/24	1,095,190	1,093,136	2,054
Bank of America	EUR	279,000	04/12/24	303,114	303,968	(854)

				$19,938,590	$19,749,595	$188,995

CENTRALLY CLEARED - INTEREST RATE SWAP AGREEMENTS
Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
$8,888,000(13)	12/20/53	Annual	3.520%	Annual	12-Month SOFOR	$(47,532)	$—	$(47,532)

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
JPY	Japanese Yen.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
EUR	Euro Currency.
GBP	British Pound Sterling.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2024, the value of these securities amounted to $14,484,748 or 1.4% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2024, the value of these securities amounted to $176,091,446 or 17.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2024.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(9)	Rate disclosed is the 7-day net yield as of January 31, 2024.
(10)	Rate shown represents yield-to-maturity.
(11)	Fund buys foreign currency, sells U.S. Dollar.
(12)	Fund sells foreign currency, buys U.S. Dollar.
(13)	This instrument has a forward starting effective date.

TCW Core Fixed Income Fund

Investments by Sector (Unaudited)	January 31, 2024

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	38.4%
U.S. Treasury Securities	34.6
Corporate Bonds	21.5
Asset-Backed Securities	7.3
Residential Mortgage-Backed Securities—Non-Agency	7.0
Commercial Mortgage-Backed Securities—Non-Agency	3.4
Money Market Investments	3.2
U.S. Government Agency Obligations	2.6
Commercial Mortgage-Backed Securities—Agency	0.7
Municipal Bonds	0.6
Other*	(19.3)

Total	100.0%

*	Includes futures, swap agreements, pending trades, interest receivable, fund share transactions and accrued expenses payable.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2024

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$215,677,645	$—	$215,677,645
Municipal Bonds	—	6,208,755	—	6,208,755
Asset-Backed Securities	—	69,879,311	3,769,736	73,649,047
Commercial Mortgage-Backed Securities—Agency	—	6,758,931	—	6,758,931
Commercial Mortgage-Backed Securities—Non-Agency	—	33,756,095	—	33,756,095
Residential Mortgage-Backed Securities—Agency	—	385,781,447	—	385,781,447
Residential Mortgage-Backed Securities—Non-Agency	—	70,108,403	—	70,108,403
U.S. Treasury Securities	251,736,106	—	—	251,736,106
U.S. Government Agency Obligations	—	26,554,975	—	26,554,975

Total Fixed Income Securities	251,736,106	814,725,562	3,769,736	1,070,231,404

Money Market Investments	32,648,997	—	—	32,648,997
Short Term Investments	96,821,192	—	—	96,821,192

Total Investments	$381,206,295	$814,725,562	$3,769,736	$1,199,701,593

Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	189,849	—	189,849
Futures Contracts
Interest Rate Risk	3,706,814	—	—	3,706,814

Total	$384,913,109	$814,915,411	$3,769,736	$1,203,598,256

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(514,969)	$—	$—	$(514,969)
Forward Currency Exchange Contracts
Foreign Currency Risk	—	(941)	—	(941)
Swap Agreements
Interest Rate Risk	—	(47,532)	—	(47,532)

Total	$(514,969)	$(48,473)	$—	$(563,442)

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—96.7% of Net Assets
Angola—1.7%
Angola Government International Bonds
8.00%(1)	11/26/29	$8,980,000	$7,828,602
8.25%(2)	05/09/28	44,795,000	40,575,311
8.75%(2)	04/14/32	13,935,000	12,006,340
9.13%(1)	11/26/49	3,294,000	2,614,613

Total Angola (Cost: $61,598,339)			63,024,866

Argentina—2.0%
Argentina Republic Government International Bonds
0.75%	07/09/30	37,000,000	15,084,900
3.50%	07/09/41	81,333,047	27,274,379
3.63%	07/09/35	48,571,035	16,332,010
4.25%	01/09/38	36,873,346	14,277,360

Total Argentina (Cost: $73,299,886)			72,968,649

Azerbaijan—0.6%
Republic of Azerbaijan International Bonds 3.50%(1)	09/01/32	11,405,000	9,812,862
Southern Gas Corridor CJSC 6.88%(1)	03/24/26	12,445,000	12,623,088

Total Azerbaijan (Cost: $22,045,820)			22,435,950

Bahamas—0.8% (Cost: $29,257,120)
Bahamas Government International Bonds 8.95%(1)	10/15/32	32,029,000	30,682,781

Bahrain—2.5%
Bahrain Government International Bonds
5.63%(1)	05/18/34	30,422,000	27,087,627
6.75%(1)	09/20/29	37,614,000	37,943,123
7.75%(2)	04/18/35	26,382,000	27,253,028

Total Bahrain (Cost: $88,939,107)			92,283,778

Brazil—4.9%
Acu Petroleo Luxembourg SARL 7.50%(2)	07/13/35	21,688,311	20,796,692
Aegea Finance SARL 9.00%(2)	01/20/31	6,825,000	7,182,459
Brazil Government International Bonds
5.00%	01/27/45	37,635,000	30,025,203
6.00%	10/20/33	22,600,000	22,369,480
6.13%	03/15/34	13,686,000	13,581,179
7.13%	05/13/54	8,514,000	8,521,663
CSN Resources SA
4.63%(2)	06/10/31	13,360,000	10,838,300
8.88%(2)	12/05/30	11,600,000	11,977,000
Minerva Luxembourg SA 8.88%(2)	09/13/33	10,000,000	10,520,000
Samarco Mineracao SA 9.50%(2)	06/30/31	40,652,656	33,900,250
Vale Overseas Ltd. 6.13%	06/12/33	11,338,000	11,594,760

Total Brazil (Cost: $175,044,874)			181,306,986

Chile—3.3%
AES Andes SA 7.13% (5 yr. USD Swap + 4.644%)(2),(3)	03/26/79	19,856,000	19,105,443
Chile Government International Bonds
4.95%	01/05/36	30,990,000	30,472,467
5.33%	01/05/54	42,323,952	41,240,459
Corp. Nacional del Cobre de Chile
3.00%(1)	09/30/29	20,575,000	18,309,692
5.13%(1)	02/02/33	12,762,000	12,167,291

Total Chile (Cost: $118,648,340)			121,295,352

China—0.6%
Melco Resorts Finance Ltd.
5.38%(1)	12/04/29	11,675,000	10,397,755
Prosus NV 3.83%(1)	02/08/51	16,247,000	10,052,831

Total China (Cost: $19,321,823)			20,450,586

Colombia—3.9%
Colombia Government International Bonds
7.38%	09/18/37	11,925,000	11,962,585
7.50%	02/02/34	32,240,000	33,053,698
8.00%	11/14/35	6,550,000	6,914,835
8.75%	11/14/53	6,550,000	7,158,387
Ecopetrol SA
5.88%	05/28/45	17,465,000	13,002,142
8.38%	01/19/36	9,585,000	9,713,199
8.63%	01/19/29	20,720,000	21,928,101
8.88%	01/13/33	21,035,000	22,293,945
Gran Tierra Energy, Inc. 9.50%(2)	10/15/29	21,226,000	18,825,339

Total Colombia (Cost: $138,041,660)			144,852,231

Costa Rica—1.1%
Costa Rica Government International Bonds
6.55%(2)	04/03/34	12,500,000	12,855,000
7.30%(2)	11/13/54	25,800,000	27,061,688

Total Costa Rica (Cost: $36,843,386)			39,916,688

Dominican Republic—3.0%
Dominican Republic International Bonds
4.50%(2)	01/30/30	21,011,000	19,235,571
4.88%(2)	09/23/32	51,189,000	45,890,938
5.50%(2)	02/22/29	35,015,000	34,003,301
6.85%(1)	01/27/45	10,415,000	10,211,803

Total Dominican Republic (Cost: $102,977,626)			109,341,613

Ecuador—1.0%
Ecuador Government International Bonds
2.50%(1)	07/31/40	35,604,553	13,173,684
3.50%(2)	07/31/35	44,320,699	18,138,246
6.00%(1)	07/31/30	12,265,489	6,467,878

Total Ecuador (Cost: $35,452,827)			37,779,808

Egypt—3.7%
Egypt Government International Bonds
5.80%(1)	09/30/27	13,450,000	10,139,955
5.88%(1)	02/16/31	27,212,000	17,919,102
7.05%(2)	01/15/32	54,580,000	36,773,275
7.30%(1)	09/30/33	49,910,000	32,985,519
7.50%(1)	02/16/61	32,311,000	18,740,380
8.50%(1)	01/31/47	31,961,000	19,656,015

Total Egypt (Cost: $132,295,236)			136,214,246

El Salvador—1.2%
El Salvador Government International Bonds
6.38%(1)	01/18/27	22,587,000	20,243,599
7.12%(1)	01/20/50	19,754,000	14,222,880
8.25%(1)	04/10/32	11,790,000	10,154,727

Total El Salvador (Cost: $45,933,112)			44,621,206

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Gabon—0.9%
Gabon Government International Bonds
6.63%(1)	02/06/31	$28,863,000	$23,638,797
6.95%(1)	06/16/25	11,491,000	11,087,677

Total Gabon (Cost: $34,540,810)			34,726,474

Ghana—0.9%
Ghana Government International Bonds
6.38%(1),(4)	02/11/27	17,400,000	7,918,740
7.63%(1),(4)	05/16/29	23,593,000	10,557,867
7.75%(1),(4)	04/07/29	14,812,000	6,613,558
8.13%(1),(4)	03/26/32	11,386,000	5,062,216
8.63%(1),(4)	04/07/34	8,146,000	3,639,633

Total Ghana (Cost: $32,846,961)			33,792,014

Guatemala—1.9%
Guatemala Government Bonds
3.70%(2)	10/07/33	8,600,000	7,074,360
4.90%(1)	06/01/30	26,731,000	25,544,133
5.38%(1)	04/24/32	10,000,000	9,600,296
6.60%(2)	06/13/36	27,297,000	27,669,802

Total Guatemala (Cost: $68,718,493)			69,888,591

Hungary—2.1%
Hungary Government International Bonds 6.75%(2)	09/25/52	20,890,000	22,531,954
Magyar Export-Import Bank Zrt 6.13%(2)	12/04/27	10,617,000	10,735,932
MVM Energetika Zrt 7.50%(1)	06/09/28	28,075,000	29,287,840
OTP Bank Nyrt 8.75% (5 yr. CMT + 5.060%)(1),(3)	05/15/33	15,395,000	15,935,364

Total Hungary (Cost: $74,534,301)			78,491,090

Indonesia—4.7%
Freeport Indonesia PT 5.32%(2)	04/14/32	32,445,000	31,556,331
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45%(2)	05/15/30	21,186,000	21,086,426
Indonesia Government International Bonds
2.85%	02/14/30	6,450,000	5,789,585
4.40%	03/10/29	12,305,000	12,144,850
4.70%	02/10/34	23,420,000	23,128,440
Perusahaan Penerbit SBSN Indonesia III 5.60%(2)	11/15/33	27,900,000	29,272,194
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%(1)	07/17/49	33,373,000	28,323,665
5.25%(1)	05/15/47	23,177,000	21,063,258

Total Indonesia (Cost: $164,827,963)			172,364,749

Iraq—0.2% (Cost: $6,362,086)
Iraq International Bonds 5.80%(1)	01/15/28	6,818,500	6,370,525

Israel—1.0%
Energian Israel Finance Ltd.
4.88%(1)	03/30/26	28,037,112	25,903,516
5.38%(1)	03/30/28	1,471,664	1,288,221
Leviathan Bond Ltd. 6.75%(1)	06/30/30	10,972,000	9,868,261

Total Israel (Cost: $36,701,877)			37,059,998

Ivory Coast—0.7%
Ivory Coast Government International Bonds
6.13%(1)	06/15/33	11,952,000	10,783,094
7.63%(2)	01/30/33	11,075,000	10,989,169
8.25%(2)	01/30/37	4,525,000	4,518,213

Total Ivory Coast (Cost: $26,109,090)			26,290,476

Jamaica—0.3%
Jamaica Government International Bonds
7.88%	07/28/45	4,300,000	5,031,000
8.00%	03/15/39	4,890,000	5,861,888

Total Jamaica (Cost: $10,897,142)			10,892,888

Jordan—1.2%
Jordan Government International Bonds
7.38%(1)	10/10/47	9,080,000	7,754,184
7.50%(2)	01/13/29	12,500,000	12,270,625
7.75%(2)	01/15/28	23,720,000	23,794,409

Total Jordan (Cost: $43,414,250)			43,819,218

Kazakhstan—1.4%
KazMunayGas National Co. JSC
4.75%(1)	04/19/27	11,900,000	11,601,310
5.38%(1)	04/24/30	15,765,000	15,449,700
5.75%(1)	04/19/47	28,525,000	24,856,685

Total Kazakhstan (Cost: $48,118,669)			51,907,695

Kenya—0.9%
Republic of Kenya Government International Bonds
6.30%(1)	01/23/34	19,916,000	15,554,396
7.00%(1)	05/22/27	20,557,000	18,941,220

Total Kenya (Cost: $32,423,950)			34,495,616

Mexico—6.8%
BBVA Bancomer SA 5.13% (5 yr. CMT + 2.650%)(1),(3)	01/18/33	11,061,000	10,137,960
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%(2)	02/15/39	12,650,000	13,063,655
Cemex SAB de CV 5.13% (5 yr. CMT + 4.534%)(2),(3),(5)	06/08/26	16,993,000	16,211,322
Mexico Government International Bonds
6.34%	05/04/53	26,080,000	26,013,496
6.35%	02/09/35	72,615,000	75,708,399
Petroleos Mexicanos
5.95%	01/28/31	38,523,000	30,336,862
6.63%	06/15/35	56,438,000	42,554,252
6.70%	02/16/32	45,810,000	37,417,608

Total Mexico (Cost: $245,736,330)			251,443,554

Morocco—0.8%
Morocco Government International Bonds
5.95%(2)	03/08/28	12,506,000	12,777,930
6.50%(2)	09/08/33	15,494,000	16,075,025

Total Morocco (Cost: $27,912,063)			28,852,955

Mozambique—0.4% (Cost: $12,243,091)
Mozambique International Bonds 9.00%(1)	09/15/31	16,380,000	14,194,908

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Nigeria—2.7%
IHS Holding Ltd. 6.25%(1)	11/29/28	$10,920,000	$9,227,400
Nigeria Government International Bonds
6.13%(2)	09/28/28	32,851,000	28,662,498
7.38%(1)	09/28/33	17,790,000	14,616,264
7.70%(2)	02/23/38	31,954,000	25,195,729
8.38%(1)	03/24/29	23,100,000	21,612,360

Total Nigeria (Cost: $101,835,870)			99,314,251

Oman—3.3%
Oman Government International Bonds
6.00%(1)	08/01/29	63,535,000	65,123,375
6.25%(2)	01/25/31	43,875,000	45,484,774
Oryx Funding Ltd. 5.80%(1)	02/03/31	11,000,000	10,958,145

Total Oman (Cost: $118,479,168)			121,566,294

Pakistan—1.6%
Pakistan Government International Bonds
6.00%(2)	04/08/26	43,138,000	33,531,167
6.88%(1)	12/05/27	37,960,000	27,524,796

Total Pakistan (Cost: $61,482,006)			61,055,963

Panama—2.6%
Panama Government International Bonds
3.16%	01/23/30	46,328,000	38,857,610
4.50%	04/16/50	47,489,000	31,493,054
6.40%	02/14/35	27,992,000	26,506,055

Total Panama (Cost: $103,589,470)			96,856,719

Paraguay—0.9%
Paraguay Government International Bonds
3.85%(1)	06/28/33	9,584,000	8,320,829
4.95%(1)	04/28/31	7,975,000	7,699,862
6.10%(1)	08/11/44	19,698,000	18,860,835

Total Paraguay (Cost: $33,707,140)			34,881,526

Peru—2.7%
Peru Government International Bonds
2.78%	01/23/31	44,407,000	38,634,090
3.00%	01/15/34	73,389,000	61,429,923

Total Peru (Cost: $99,320,652)			100,064,013

Philippines—2.3%
Philippines Government International Bonds
2.95%	05/05/45	11,583,000	8,235,513
3.20%	07/06/46	33,824,000	24,695,360
3.56%	09/29/32	34,245,000	31,210,893
5.00%	07/17/33	21,835,000	22,141,017

Total Philippines (Cost: $89,362,751)			86,282,783

Poland—1.5%
Republic of Poland Government International Bonds
4.88%	10/04/33	34,596,000	34,550,333
5.50%	04/04/53	21,978,000	22,306,571

Total Poland (Cost: $55,741,306)			56,856,904

Qatar—1.4%
QatarEnergy
2.25%(1)	07/12/31	8,017,000	6,719,096
3.30%(1)	07/12/51	63,545,000	44,584,760

Total Qatar (Cost: $54,309,461)			51,303,856

Romania—2.3%
Romania Government International Bonds
5.88%(2)	01/30/29	10,780,000	10,905,048
6.00%(2)	05/25/34	19,566,000	19,609,378
6.38%(2)	01/30/34	5,900,000	6,037,382
7.13%(2)	01/17/33	21,160,000	22,888,772
7.63%(2)	01/17/53	23,098,000	25,902,097

Total Romania (Cost: $78,878,981)			85,342,677

Saudi Arabia—4.9%
Greensaif Pipelines Bidco SARL
6.13%(2)	02/23/38	62,260,000	63,679,528
6.51%(1)	02/23/42	35,300,000	36,201,607
Saudi Government International Bonds
4.75%(2)	01/16/30	51,111,000	50,925,723
5.75%(2)	01/16/54	30,067,000	29,697,476

Total Saudi Arabia (Cost: $177,767,530)			180,504,334

Senegal—0.2% (Cost: $5,989,844)
Senegal Government International Bonds 6.25%(1)	05/23/33	6,875,000	5,980,116

South Africa—2.4%
Eskom Holdings SOC Ltd.
6.35%(1)	08/10/28	29,740,000	28,903,265
8.45%(1)	08/10/28	31,278,000	31,356,195
Republic of South Africa Government International Bonds
5.00%	10/12/46	12,050,000	8,394,633
5.65%	09/27/47	12,310,000	9,221,729
Sasol Financing USA LLC 8.75%(2)	05/03/29	11,210,000	11,437,703

Total South Africa (Cost: $87,352,159)			89,313,525

Sri Lanka—0.5% (Cost: $30,813,649)
Sri Lanka Government International Bonds 6.75%(1),(4)	04/18/28	36,568,000	18,825,206

Turkey—5.3%
Hazine Mustesarligi Varlik Kiralama AS 8.51%(2)	01/14/29	46,775,000	48,603,903
Istanbul Metropolitan Municipality 10.50%(2)	12/06/28	11,315,000	11,979,756
Turkiye Government International Bonds
5.75%	05/11/47	32,053,000	23,463,309
9.13%	07/13/30	41,825,000	44,635,640
9.38%	03/14/29	16,925,000	18,241,680
9.38%	01/19/33	17,850,000	19,436,865
9.88%	01/15/28	15,480,000	16,880,940
Yapi ve Kredi Bankasi AS 9.25% (5 yr. CMT + 5.278%)(2),(3)	01/17/34	10,935,000	11,195,253

Total Turkey (Cost: $184,412,720)			194,437,346

Ukraine—0.8%
Ukraine Government International Bonds
7.25%(1),(4)	03/15/35	58,686,000	13,532,992
7.38%(1),(4)	09/25/34	8,850,000	2,064,705
7.75%(1),(4)	09/01/27	21,218,000	5,486,975
7.75%(1),(4)	09/01/28	8,550,000	2,217,870
7.75%(1),(3),(4)	08/01/41	14,662,000	6,766,366

Total Ukraine (Cost: $36,257,105)			30,068,908

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
United Arab Emirates—3.2%
Abu Dhabi Government International Bonds 3.13%(1)	09/30/49	$28,100,000	$19,785,210
Finance Department Government of Sharjah
4.00%(1)	07/28/50	14,200,000	9,194,500
6.50%(2)	11/23/32	38,035,000	39,342,453
Galaxy Pipeline Assets Bidco Ltd.
2.63%(2)	03/31/36	19,706,000	16,095,861
2.94%(2)	09/30/40	23,272,013	18,766,551
MDGH GMTN RSC Ltd. 5.08%(1)	05/22/53	15,375,000	14,643,150

Total United Arab Emirates (Cost: $120,808,653)			117,827,725

Uruguay—2.1%
Uruguay Government International Bonds
4.98%	04/20/55	14,030,000	13,272,380
5.10%	06/18/50	39,250,000	38,276,600
5.75%	10/28/34	24,715,000	26,435,164

Total Uruguay (Cost: $75,775,564)			77,984,144

Venezuela—0.8%
Venezuela Government International Bonds
8.25%(1),(4),(6)	10/13/24	60,057,200	8,708,294
9.25%(4),(6)	09/15/27	60,955,000	11,100,371
9.25%(1),(4),(6)	05/07/28	49,048,000	8,289,112

Total Venezuela (Cost: $55,533,009)			28,097,777

Zambia—0.7%
First Quantum Minerals Ltd. 8.63%(2)	06/01/31	13,475,000	12,515,580
Zambia Government International Bonds 5.38%(1),(4)	09/20/49	25,550,000	14,563,500

Total Zambia (Cost: $27,282,310)			27,079,080

Total Fixed Income Securities (Cost: $3,543,785,579)			3,575,408,638

PURCHASED OPTIONS (0.2%)(7) (Cost: $7,627,698)			6,299,694

MONEY MARKET INVESTMENTS (2.7%)
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.30%(8)		100,230,573	100,230,573

Total Money Market Investments (Cost: $100,230,573)			100,230,573

Total Investments (99.6%) (Cost: $3,651,643,851)			3,681,938,905
Excess Of Other Assets Over Liabilities (0.4%)			16,192,797

Net Assets (100.0%)			$3,698,131,702

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

PURCHASED OPTIONS - OTC
Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
PUT
BRL Call / USD Put	Bank of America	BRL	4.87	12/20/24	43,930,000	$43,930,000	$1,189,844	$1,549,982	$(360,138)
COP Call / USD Put	Bank of America	COP	3,933	12/20/24	43,930,000	43,930,000	1,533,640	1,597,734	(64,094)
HUF Call / USD Put	BNP Paribas	HUF	346.40	12/20/24	43,930,000	43,930,000	1,202,628	1,645,179	(442,551)
MXN Call / USD Put	Goldman Sachs & Co.	MXN	16.83	12/20/24	43,930,000	43,930,000	672,876	972,171	(299,295)
ZAR Call / USD Put	JP Morgan Chase	ZAR	18.61	12/20/24	43,930,000	43,930,000	1,700,706	1,862,632	(161,926)

							$6,299,694	$7,627,698	$(1,328,004)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY(9)
Bank of America	THB	246,533,172	02/20/24	$7,000,800	$6,958,616	$(42,184)
Goldman Sachs & Co.	KRW	95,970,287,760	07/16/24	73,520,000	72,559,036	(960,964)
JP Morgan Chase Bank	PLN	292,467,907	07/16/24	73,470,000	73,218,033	(251,967)

				$153,990,800	$152,735,685	$(1,255,115)

SELL (10)
Deutsche Bank AG	THB	246,533,172	02/20/24	$7,092,439	$6,958,616	$133,823

Notes to the Schedule of Investments:
BRL	Brazilian Real.
COP	Colombian Peso.
HUF	Hungarian Forint.
KRW	South Korean Won.
MXN	Mexican Peso.
PLN	Polish Zloty.
THB	Thai Baht.
USD	U.S. Dollar.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2024, the value of these securities amounted to $1,186,179,616 or 32.1% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2024, the value of these securities amounted to $1,199,022,160 or 32.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2024.
(4)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(5)	Perpetual maturity.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	See options table for description of purchased options.
(8)	Rate disclosed is the 7-day net yield as of January 31, 2024.
(9)	Fund buys foreign currency, sells U.S. Dollar.
(10)	Fund sells foreign currency, buys U.S. Dollar.

TCW Emerging Markets Income Fund

Investments by Sector (Unaudited)	January 31, 2024

Sector	Percentage of Net Assets
Banks	1.0%
Building Materials	0.4
Chemicals	0.3
Electric	4.9
Engineering & Construction	0.3
Food	0.3
Foreign Government Bonds	70.3
Internet	0.3
Investment Companies	0.4
Iron & Steel	1.8
Lodging	0.3
Mining	2.6
Oil & Gas	9.1
Pipelines	4.5
Purchased Options	0.2
Water	0.2
Money Market Investments	2.7

Total	99.6%

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2024

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$37,268,577	$—	$37,268,577
Building Materials	—	16,211,322	—	16,211,322
Chemicals	—	11,437,703	—	11,437,703
Electric	—	182,061,466	—	182,061,466
Engineering & Construction	—	9,227,400	—	9,227,400
Food	—	10,520,000	—	10,520,000
Foreign Government Bonds	—	2,569,856,242	28,097,777	2,597,954,019
Internet	—	10,052,831	—	10,052,831
Investment Companies	—	14,643,150	—	14,643,150
Iron & Steel	—	68,310,310	—	68,310,310
Lodging	—	10,397,755	—	10,397,755
Mining	—	95,635,321	—	95,635,321
Oil & Gas	—	336,342,998	—	336,342,998
Pipelines	—	168,163,327	—	168,163,327
Water	—	7,182,459	—	7,182,459

Total Fixed Income Securities	—	3,547,310,861	28,097,777	3,575,408,638

Currency Options	—	6,299,694	—	6,299,694
Money Market Investments	100,230,573	—	—	100,230,573

Total Investments	$100,230,573	$3,553,610,555	$28,097,777	$3,681,938,905

Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	133,823	—	133,823

Total	$100,230,573	$3,553,744,378	$28,097,777	$3,682,072,728

Liability Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	$—	$(1,255,115)	$—	$(1,255,115)

Total	$—	$(1,255,115)	$—	$(1,255,115)

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—93.5% of Net Assets

Brazil—13.9%
Brazil Notas do Tesouro Nacional Series F
10.00%	01/01/25	BRL	9,626,000	$1,948,840
10.00%	01/01/27	BRL	12,171,000	2,472,450
10.00%	01/01/29	BRL	13,163,000	2,642,647
10.00%	01/01/31	BRL	12,869,000	2,547,480

Total Brazil (Cost: $9,123,958)				9,611,417

Chile—0.8%
Bonos de la Tesoreria de la Republica en pesos
5.00%(1)	10/01/28	CLP	185,000,000	197,405
5.00%	03/01/35	CLP	225,000,000	232,918
6.00%(1)	04/01/33	CLP	115,000,000	130,972

Total Chile (Cost: $662,058)				561,295

China—2.3% (Cost: $1,635,104)
China Government Bonds 3.27%	11/19/30	CNY	10,900,000	1,605,533

Colombia—2.8%
Colombia TES Series B
6.25%	07/09/36	COP	1,032,300,000	199,520
7.00%	06/30/32	COP	4,219,700,000	933,413
7.75%	09/18/30	COP	3,405,000,000	817,223

Total Colombia (Cost: $1,616,580)				1,950,156

Czech Republic—6.0%
Czech Republic Government Bonds
0.25%	02/10/27	CZK	11,880,000	467,373
0.95%(1)	05/15/30	CZK	8,260,000	307,035
1.00%(1)	06/26/26	CZK	9,990,000	408,175
1.75%	06/23/32	CZK	12,650,000	475,296
2.00%	10/13/33	CZK	14,540,000	543,428
2.40%(1)	09/17/25	CZK	15,940,000	678,446
2.50%(1)	08/25/28	CZK	12,710,000	529,102
3.50%	05/30/35	CZK	6,320,000	266,706
5.00%	09/30/30	CZK	9,940,000	467,804

Total Czech Republic (Cost: $4,069,542)				4,143,365

Hungary—3.1%
Hungary Government Bonds
2.25%	04/20/33	HUF	365,130,000	777,767
2.50%	10/24/24	HUF	214,660,000	590,258
3.00%	10/27/27	HUF	139,470,000	358,239
5.50%	06/24/25	HUF	144,230,000	406,352

Total Hungary (Cost: $2,029,219)				2,132,616

Indonesia—9.7%
Indonesia Treasury Bonds
6.38%	04/15/32	IDR	10,683,000,000	670,793
6.63%	02/15/34	IDR	19,841,000,000	1,261,366
6.88%	04/15/29	IDR	14,516,000,000	935,294
7.00%	09/15/30	IDR	7,675,000,000	498,291
7.00%	02/15/33	IDR	5,924,000,000	387,613
7.50%	08/15/32	IDR	13,628,000,000	911,470
7.50%	06/15/35	IDR	5,097,000,000	343,676
8.38%	09/15/26	IDR	9,076,000,000	603,554
8.38%	03/15/34	IDR	2,788,000,000	199,170
8.38%	04/15/39	IDR	3,673,000,000	266,958
9.00%	03/15/29	IDR	8,841,000,000	621,111

Total Indonesia (Cost: $6,681,039)				6,699,296

Malaysia—9.1%
Malaysia Government Bonds
3.58%	07/15/32	MYR	1,641,000	341,538
3.73%	06/15/28	MYR	6,394,000	1,362,145
3.76%	05/22/40	MYR	1,670,000	341,128
3.88%	03/14/25	MYR	4,898,000	1,042,207
3.89%	08/15/29	MYR	5,012,000	1,073,702
4.76%	04/07/37	MYR	4,135,000	943,882
4.89%	06/08/38	MYR	3,505,000	815,835
Malaysia Government Investment Issue 3.47%	10/15/30	MYR	1,857,000	385,337

Total Malaysia (Cost: $6,425,458)				6,305,774

Mexico—9.8%
Mexico Bonos
5.00%	03/06/25	MXN	6,095,700	336,547
5.75%	03/05/26	MXN	16,168,900	869,612
7.50%	05/26/33	MXN	31,218,600	1,626,304
7.75%	11/23/34	MXN	18,034,700	943,384
7.75%	11/13/42	MXN	15,714,700	786,828
8.50%	03/01/29	MXN	12,872,800	726,402
8.50%	05/31/29	MXN	11,295,400	640,482
8.50%	11/18/38	MXN	15,963,000	871,410

Total Mexico (Cost: $6,627,498)				6,800,969

Peru—1.9%
Peru Government Bonds
5.40%	08/12/34	PEN	1,518,000	363,454
6.15%	08/12/32	PEN	1,013,000	262,053
7.30%(1)	08/12/33	PEN	1,046,000	290,450
Peru Government International Bonds 6.90%(1)	08/12/37	PEN	1,341,000	356,493

Total Peru (Cost: $1,209,882)				1,272,450

Poland—9.9%
Republic of Poland Government Bonds
0.75%	04/25/25	PLN	2,235,000	534,117
1.25%	10/25/30	PLN	5,070,000	1,006,715
1.75%	04/25/32	PLN	3,847,000	751,494
2.25%	10/25/24	PLN	3,519,000	867,426
2.50%	07/25/27	PLN	1,924,000	447,290
2.50%	04/25/24	PLN	1,916,000	478,605
2.75%	10/25/29	PLN	2,036,000	457,067
3.25%	07/25/25	PLN	2,265,000	555,162
6.00%	10/25/33	PLN	6,570,000	1,747,404

Total Poland (Cost: $6,401,347)				6,845,280

Romania—3.6%
Romania Government Bonds
3.25%	06/24/26	RON	1,800,000	370,037
4.15%	01/26/28	RON	2,715,000	553,438
4.75%	02/24/25	RON	1,065,000	230,045
6.70%	02/25/32	RON	5,800,000	1,298,920

Total Romania (Cost: $2,275,812)				2,452,440

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
South Africa—10.4%
Republic of South Africa Government Bonds
6.25%	03/31/36	ZAR	17,391,184	$615,745
8.25%	03/31/32	ZAR	25,407,410	1,192,987
8.50%	01/31/37	ZAR	20,692,338	869,025
8.75%	01/31/44	ZAR	38,676,071	1,537,997
8.88%	02/28/35	ZAR	37,280,123	1,690,497
9.00%	01/31/40	ZAR	20,774,186	870,005
10.50%	12/21/26	ZAR	7,549,440	424,543

Total South Africa (Cost: $7,464,238)				7,200,799

Supranational —1.9% (Cost: $1,291,272)
International Bank for Reconstruction & Development 6.85%	04/24/28	INR	108,500,000	1,308,239

Thailand—7.1%
Thailand Government Bonds
1.59%	12/17/35	THB	9,353,000	233,314
1.60%	12/17/29	THB	36,345,000	978,148
2.00%	12/17/31	THB	15,198,000	411,660
2.25%	03/17/27	THB	33,777,000	951,401
3.30%	06/17/38	THB	22,106,000	652,971
3.35%	06/17/33	THB	28,729,000	856,813
3.45%	06/17/43	THB	28,127,000	837,323

Total Thailand (Cost: $4,908,875)				4,921,630

Turkey—1.2%
Turkiye Government Bonds
12.60%	10/01/25	TRY	13,485,128	306,907
26.20%	10/05/33	TRY	15,211,873	504,573

Total Turkey (Cost: $843,518)				811,480

Total Fixed Income Securities (Cost: $63,265,400)				64,622,739

		Shares
MONEY MARKET INVESTMENTS—4.0%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.30%(2)			2,794,350	2,794,350

Total Money Market Investments (Cost: $2,794,350)				2,794,350

Total Investments (97.5%) (Cost: $66,059,750)				67,417,089
Excess Of Other Assets Over Liabilities (2.5%)				1,698,853

Net Assets (100.0%)				$69,115,942

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (3)
Bank of America	EGP	14,048,834	12/11/24	$291,288	$217,699	$(73,589)
Bank of America	KRW	1,372,980,000	03/08/24	1,050,000	1,030,691	(19,309)
Bank of America	PLN	4,656,273	02/20/24	1,154,543	1,168,740	14,197
Barclays Capital	EUR	1,189,572	03/18/24	1,272,853	1,294,633	21,780
Barclays Capital	KRW	2,048,194,560	03/15/24	1,561,600	1,538,185	(23,415)
Barclays Capital	MYR	2,415,096	03/19/24	521,000	512,018	(8,982)
Barclays Capital	THB	228,772,785	02/09/24	6,449,663	6,451,846	2,183
Barclays Capital	TRY	23,482,500	04/15/24	712,705	719,187	6,482
BNP Paribas S.A.	CNH	38,255,301	02/26/24	5,341,800	5,341,104	(696)
BNP Paribas S.A.	HUF	329,351,277	02/20/24	938,371	930,353	(8,018)
BNP Paribas S.A.	TRY	13,241,573	03/06/24	423,643	423,297	(346)
Citibank N.A.	CLP	380,301,030	04/22/24	411,292	405,969	(5,323)
Citibank N.A.	THB	130,195,500	02/09/24	3,655,339	3,671,771	16,432
Goldman Sachs & Co.	HUF	108,581,819	02/20/24	309,271	306,723	(2,548)
JP Morgan Chase Bank	CLP	247,226,097	04/22/24	267,778	263,912	(3,866)
JP Morgan Chase Bank	EGP	25,537,845	12/11/24	524,319	395,732	(128,587)
JP Morgan Chase Bank	KRW	459,555,050	04/19/24	343,400	345,810	2,410
JP Morgan Chase Bank	THB	87,905,598	04/11/24	2,541,065	2,491,302	(49,763)
JP Morgan Chase Bank	TRY	36,520,000	09/18/24	1,000,000	955,710	(44,290)
JP Morgan Chase Bank	TRY	48,770,298	10/28/24	1,229,400	1,229,623	223
Morgan Stanley & Co.	COP	13,163,919,000	03/18/24	3,202,900	3,338,287	135,387
Morgan Stanley & Co.	TRY	23,342,580	09/18/24	640,400	610,864	(29,536)
Standard Chartered Bank	PEN	7,304,968	03/18/24	1,953,200	1,919,145	(34,055)

				$35,795,830	$35,562,601	$(233,229)

SELL (4)
Bank of America	PLN	3,550,062	02/20/24	$879,120	$891,078	$(11,958)
Barclays Capital	THB	120,761,998	02/09/24	3,461,717	3,405,728	55,989
BNP Paribas S.A.	COP	2,066,142,920	03/18/24	503,000	523,961	(20,961)
BNP Paribas S.A.	EUR	1,189,572	03/18/24	1,281,200	1,294,633	(13,433)
BNP Paribas S.A.	HUF	101,688,964	02/20/24	286,492	287,251	(759)
BNP Paribas S.A.	TRY	13,241,573	03/06/24	421,651	423,297	(1,646)
BNP Paribas S.A.	TRY	23,482,500	04/15/24	711,768	719,188	(7,420)
BNP Paribas S.A.	TRY	10,395,713	09/18/24	269,278	272,051	(2,773)
Citibank N.A.	COP	2,361,548,200	03/18/24	596,200	598,874	(2,674)
Citibank N.A.	KRW	311,480,039	03/08/24	238,100	233,827	4,273
Citibank N.A.	PEN	5,990,837	03/18/24	1,601,400	1,573,900	27,500
Goldman Sachs & Co.	HUF	151,591,132	02/20/24	426,765	428,215	(1,450)
JP Morgan Chase Bank	EGP	39,586,680	12/11/24	785,998	613,431	172,567
Morgan Stanley & Co.	THB	238,206,286	02/09/24	6,880,445	6,717,890	162,555
Standard Chartered Bank	HUF	184,653,000	02/20/24	522,939	521,608	1,331
State Street Bank & Trust Co.	COP	4,038,449,699	03/18/24	1,014,794	1,024,125	(9,331)
State Street Bank & Trust Co.	PLN	1,106,211	02/20/24	273,600	277,663	(4,063)
State Street Bank & Trust Co.	THB	30,854,550	04/11/24	868,996	874,438	(5,442)

				$21,023,463	$20,681,158	$342,305

Notes to the Schedule of Investments:
BRL	Brazilian Real.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EGP	Egyptian Pound.
EUR	Euro Currency.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

THB	Thai Baht.
TRY	Turkish New Lira.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2024, the value of these securities amounted to $2,898,078 or 4.2% of net assets.
(2)	Rate disclosed is the 7-day net yield as of January 31, 2024.
(3)	Fund buys foreign currency, sells U.S. Dollar.
(4)	Fund sells foreign currency, buys U.S. Dollar.

TCW Emerging Markets Local Currency Income Fund

Investments by Sector (Unaudited)	January 31, 2024

Sector	Percentage of Net Assets
Foreign Government Bonds	91.6%
Multi-National	1.9
Money Market Investments	4.0

Total	97.5%

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	January 31, 2024

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$63,314,500	$—	$63,314,500
Multi-National	—	1,308,239	—	1,308,239

Total Fixed Income Securities	—	64,622,739	—	64,622,739

Money Market Fund	2,794,350	—	—	2,794,350

Total Investments	$2,794,350	$64,622,739	$—	$67,417,089

Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	623,309	—	623,309

Total	$2,794,350	$65,246,048	$—	$68,040,398

Liability Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	$—	$(514,233)	$—	$(514,233)

Total	$—	$(514,233)	$—	$(514,233)

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—68.2%
ASSET-BACKED SECURITIES—12.9%
CF Hippolyta Issuer LLC Series 2020-1, Class A1 1.69%(1)	07/15/60	$179,890	$167,838
Global SC Finance II SRL Series 2014-1A, Class A2 3.09%(1)	07/17/29	4,388	4,325
Navient Private Education Refi Loan Trust Series 2020-BA, Class A2 2.12%(1)	01/15/69	14,946	13,837
Navient Private Education Refi Loan Trust Series 2021-BA, Class A 0.94%(1)	07/15/69	183,694	161,165
Navient Private Education Refi Loan Trust Series 2021-CA, Class A 1.06%(1)	10/15/69	90,565	79,486
NYACK Park CLO Ltd. Series 2021-1A, Class X 6.23% (3 mo. USD Term SOFR + 0.912%)(1), (2)	10/20/34	1,473	1,472
PFS Financing Corp. Series 2022-B, Class A 5.95% (30 day USD SOFR Average + 0.600%)(1),(2)	02/15/26	145,000	145,356
Progress Residential Trust Series 2021-SFR1, Class C 1.56%(1)	04/17/38	252,000	231,004
ReadyCap Commercial Mortgage Trust Series 2018-4, Class A 3.39%(1)	02/27/51	62,672	60,785
SLM Student Loan Trust Series 2008-3, Class A3 6.62% (90 day USD SOFR Average + 1.262%)(2)	10/25/21	4,762	4,691
SLM Student Loan Trust Series 2008-3, Class B 6.82% (90 day USD SOFR Average + 1.462%)(2)	04/26/83	10,000	9,523
SoFi Professional Loan Program LLC Series 2017-F, Class A2FX 2.84%(1)	01/25/41	80,535	78,401
SoFi Professional Loan Program LLC Series 2019-A, Class A2FX 3.69%(1)	06/15/48	99,063	96,222
SoFi Professional Loan Program LLC Series 2021-B, Class AFX 1.14%(1)	02/15/47	159,620	137,821
Stack Infrastructure Issuer LLC Series 2019-2A, Class A2 3.08%(1)	10/25/44	84,000	81,922
Stack Infrastructure Issuer LLC Series 2020-1A, Class A2 1.89%(1)	08/25/45	200,000	186,704
U.S. Small Business Administration Series 2009-20G, Class 1 4.30%	07/01/29	34,165	33,681
U.S. Small Business Administration Series 2010-20E, Class 1 4.11%	05/01/30	19,126	18,762

Total Asset-Backed Securities (Cost: $1,535,696)			1,512,995

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—2.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K726, Class X1 (I/O) 1.09%(3)	04/25/24	6,106,565	2,405
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ31, Class A1 0.57%	05/25/26	2,147	2,139
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS07, Class X (I/O) 0.73%(3)	09/25/25	471,494	4,432
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q004, Class A2H 5.34%(3)	01/25/46	216	214
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class APT1 2.08%(3),(4)	05/25/50	838	812
Government National Mortgage Association, Pool #776870 4.90%	12/15/52	38,401	38,177
Government National Mortgage Association, Pool #767414 5.55%	02/15/26	7,078	7,049
Government National Mortgage Association, Pool #669551 5.75%	10/15/32	32,832	33,081
Government National Mortgage Association, Pool #625835 6.00%	11/15/34	23,799	24,323
Government National Mortgage Association, Pool #669522 6.00%	07/15/43	25,374	25,848
Government National Mortgage Association, Pool #749547 6.00%	04/15/53	52,126	51,945
Government National Mortgage Association Series 2012-123, Class IO (I/O) 0.62%(3)	12/16/51	83,561	996
Government National Mortgage Association Series 2013-1, Class IO (I/O) 0.58%(3)	02/16/54	38,469	439
Government National Mortgage Association Series 2014-157, Class C 3.15%(3)	10/16/54	71,656	68,583

Total Commercial Mortgage-Backed Securities—Agency (Cost: $267,214)			260,443

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—7.5%
Bank Series 2018-BN14, Class A2 4.13%	09/15/60	1,575	1,545
BB-UBS Trust Series 2012-SHOW, Class XA (I/O) 0.73%(1),(3)	11/05/36	6,396,000	20,623
Benchmark Mortgage Trust Series 2018-B6, Class A2 4.20%	10/10/51	5,644	5,575
BX Commercial Mortgage Trust Series 2021-CIP, Class A 6.37% (1 mo. USD Term SOFR + 1.035%)(1),(2)	12/15/38	110,000	108,464
BX Trust Series 2021-MFM1, Class A 6.15% (1 mo. USD Term SOFR + 0.814%)(1),(2)	01/15/34	15,325	15,201
BXHPP Trust Series 2021-FILM, Class A 6.10% (1 mo. USD Term SOFR + 0.764%)(1),(2)	08/15/36	100,000	96,284
Citigroup Commercial Mortgage Trust Series 2014-GC21, Class XA (I/O) 1.27%(3)	05/10/47	2,831,638	4,095
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class XA (I/O) 1.45%(3)	02/10/48	1,801,936	13,010
COMM Mortgage Trust Series 2012-CR4, Class A3 2.85%	10/15/45	62,633	58,423
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O) 1.29%(3)	10/15/45	140,668	1
COMM Mortgage Trust Series 2014-CR17, Class XA (I/O) 1.03%(3)	05/10/47	3,798,430	4,486

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
COMM Mortgage Trust Series 2015-PC1, Class A4 3.62%	07/10/50	$38,610	$37,928
FS Rialto Issuer LLC Series 2019-FL1, Class A 6.65% (1 mo. USD Term SOFR + 1.314%)(1),(2)	12/16/36	52,555	52,568
GS Mortgage Securities Trust Series 2011-GC5, Class XA (I/O) 0.09%(1),(3)	08/10/44	133,424	1
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A1 3.09%(1)	03/05/37	250,000	241,176
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class XA (I/O) 0.40%(3)	01/15/47	15,315	1
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class ASB 3.43%	08/15/47	686	684
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11, Class XA (I/O) 1.08%(3)	04/15/46	391,816	1,852
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class XCL (I/O) 0.43%(1),(3),(5)	09/15/39	289,760	1,174
MF1 Ltd. Series 2020-FL4, Class A 7.15% (1 mo. USD Term SOFR + 1.814%)(1),(2)	11/15/35	55,228	55,358
Morgan Stanley Capital I Trust Series 2015-MS1, Class ASB 3.46%	05/15/48	2,682	2,635
Wells Fargo Commercial Mortgage Trust Series 2017-SMP, Class A 6.26% (1 mo. USD Term SOFR + 0.922%)(1),(2)	12/15/34	100,000	91,465
Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class A1 1.86%	02/15/53	56,090	54,885
WFRBS Commercial Mortgage Trust Series 2013-C14, Class XA (I/O) 0.48%(3)	06/15/46	31,888	62
WFRBS Commercial Mortgage Trust Series 2014-C20, Class A4 3.72%	05/15/47	550	550
WFRBS Commercial Mortgage Trust Series 2014-C20, Class XA (I/O) 1.00%(3)	05/15/47	725,768	771
WFRBS Commercial Mortgage Trust Series 2014-C21, Class XA (I/O) 1.13%(3)	08/15/47	3,318,831	5,289

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $950,324)			874,106

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—4.6%
Federal Home Loan Mortgage Corp. REMICS Series 3016, Class GF 5.81% (30 day USD SOFR Average + 0.464%)(2)	08/15/25	7,419	7,415
Federal Home Loan Mortgage Corp. REMICS Series 3954, Class PF (PAC) 5.96% (30 day USD SOFR Average + 0.614%)(2)	07/15/41	201,410	199,963
Federal Home Loan Mortgage Corp. REMICS Series 3738, Class FD 5.76% (30 day USD SOFR Average + 0.414%)(2)	08/15/40	109,576	109,150
Federal National Mortgage Association REMICS Series 2002-41, Class F 6.01% (30 day USD SOFR Average + 0.664%)(2)	07/25/32	9,322	9,318
Federal National Mortgage Association REMICS Series 2011-110, Class FE (PAC) 5.86% (30 day USD SOFR Average + 0.514%)(2)	04/25/41	7,777	7,730
Federal National Mortgage Association REMICS Series 2018-94, Class KD (PAC) 3.50%	12/25/48	40,222	36,810
Federal National Mortgage Association Trust Series 2005-W3, Class 2AF 5.68% (30 day USD SOFR Average + 0.334%)(2)	03/25/45	4,469	4,427
Government National Mortgage Association, Pool #MA6081 3.50%	08/20/49	45,889	41,821
Government National Mortgage Association REMICS Series 2023-116, Class FL 6.50% (30 day USD SOFR Average + 1.150%)(2)	08/20/53	123,327	123,486

Total Residential Mortgage-backed Securities—Agency (Cost: $548,460)			540,120

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—11.1%
American Home Mortgage Investment Trust Series 2004-3, Class 4A 4.46% (6 mo. USD Term SOFR + 1.928%)(2)	10/25/34	17,158	17,140
Angel Oak Mortgage Trust Series 2022-2, Class A1 3.35%(1),(3)	01/25/67	120,634	111,798
Bear Stearns Asset-Backed Securities I Trust Series 2006-HE9, Class 3A 5.73% (1 mo. USD Term SOFR + 0.394%)(2)	11/25/36	82,229	79,956
Bear Stearns Asset-Backed Securities Trust Series 2004-AC1, Class A2 5.95% (1 mo. USD Term SOFR + 0.614%)(2)	03/25/34	25,435	25,986
BNC Mortgage Loan Trust Series 2006-2, Class A4 5.77% (1 mo. USD Term SOFR + 0.434%)(2)	11/25/36	28,746	27,586
Centex Home Equity Loan Trust Series 2005-A, Class M1 6.17% (1 mo. USD Term SOFR + 0.834%)(2)	01/25/35	24,622	24,485
Centex Home Equity Loan Trust Series 2005-B, Class M3 6.14% (1 mo. USD Term SOFR + 0.804%)(2)	03/25/35	54,563	53,221

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
CHL Mortgage Pass-Through Trust Series 2004-25, Class 1A1 6.11% (1 mo. USD Term SOFR + 0.774%)(2)	02/25/35	$77,154	$74,208
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2004-OPT1, Class M3 6.40% (1 mo. USD Term SOFR + 1.059%)(2)	10/25/34	60,394	57,982
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH3, Class M2 5.90% (1 mo. USD Term SOFR + 0.564%)(2)	10/25/36	13,305	13,274
COLT Mortgage Loan Trust Series 2021-2, Class A1 0.92%(1),(3)	08/25/66	142,124	114,621
Countrywide Alternative Loan Trust Series 2005-56, Class 4A1 6.07% (1 mo. USD Term SOFR + 0.734%)(2)	11/25/35	20,581	18,052
Countrywide Asset-Backed Certificates Trust Series 2004-7, Class MV4 4.14% (1 mo. USD Term SOFR + 1.764%)(2)	12/25/34	53,441	52,516
DSLA Mortgage Loan Trust Series 2005-AR1, Class 2A1A 5.95% (1 mo. USD Term SOFR + 0.614%)(2)	02/19/45	66,518	64,557
Encore Credit Receivables Trust Series 2005-3, Class M4 6.35% (1 mo. USD Term SOFR + 1.014%)(2)	10/25/35	12,594	12,401
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A3C 6.45% (1 mo. USD Term SOFR + 1.114%)(2)	08/25/34	3,504	3,166
Impac CMB Trust Series 2004-6, Class 1A1 6.25% (1 mo. USD Term SOFR + 0.914%)(2)	10/25/34	40,208	39,082
JPMorgan Alternative Loan Trust Series 2007-S1, Class A1 6.01% (1 mo. USD Term SOFR + 0.674%)(2)	04/25/47	60,134	55,457
JPMorgan Mortgage Trust Series 2005-A5, Class TA1 5.95%(3)	08/25/35	366	340
JPMorgan Mortgage Trust Series 2005-A6, Class 7A1 4.98%(3)	08/25/35	5,185	4,269
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A1 5.38%(3)	11/21/34	9,914	9,294
MASTR Adjustable Rate Mortgages Trust Series 2007-1, Class I2A1 5.77% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/47	22,060	21,919
MASTR Seasoned Securitization Trust Series 2005-1, Class 4A1 6.27%(3)	10/25/32	4,488	4,224
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1 6.13% (1 mo. USD Term SOFR + 0.789%)(2)	12/25/34	23,985	23,173
MortgageIT Trust Series 2005-3, Class A1 6.05% (1 mo. USD Term SOFR + 0.714%)(2)	08/25/35	2,331	2,215
MortgageIT Trust Series 2005-3, Class A2 6.15% (1 mo. USD Term SOFR + 0.814%)(2)	08/25/35	11,654	11,075
MortgageIT Trust Series 2005-5, Class A1 5.97% (1 mo. USD Term SOFR + 0.634%)(2)	12/25/35	11,091	10,748
Nationstar Home Equity Loan Trust Series 2007-C, Class 1AV1 5.63% (1 mo. USD Term SOFR + 0.289%)(2)	06/25/37	32,353	31,160
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ2, Class M3 6.17% (1 mo. USD Term SOFR + 0.834%)(2)	05/25/35	33,414	32,628
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB5, Class A3 5.73% (1 mo. USD Term SOFR + 0.394%)(2)	06/25/36	64,520	41,678
Structured Adjustable Rate Mortgage Loan Trust Series 2005-17, Class 3A1 4.71%(3)	08/25/35	9,822	8,362
Structured Asset Investment Loan Trust Series 2005-HE2, Class M2 6.20% (1 mo. USD Term SOFR + 0.864%)(2)	07/25/35	103,301	97,000
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A1 6.03% (1 mo. USD Term SOFR + 0.694%)(2)	10/25/45	38,677	36,696
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1B 6.19% (1 mo. USD Term SOFR + 0.854%)(2)	01/25/45	81,261	80,596
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-2, Class A3 5.91% (1 mo. USD Term SOFR + 0.574%)(2)	04/25/37	33,573	32,462

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $1,315,643)			1,293,327

CORPORATE BONDS—29.6%

Agriculture—0.7%
BAT Capital Corp. (United Kingdom) 3.56%	08/15/27	48,000	45,900
Imperial Brands Finance PLC (United Kingdom) 3.13%(1)	07/26/24	40,000	39,509

			85,409

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Airlines—0.0%
U.S. Airways Pass-Through Trust Series 2012-1, Class A (EETC) 5.90%	04/01/26	$4,078	$4,113

Banks—12.3%
ABN AMRO Bank NV (Netherlands) 2.47% (1 yr. CMT + 1.100%)(1), (2)	12/13/29	50,000	44,061
Bank of America Corp.
1.73% (Secured Overnight Financing Rate + 0.960%)(2)	07/22/27	100,000	92,221
2.55% (Secured Overnight Financing Rate + 1.050%)(2)	02/04/28	85,000	79,155
4.38% (5 yr. CMT + 2.760%)(2),(6)	01/27/27	10,000	9,153
Citigroup, Inc. 3.07% (Secured Overnight Financing Rate + 1.280%)(2)	02/24/28	120,000	113,531
Goldman Sachs Group, Inc. 3.81% (3 mo. USD Term SOFR + 1.420%)(2)	04/23/29	170,000	161,927
HSBC Holdings PLC (United Kingdom)
2.21% (Secured Overnight Financing Rate + 1.285%)(2)	08/17/29	55,000	48,132
2.80% (Secured Overnight Financing Rate + 1.187%)(2)	05/24/32	110,000	92,482
ING Groep NV (Netherlands) 3.87% (Secured Overnight Financing Rate + 1.640%)(2)	03/28/26	80,000	78,633
JPMorgan Chase & Co.
1.95% (Secured Overnight Financing Rate + 1.065%)(2)	02/04/32	35,000	28,584
2.07% (Secured Overnight Financing Rate + 1.015%)(2)	06/01/29	150,000	133,679
2.55% (Secured Overnight Financing Rate + 1.180%)(2)	11/08/32	20,000	16,759
Morgan Stanley 1.51% (Secured Overnight Financing Rate + 0.858%)(2)	07/20/27	130,000	119,337
NatWest Group PLC (United Kingdom) 4.27% (3 mo. USD LIBOR + 1.762%)(2)	03/22/25	15,000	14,967
PNC Financial Services Group, Inc. 5.58% (Secured Overnight Financing Rate + 1.841%)(2)	06/12/29	10,000	10,214
Santander U.K. Group Holdings PLC (United Kingdom) 1.09% (Secured Overnight Financing Rate + 0.787%)(2)	03/15/25	90,000	89,441
U.S. Bancorp 5.84% (Secured Overnight Financing Rate + 2.260%)(2)	06/12/34	5,000	5,165
UBS Group AG (Switzerland)
1.36% (1 yr. CMT + 1.080%)(1), (2)	01/30/27	65,000	59,904
3.09% (Secured Overnight Financing Rate + 1.730%)(1)(2)	05/14/32	110,000	94,290
Wells Fargo & Co.
4.90% (Secured Overnight Financing Rate + 2.100%)(2)	07/25/33	5,000	4,889
5.57% (Secured Overnight Financing Rate + 1.740%)(2)	07/25/29	140,000	143,329

			1,439,853

Beverages—0.4%
Bacardi Ltd. 4.45%(1)	05/15/25	40,000	39,521

Biotechnology—0.4%
Amgen, Inc. 5.15%	03/02/28	50,000	50,960

Chemicals—0.5%
International Flavors & Fragrances, Inc. 1.23%(1)	10/01/25	65,000	60,647

Commercial Services—0.5%
Global Payments, Inc. 4.45%	06/01/28	55,000	53,685

Diversified Financial Services—1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 2.45%	10/29/26	55,000	51,035
Air Lease Corp.
2.88%	01/15/26	30,000	28,654
3.25%	03/01/25	35,000	34,205
Avolon Holdings Funding Ltd. (Ireland) 2.53%(1)	11/18/27	25,000	22,330

			136,224

Electric—2.8%
Alliant Energy Finance LLC 1.40%(1)	03/15/26	175,000	160,177
Eversource Energy 2.90%	03/01/27	50,000	47,163
ITC Holdings Corp. 4.95%(1)	09/22/27	50,000	50,238
Jersey Central Power & Light Co. 4.30%(1)	01/15/26	70,000	68,798

			326,376

Entertainment—0.6%
WarnerMedia Holdings, Inc.
3.76%	03/15/27	25,000	24,023
4.28%	03/15/32	10,000	9,160
5.05%	03/15/42	45,000	39,933

			73,116

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Food—1.2%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00%	05/15/32	$95,000	$77,383
Smithfield Foods, Inc. 4.25%(1)	02/01/27	65,000	62,692

			140,075

Health Care-Services—2.7%
Centene Corp. 3.00%	10/15/30	28,000	24,244
Fresenius Medical Care U.S. Finance III, Inc. 1.88%(1)	12/01/26	60,000	54,447
HCA, Inc. 3.13%	03/15/27	85,000	80,831
Premier Health Partners 2.91%	11/15/26	125,000	114,654
Universal Health Services, Inc. 1.65%	09/01/26	50,000	45,769

			319,945

Insurance—1.6%
Athene Global Funding 3.21%(1)	03/08/27	60,000	56,042
Nationwide Mutual Insurance Co. 7.94% (3 mo. USD LIBOR + 2.290%)(1),(2)	12/15/24	70,000	70,091
Willis North America, Inc.
2.95%	09/15/29	20,000	17,996
4.65%	06/15/27	45,000	44,677

			188,806

Miscellaneous Manufacturers—0.1%
General Electric Co. 6.12% (3 mo. USD Term SOFR + 0.742%)	08/15/36	10,000	9,080

Packaging & Containers—0.3%
Berry Global, Inc. 4.88%(1)	07/15/26	30,000	29,538

Pharmaceuticals—0.8%
Bayer U.S. Finance II LLC 4.38%(1)	12/15/28	100,000	94,876

Pipelines—0.5%
Energy Transfer LP 4.95%	06/15/28	60,000	59,931

REIT—1.6%
American Assets Trust LP 3.38%	02/01/31	10,000	8,289
Extra Space Storage LP
2.20%	10/15/30	8,000	6,667
2.40%	10/15/31	5,000	4,108
GLP Capital LP/GLP Financing II, Inc.
3.25%	01/15/32	26,000	21,980
5.25%	06/01/25	15,000	14,962
Healthcare Realty Holdings LP
3.50%	08/01/26	10,000	9,583
3.63%	01/15/28	55,000	50,867
Hudson Pacific Properties LP 3.95%	11/01/27	21,000	18,915
Ventas Realty LP 2.65%	01/15/25	5,000	4,873
VICI Properties LP/VICI Note Co., Inc. 5.75%(1)	02/01/27	45,000	45,236

			185,480

Savings & Loans—0.1%
EverBank Financial Corp. 5.75%	07/02/25	10,000	9,269

Software—0.5%
Oracle Corp. 2.80%	04/01/27	60,000	56,614

Telecommunications—0.8%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%(1)	09/20/29	55,250	55,392
T-Mobile USA, Inc. 3.75%	04/15/27	40,000	38,799

			94,191

Total Corporate Bonds (Cost: $3,504,483)			3,457,709

MUNICIPAL BONDS—0.3%
City of Baltimore, General Obligation Unlimited 5.00%	10/15/25	5,000	5,020
Massachusetts School Building Authority, Revenue Bond 2.50%	02/15/37	20,000	15,015
New York State Urban Development Corp., Revenue Bond 2.54%	03/15/34	15,000	12,389

Total Municipal Bonds (Cost: $39,070)			32,424

Total Fixed Income Securities (Cost: $8,160,890)			7,971,124

SHORT TERM INVESTMENTS—16.6%
Money Market Investments—16.6%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.30%(7),(8)		1,945,409	1,945,409

Total Money Market Investments (Cost: $1,945,409)			1,945,409

Total Investments (84.8%) (Cost: $10,106,299)			9,916,533

Excess Of Other Assets Over Liabilities (15.2%)			1,777,960
Net Assets (100.0%)			$11,694,493

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

FUTURES CONTRACTS

Number of Contracts(8)	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
23	Bloomberg Commodity Index Future	03/20/24	$227,572	$226,688	$(884)

TOTAL RETURN SWAPS(8)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium Paid	Value
OTC Swaps
9,385,320	2/21/24	Citigroup	0.14%	Citigroup Commodity Total Return Index(9)	Monthly	$182,270	$—	$182,270
3,340,798	2/21/24	Citigroup	0.18%	Citigroup Commodity Total Return Index(9)	Monthly	62,839	—	62,839
554,000	2/21/24	Citigroup	Citigroup Commodity Total Return Index(9)	0.14%	Monthly	(1,560)	—	(1,560)
212,000	2/21/24	Citigroup	Citigroup Commodity Total Return Index(9)	0.14%	Monthly	143	—	143
193,000	2/21/24	Citigroup	Citigroup Commodity Total Return Index(9)	0.18%	Monthly	(592)	—	(592)
166,000	2/21/24	Citigroup	Citigroup Commodity Total Return Index(9)	0.14%	Monthly	(2,895)	—	(2,895)
148,000	2/21/24	Citigroup	Citigroup Commodity Total Return Index(9)	0.14%	Monthly	(1,592)	—	(1,592)
74,000	2/21/24	Citigroup	Citigroup Commodity Total Return Index(9)	0.18%	Monthly	(7)	—	(7)
58,000	2/21/24	Citigroup	Citigroup Commodity Total Return Index(9)	0.18%	Monthly	(935)	—	(935)
51,000	2/21/24	Citigroup	Citigroup Commodity Total Return Index(9)	0.18%	Monthly	(528)	—	(528)

						$237,143	$—	$237,143

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2024, the value of these securities amounted to $3,462,860 or 29.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2024.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(5)	Restricted security (Note 3).
(6)	Perpetual maturity.
(7)	Rate disclosed is the 7-day net yield as of January 31, 2024.
(8)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(9)	Custom Index has exposure to the following commodities as shown on the next ten pages.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2024

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$1,631,169	17.38%	$15,126
WTI Crude Oil	812,769	8.66%	27,907
Brent Crude Oil	753,641	8.03%	23,729
Copper High Grade	525,578	5.60%	16,370
Soybeans	485,221	5.17%	4,485
Natural Gas	484,283	5.16%	(34,291)
Silver	447,680	4.77%	8,979
Aluminium Primary	414,831	4.42%	20,334
Corn	384,798	4.10%	2,259
Live Cattle	370,720	3.95%	6,955
Coffee ‘C’ Arabica	350,073	3.73%	18,346
Sugar #11	320,039	3.41%	6,564
Soybean Meal	275,928	2.94%	6,170
Gasoil	270,297	2.88%	16,302
Zinc High Grade	246,834	2.63%	6,527
Soybean Oil	238,387	2.54%	(4,472)
SRW Wheat	231,817	2.47%	793
RBOB Gasoline	222,432	2.37%	7,146
Heating Oil	198,969	2.12%	9,653
Lean Hogs	173,628	1.85%	13,912
Nickel Primary	161,428	1.72%	2,059
Cotton	157,673	1.68%	2,620
HRW Wheat	133,272	1.42%	2,005
Lead Standard	93,853	1.00%	2,792

	$9,385,320	100.00%	$182,270

(1)	Commodity Exposures of the Citigroup Commodity Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2024

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$582,969	17.45%	$5,330
WTI Crude Oil	286,306	8.57%	9,712
Brent Crude Oil	267,264	8.00%	7,588
Copper High Grade	188,087	5.63%	5,750
Natural Gas	182,408	5.46%	(7,918)
Soybeans	174,056	5.21%	1,393
Silver	159,690	4.78%	3,105
Aluminium Primary	148,331	4.44%	7,095
Corn	136,305	4.08%	670
Live Cattle	132,964	3.98%	3,173
Coffee ‘C’ Arabica	123,275	3.69%	5,654
Sugar #11	110,580	3.31%	2,771
Soybean Meal	98,888	2.96%	2,031
Gasoil	92,874	2.78%	4,401
Zinc High Grade	88,197	2.64%	2,393
Soybean Oil	85,524	2.56%	(1,526)
SRW Wheat	82,518	2.47%	67
RBOB Gasoline	78,843	2.36%	2,287
Heating Oil	69,154	2.07%	2,768
Lean Hogs	58,130	1.74%	3,161
Nickel Primary	57,796	1.73%	716
Cotton	56,459	1.69%	1,191
HRW Wheat	47,105	1.41%	116
Lead Standard	33,075	0.99%	911

	$3,340,798	100.00%	$62,839

(1)	Commodity Exposures of the Citigroup Commodity Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2024

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$96,285	17.38%	$(1,504)
WTI Crude Oil	47,976	8.66%	(452)
Brent Crude Oil	44,486	8.03%	(494)
Copper High Grade	31,024	5.60%	(178)
Soybeans	28,642	5.17%	320
Natural Gas	28,586	5.16%	2,042
Silver	26,426	4.77%	(322)
Aluminium Primary	24,487	4.42%	(504)
Corn	22,714	4.10%	199
Live Cattle	21,883	3.95%	(285)
Coffee ‘C’ Arabica	20,664	3.73%	(517)
Sugar #11	18,891	3.41%	277
Soybean Meal	16,288	2.94%	(49)
Gasoil	15,955	2.88%	(659)
Zinc High Grade	14,570	2.63%	333
Soybean Oil	14,072	2.54%	403
SRW Wheat	13,684	2.47%	341
RBOB Gasoline	13,130	2.37%	(94)
Heating Oil	11,745	2.12%	(440)
Lean Hogs	10,249	1.85%	(339)
Nickel Primary	9,529	1.72%	234
Cotton	9,307	1.68%	21
HRW Wheat	7,867	1.42%	99
Lead Standard	5,540	1.00%	8

	$554,000	100.00%	$(1,560)

(1)	Commodity Exposures of the Citigroup Commodity Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2024

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$36,846	17.38%	$(545)
WTI Crude Oil	18,359	8.66%	352
Brent Crude Oil	17,024	8.03%	288
Copper High Grade	11,872	5.60%	(107)
Soybeans	10,961	5.17%	(22)
Natural Gas	10,939	5.16%	428
Silver	10,112	4.77%	(105)
Aluminium Primary	9,370	4.42%	(154)
Corn	8,692	4.10%	52
Live Cattle	8,374	3.95%	—
Coffee ‘C’ Arabica	7,908	3.73%	(300)
Sugar #11	7,229	3.41%	9
Soybean Meal	6,233	2.94%	(96)
Gasoil	6,106	2.88%	(136)
Zinc High Grade	5,576	2.63%	118
Soybean Oil	5,385	2.54%	66
SRW Wheat	5,236	2.47%	145
RBOB Gasoline	5,024	2.37%	84
Heating Oil	4,494	2.12%	(21)
Lean Hogs	3,922	1.85%	(105)
Nickel Primary	3,646	1.72%	100
Cotton	3,562	1.68%	24
HRW Wheat	3,010	1.42%	76
Lead Standard	2,120	1.00%	(8)

	$212,000	100.00%	$143

(1)	Commodity Exposures of the Citigroup Commodity Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2024

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$33,679	17.45%	$(519)
WTI Crude Oil	16,540	8.57%	(152)
Brent Crude Oil	15,440	8.00%	(126)
Soybeans	10,055	5.21%	89
Copper High Grade	10,866	5.63%	(63)
Natural Gas	10,538	5.46%	563
Corn	7,874	4.08%	72
Silver	9,225	4.78%	(109)
Aluminium Primary	8,569	4.44%	(180)
Sugar #11	6,388	3.31%	42
Live Cattle	7,681	3.98%	(138)
Coffee ‘C’ Arabica	7,122	3.69%	(168)
Soybean Meal	5,713	2.96%	(12)
Soybean Oil	4,941	2.56%	132
Zinc High Grade	5,095	2.64%	114
RBOB Gasoline	4,555	2.36%	(37)
Nickel Primary	3,339	1.73%	81
SRW Wheat	4,767	2.47%	125
Gasoil	5,365	2.78%	(167)
Lean Hogs	3,358	1.74%	(89)
Heating Oil	3,995	2.07%	(117)
HRW Wheat	2,721	1.41%	61
Cotton	3,262	1.69%	3
Lead Standard	1,912	0.99%	3

	$193,000	100.00%	$(592)

(1)	Commodity Exposures of the Citigroup Commodity Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2024

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$28,851	17.38%	$(366)
WTI Crude Oil	14,376	8.66%	(198)
Brent Crude Oil	13,330	8.03%	(160)
Copper High Grade	9,296	5.60%	(344)
Soybeans	8,582	5.17%	(4)
Natural Gas	8,566	5.16%	109
Silver	7,918	4.77%	(303)
Aluminium Primary	7,337	4.42%	(387)
Corn	6,806	4.10%	(36)
Live Cattle	6,557	3.95%	(140)
Coffee ‘C’ Arabica	6,192	3.73%	(111)
Sugar #11	5,661	3.41%	(127)
Soybean Meal	4,880	2.94%	(118)
Gasoil	4,781	2.88%	(265)
Zinc High Grade	4,366	2.63%	(126)
Soybean Oil	4,216	2.54%	195
SRW Wheat	4,100	2.47%	8
RBOB Gasoline	3,934	2.37%	(4)
Heating Oil	3,519	2.12%	(124)
Lean Hogs	3,071	1.85%	(265)
Nickel Primary	2,855	1.72%	(43)
Cotton	2,789	1.68%	(16)
HRW Wheat	2,357	1.42%	(38)
Lead Standard	1,660	1.00%	(32)

	$166,000	100.00%	$(2,895)

(1)	Commodity Exposures of the Citigroup Commodity Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2024

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$25,722	17.38%	$(279)
WTI Crude Oil	12,817	8.66%	(241)
Brent Crude Oil	11,884	8.03%	(212)
Copper High Grade	8,288	5.60%	(243)
Soybeans	7,651	5.17%	88
Natural Gas	7,637	5.16%	289
Silver	7,060	4.77%	(218)
Aluminium Primary	6,542	4.42%	(140)
Corn	6,068	4.10%	(24)
Live Cattle	5,846	3.95%	(94)
Coffee ‘C’ Arabica	5,520	3.73%	(100)
Sugar #11	5,047	3.41%	(61)
Soybean Meal	4,351	2.94%	(46)
Gasoil	4,262	2.88%	(179)
Zinc High Grade	3,892	2.63%	(12)
Soybean Oil	3,759	2.54%	177
SRW Wheat	3,656	2.47%	8
RBOB Gasoline	3,508	2.37%	(39)
Heating Oil	3,138	2.12%	(113)
Lean Hogs	2,738	1.85%	(147)
Nickel Primary	2,546	1.72%	9
Cotton	2,486	1.68%	(18)
HRW Wheat	2,102	1.42%	(2)
Lead Standard	1,480	1.00%	5

	$148,000	100.00%	$(1,592)

(1)	Commodity Exposures of the Citigroup Commodity Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2024

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$12,913	17.45%	$(186)
WTI Crude Oil	6,342	8.57%	108
Brent Crude Oil	5,920	8.00%	90
Copper High Grade	4,166	5.63%	(35)
Natural Gas	4,041	5.46%	116
Soybeans	3,855	5.21%	(13)
Silver	3,537	4.78%	(35)
Aluminium Primary	3,286	4.44%	(53)
Corn	3,019	4.08%	18
Live Cattle	2,945	3.98%	(22)
Coffee ‘C’ Arabica	2,731	3.69%	(99)
Sugar #11	2,449	3.31%	(3)
Soybean Meal	2,190	2.96%	(29)
Gasoil	2,057	2.78%	(32)
Zinc High Grade	1,954	2.64%	40
Soybean Oil	1,894	2.56%	22
SRW Wheat	1,828	2.47%	51
RBOB Gasoline	1,746	2.36%	25
Heating Oil	1,532	2.07%	(8)
Lean Hogs	1,288	1.74%	(29)
Nickel Primary	1,280	1.73%	34
Cotton	1,251	1.69%	6
HRW Wheat	1,043	1.41%	29
Lead Standard	733	0.99%	(2)

	$74,000	100.00%	$(7)

(1)	Commodity Exposures of the Citigroup Commodity Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2024

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$10,121	17.45%	$(127)
WTI Crude Oil	4,971	8.57%	(63)
Brent Crude Oil	4,640	8.00%	(41)
Copper High Grade	3,266	5.63%	(117)
Natural Gas	3,167	5.46%	3
Soybeans	3,022	5.21%	(1)
Silver	2,772	4.78%	(104)
Aluminium Primary	2,575	4.44%	(132)
Corn	2,366	4.08%	(9)
Live Cattle	2,308	3.98%	(56)
Coffee ‘C’ Arabica	2,140	3.69%	(36)
Sugar #11	1,920	3.31%	(45)
Soybean Meal	1,717	2.96%	(37)
Gasoil	1,612	2.78%	(66)
Zinc High Grade	1,531	2.64%	(45)
Soybean Oil	1,485	2.56%	64
SRW Wheat	1,433	2.47%	4
RBOB Gasoline	1,369	2.36%	(4)
Heating Oil	1,201	2.07%	(32)
Lean Hogs	1,009	1.74%	(54)
Nickel Primary	1,003	1.73%	(15)
Cotton	980	1.69%	(10)
HRW Wheat	818	1.41%	(1)
Lead Standard	574	0.99%	(11)

	$58,000	100.00%	$(935)

(1)	Commodity Exposures of the Citigroup Commodity Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments	January 31, 2024

Components of Total Return Swap

Description(1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$8,899	17.45%	$(95)
WTI Crude Oil	4,371	8.57%	(77)
Brent Crude Oil	4,080	8.00%	(56)
Copper High Grade	2,871	5.63%	(82)
Natural Gas	2,784	5.46%	72
Soybeans	2,657	5.21%	27
Silver	2,438	4.78%	(74)
Aluminium Primary	2,264	4.44%	(50)
Corn	2,081	4.08%	(2)
Live Cattle	2,030	3.98%	(41)
Coffee ‘C’ Arabica	1,882	3.69%	(41)
Sugar #11	1,688	3.31%	(27)
Soybean Meal	1,510	2.96%	(16)
Gasoil	1,418	2.78%	(47)
Zinc High Grade	1,346	2.64%	(6)
Soybean Oil	1,306	2.56%	57
SRW Wheat	1,260	2.47%	5
RBOB Gasoline	1,204	2.36%	(14)
Heating Oil	1,056	2.07%	(30)
Lean Hogs	887	1.74%	(34)
Nickel Primary	882	1.73%	3
Cotton	862	1.69%	(7)
HRW Wheat	719	1.41%	5
Lead Standard	505	0.99%	2

	$51,000	100.00%	$(528)

(1)	Commodity Exposures of the Citigroup Commodity Total Return Index.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Sector (Unaudited)	January 31, 2024

Sector	Percentage of Net Assets
Corporate Bonds	29.6%
Money Market Investments	16.6
Asset-Backed Securities	12.9
Residential Mortgage-Backed Securities—Non-Agency	11.1
Commercial Mortgage-Backed Securities—Non-Agency	7.5
Residential Mortgage-Backed Securities—Agency	4.6
Commercial Mortgage-Backed Securities—Agency	2.2
Municipal Bonds	0.3
Other*	15.2

Total	100.0%

*	Includes swaps, futures, interest receivable and accrued expenses payable.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	January 31, 2024

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$1,512,995	$—	$1,512,995
Commercial Mortgage-Backed Securities—Agency	—	260,443	—	260,443
Commercial Mortgage-Backed Securities—Non-Agency	—	874,106	—	874,106
Residential Mortgage-Backed Securities—Agency	—	540,120	—	540,120
Residential Mortgage-Backed Securities—Non-Agency	—	1,293,327	—	1,293,327
Corporate Bonds*	—	3,457,709	—	3,457,709
Municipal Bonds	—	32,424	—	32,424

Total Fixed Income Securities	—	7,971,124	—	7,971,124
Money Market Investments	1,945,409	—	—	1,945,409

Total Investments	$1,945,409	$7,971,124	$—	$9,916,533

Asset Derivatives
Swap Agreements
Commodity Risk	—	245,252	—	245,252

Total	$1,945,409	$8,216,376	$—	$10,161,785

Liability Derivatives
Futures Contracts
Commodity Risk	$(884)	$—	$—	$(884)
Swap Agreements
Commodity Risk	—	(8,109)	—	(8,109)

Total	$(884)	$(8,109)	$—	$(8,993)

*	See Schedule of Investments for corresponding industries.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES—107.1% of Net Assets
CORPORATE BONDS—22.0%

Aerospace/Defense—0.1%
TransDigm, Inc. 6.75%(1)	08/15/28		$18,000	$18,318

Agriculture—0.8%
BAT International Finance PLC (United Kingdom) 2.25%(2)	01/16/30		100,000	97,895
Imperial Brands Finance PLC (United Kingdom) 8.13%(2)	03/15/24		50,000	63,766

				161,661

Airlines—0.3%
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA 2.00%	12/10/29		71,165	63,699

Banks—6.6%
Bank of America Corp. 2.30% (Secured Overnight Financing Rate + 1.220%)(3)	07/21/32		125,000	102,631
China Development Bank
2.77%	10/24/32	CNY	160,000	22,516
3.09%	06/18/30	CNY	1,290,000	185,496
3.48%	01/08/29	CNY	200,000	29,175
Citigroup, Inc. 3.06% (Secured Overnight Financing Rate + 1.351%)(3)	01/25/33		45,000	38,530
Goldman Sachs Group, Inc. 2.38% (Secured Overnight Financing Rate + 1.248%)(3)	07/21/32		30,000	24,750
HSBC Holdings PLC (United Kingdom) 1.75% (Sterling Overnight Index Average + 1.307%)(3)	07/24/27	GBP	100,000	116,821
2.80% (Secured Overnight Financing Rate + 1.187%)(3)	05/24/32		$15,000	12,611
JPMorgan Chase & Co. 2.55% (Secured Overnight Financing Rate + 1.180%)(3)	11/08/32		50,000	41,898
Kreditanstalt fuer Wiederaufbau (Germany) 0.63%	01/07/28		181,000	182,831
Lloyds Banking Group PLC (United Kingdom) 4.98% (1 yr. CMT + 2.300%)(3)	08/11/33		5,000	4,847
Morgan Stanley 2.24% (Secured Overnight Financing Rate + 1.178%)(3)	07/21/32		105,000	86,049
PNC Financial Services Group, Inc. 6.88% (Secured Overnight Financing Rate + 2.284%)(3)	10/20/34		35,000	39,009
Santander U.K. Group Holdings PLC (United Kingdom) 1.09% (Secured Overnight Financing Rate + 0.787%)(3)	03/15/25		90,000	89,441
U.S. Bancorp
4.84% (Secured Overnight Financing Rate + 1.600%)(3)	02/01/34		35,000	33,727
5.84% (Secured Overnight Financing Rate + 2.260%)(3)	06/12/34		10,000	10,330
UBS Group AG (Switzerland)
2.88% (1 yr. EUR Swap + 1.950%)(2),(3)	04/02/32	EUR	100,000	102,118
3.09% (Secured Overnight Financing Rate + 1.730%)(1),(3)	05/14/32		$20,000	17,144
6.54% (Secured Overnight Financing Rate + 3.920%)(1),(3)	08/12/33		75,000	79,691
9.02% (Secured Overnight Financing Rate + 5.020%)(1),(3)	11/15/33		5,000	6,173
Wells Fargo & Co.
3.35% (Secured Overnight Financing Rate + 1.500%)(3)	03/02/33		80,000	70,307
4.90% (Secured Overnight Financing Rate + 2.100%)(3)	07/25/33		5,000	4,889

				1,300,984

Beverages—0.1%
Triton Water Holdings, Inc. 6.25%(1)	04/01/29		15,000	13,031

Building Materials—1.1%
Cemex SAB de CV (Mexico) 9.13% (5 yr. CMT + 5.157%)(1),(3),(4)	03/14/28		200,000	212,590

Chemicals—0.6%
International Flavors & Fragrances, Inc. 1.80%	09/25/26		100,000	103,308
Valvoline, Inc. 3.63%(1)	06/15/31		10,000	8,561

				111,869

Commercial Services—0.0%
WASH Multifamily Acquisition, Inc. 5.75%(1)	04/15/26		4,000	3,859

Diversified Financial Services—0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
2.45%	10/29/26		20,000	18,558
3.88%	01/23/28		10,000	9,524
Air Lease Corp. 5.85%	12/15/27		20,000	20,470
Avolon Holdings Funding Ltd. (Ireland)
2.53%(1)	11/18/27		24,000	21,437
2.88%(1)	02/15/25		30,000	29,072
GGAM Finance Ltd. (Ireland) 8.00%(1)	02/15/27		15,000	15,472

				114,533

Engineering & Construction—0.1%
Artera Services LLC 9.03%(1)	12/04/25		16,000	16,365

Entertainment—0.4%
WarnerMedia Holdings, Inc.
5.05%	03/15/42		10,000	8,874
5.14%	03/15/52		85,000	73,217

				82,091

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Environmental Control—0.0%
GFL Environmental, Inc. (Canada) 3.75%(1)	08/01/25	$7,000	$6,815

Food—0.5%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 4.38%	02/02/52	20,000	14,823
Pilgrim’s Pride Corp.
4.25%	04/15/31	37,000	33,382
6.88%	05/15/34	40,000	42,779
Post Holdings, Inc. 4.63%(1)	04/15/30	12,000	11,046

			102,030

Health Care-Services—0.2%
Catalent Pharma Solutions, Inc. 3.50%(1)	04/01/30	10,000	8,797
Centene Corp. 4.25%	12/15/27	15,000	14,431
Fortrea Holdings, Inc. 7.50%(1)	07/01/30	3,000	3,053
Kedrion SpA (Italy) 6.50%(1)	09/01/29	11,000	9,864
ModivCare Escrow Issuer, Inc. 5.00%(1)	10/01/29	12,000	9,732

			45,877

Household Products/Wares—0.1%
Central Garden & Pet Co. 4.13%	10/15/30	6,000	5,383
Spectrum Brands, Inc.
3.88%(1)	03/15/31	5,000	4,634
5.50%(1)	07/15/30	10,000	9,825

			19,842

Insurance—0.5%
Acrisure LLC/Acrisure Finance, Inc. 4.25%(1)	02/15/29	9,000	8,090
Athene Global Funding 1.99%(1)	08/19/28	70,000	60,731
Farmers Exchange Capital II 6.15% (3 mo. USD LIBOR + 3.744%)(1),(3)	11/01/53	30,000	27,380

			96,201

Internet—0.3%
Alibaba Group Holding Ltd. (China) 2.13%	02/09/31	50,000	41,980
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.75%(1)	04/30/27	3,000	2,903
6.00%(1)	02/15/28	7,000	6,690

			51,573

Investment Companies—0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%	05/15/27	9,000	8,111
9.75%(1)	01/15/29	5,000	5,156

			13,267

Media—0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%	05/01/47	81,000	67,804
CSC Holdings LLC 6.50%(1)	02/01/29	45,000	38,300
Sirius XM Radio, Inc. 3.88%(1)	09/01/31	7,000	5,841
VZ Secured Financing BV (Netherlands) 5.00%(1)	01/15/32	23,000	20,113

			132,058

Miscellaneous Manufacturers—0.5%
General Electric Co. 6.12% (3 mo. USD Term SOFR + 0.742%)(3)	08/15/36	100,000	90,805

Oil & Gas—2.0%
Empresa Nacional del Petroleo (Chile) 6.15%(1)	05/10/33	200,000	200,420
KazMunayGas National Co. JSC 4.75%(2)	04/19/27	200,000	194,980

			395,400

Packaging & Containers—0.7%
Ball Corp. 6.88%	03/15/28	8,000	8,284
Berry Global, Inc. 1.00%(2)	01/15/25	100,000	105,303
Graphic Packaging International LLC 4.13%	08/15/24	27,000	26,831
Trivium Packaging Finance BV (Netherlands) 8.50%(1)	08/15/27	2,000	1,965

			142,383

Pharmaceuticals—0.4%
1375209 BC Ltd. (Canada) 9.00%(1)	01/30/28	15,000	14,563
Bayer U.S. Finance II LLC
4.63%(1)	06/25/38	51,000	44,083
4.88%(1)	06/25/48	10,000	8,236
Prestige Brands, Inc. 3.75%(1)	04/01/31	22,000	19,098

			85,980

Pipelines—1.2%
Energy Transfer LP
5.15%	03/15/45	15,000	13,805
6.55%	12/01/33	3,000	3,243
Greensaif Pipelines Bidco SARL 6.13%(1)	02/23/38	200,000	204,560
Venture Global LNG, Inc. 9.50%(1)	02/01/29	9,000	9,569

			231,177

Real Estate—0.5%
Blackstone Property Partners Europe Holdings SARL (Luxembourg) 1.75%(2)	03/12/29	100,000	94,594

REIT—1.4%
American Assets Trust LP 3.38%	02/01/31	40,000	33,155
American Homes 4 Rent LP
3.38%	07/15/51	35,000	23,862
4.30%	04/15/52	10,000	8,098
American Tower Corp. (REIT) 2.70%	04/15/31	20,000	17,155
GLP Capital LP/GLP Financing II, Inc. 3.35%	09/01/24	15,000	14,775

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
REIT (Continued)
4.00%	01/15/30		$15,000	$13,764
5.38%	04/15/26		15,000	14,958
5.75%	06/01/28		5,000	5,037
Healthcare Realty Holdings LP 3.10%	02/15/30		50,000	43,877
Hudson Pacific Properties LP
3.25%	01/15/30		30,000	23,958
3.95%	11/01/27		1,000	901
4.65%	04/01/29		5,000	4,422
Kilroy Realty LP 2.65%	11/15/33		10,000	7,571
LXP Industrial Trust 2.70%	09/15/30		20,000	16,852
VICI Properties LP 5.13%	05/15/32		2,000	1,919
VICI Properties LP/VICI Note Co., Inc. 5.75%(1)	02/01/27		50,000	50,262

				280,566

Retail—0.5%
Alimentation Couche-Tard, Inc. (Canada) 3.06%	07/26/24		95,000	70,395
Ferrellgas LP/Ferrellgas Finance Corp. 5.88%(1)	04/01/29		2,000	1,955
Michaels Cos., Inc. 5.25%(1)	05/01/28		20,000	15,728

				88,078

Semiconductors—1.1%
SK Hynix, Inc. 6.38%(2)	01/17/28		200,000	207,491

Software—0.0%
Open Text Corp. (Canada) 6.90%(1)	12/01/27		5,000	5,188

Telecommunications—0.6%
Frontier Communications Holdings LLC
5.00%(1)	05/01/28		6,000	5,544
8.63%(1)	03/15/31		10,000	10,157
Qwest Corp. 7.25%	09/15/25		33,000	32,629
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74%(1)	09/20/29		21,875	21,714
T-Mobile USA, Inc. 2.63%	04/15/26		55,000	52,428

				122,472

Total Corporate Bonds (Cost: $4,406,160)				4,310,797

MUNICIPAL BONDS—0.4%
Alabama Economic Settlement Authority, Revenue Bond 4.26%	09/15/32		40,000	38,678
County of Miami-Dade Aviation Revenue, Revenue Bond 2.86%	10/01/35		50,000	40,785

Total Municipal Bonds (Cost: $90,808)				79,463

FOREIGN GOVERNMENT BONDS—40.7%
Australia Government Bonds
1.25%	05/21/32	AUD	250,000	134,023
1.75%(2)	06/21/51	AUD	104,000	39,930
2.75%(2)	05/21/41	AUD	189,000	101,233
4.75%(2)	04/21/27	AUD	93,000	63,759
Bundesrepublik Deutschland Bundesanleihe
0.00%(2),(5)	08/15/52	EUR	67,000	37,309
1.80%(2)	08/15/53	EUR	132,000	125,487
2.60%(2)	08/15/33	EUR	58,000	65,564
Canada Government Bonds 1.25%	03/01/27	CAD	280,000	195,077
China Government Bonds
2.85%	06/04/27	CNY	810,000	115,138
3.13%	11/21/29	CNY	2,530,000	367,697
3.72%	04/12/51	CNY	980,000	163,097
Colombia TES Series B 7.00%	06/30/32	COP	105,300,000	23,293
European Union
0.00%(2),(5)	06/02/28	EUR	129,000	126,210
0.00%(2),(5)	07/04/29	EUR	150,000	142,461
0.20%(2)	06/04/36	EUR	223,000	175,162
2.75%(2)	02/04/33	EUR	102,000	111,342
French Republic Government Bonds OAT
0.00%(2),(5)	11/25/29	EUR	56,000	53,083
0.00%(2),(5)	11/25/31	EUR	163,000	146,118
0.50%(2)	06/25/44	EUR	55,000	36,626
0.75%(2)	05/25/52	EUR	85,000	51,304
0.75%(2)	05/25/53	EUR	53,000	31,311
1.00%(2)	05/25/27	EUR	395,000	410,615
Hungary Government Bonds 3.00%	08/21/30	HUF	2,250,000	5,416
Indonesia Treasury Bonds 6.63%	05/15/33	IDR	1,520,000,000	96,565
International Bank for Reconstruction & Development 1.75%(2)	03/13/25	NOK	650,000	60,447
Israel Government Bonds - Fixed 1.30%	04/30/32	ILS	116,000	25,632
Italy Buoni Poliennali Del Tesoro
1.10%(2)	04/01/27	EUR	20,000	20,584
4.40%(2)	05/01/33	EUR	165,000	190,709
Japan Government Thirty Year Bonds 0.40%	03/20/50	JPY	45,350,000	224,338
Korea Treasury Bonds
1.88%	03/10/51	KRW	81,510,000	45,091
2.00%	06/10/31	KRW	376,090,000	256,473
2.38%	03/10/27	KRW	63,350,000	45,834
Magyar Export-Import Bank Zrt 6.13%(1)	12/04/27		$200,000	202,240
Malaysia Government Bonds 4.64%	11/07/33	MYR	562,000	126,955
Mexico Bonos 8.00%	07/31/53	MXN	400,000	20,111
Netherlands Government Bonds 0.50%(2)	07/15/32	EUR	76,000	70,760
New Zealand Government Bonds
1.75%	05/15/41	NZD	180,000	70,868
2.00%	05/15/32	NZD	71,000	36,152
3.50%(2)	04/14/33	NZD	499,000	283,281
4.50%(2)	04/15/27	NZD	845,000	520,823
Norway Government Bonds
1.38%(2)	08/19/30	NOK	2,109,000	177,599
1.50%(2)	02/19/26	NOK	2,265,000	207,737
Portugal Obrigacoes do Tesouro OT 1.65%(2)	07/16/32	EUR	95,000	94,928
Province of Ontario 4.05%	02/02/32	CAD	209,000	157,996
Republic of Poland Government Bonds 1.75%	04/25/32	PLN	165,000	32,232
Republic of South Africa Government Bonds 8.88%	02/28/35	ZAR	570,000	25,847
Romania Government Bonds 6.70%	02/25/32	RON	300,000	67,186
Singapore Government Bonds 1.63%	07/01/31	SGD	75,000	51,459

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount		Value
FOREIGN GOVERNMENT BONDS (Continued)
Spain Government Bonds
0.70%(2)	04/30/32	EUR	24,000	$21,871
0.80%(2)	07/30/27	EUR	42,000	42,908
1.00%(2)	07/30/42	EUR	32,000	22,731
1.85%(2)	07/30/35	EUR	98,000	92,576
1.90%(2)	10/31/52	EUR	26,000	18,962
Sweden Government Bonds 0.75%(2)	05/12/28	SEK	690,000	62,876
Thailand Government Bonds 1.59%	12/17/35	THB	1,298,000	32,379
U.K. Gilts
0.88%(2)	07/31/33	GBP	344,000	336,037
1.25%(2)	10/22/41	GBP	99,000	78,633
1.25%(2)	07/31/51	GBP	80,000	50,862
1.63%(2)	10/22/28	GBP	263,000	306,320
1.75%(2)	09/07/37	GBP	95,000	91,315
3.50%(2)	10/22/25	GBP	700,000	880,781
4.25%(2)	06/07/32	GBP	80,000	105,903

Total Foreign Government Bonds (Cost: $8,509,671)				7,977,256

ASSET-BACKED SECURITIES—5.0%
Arbour CLO II DAC Series 2014-2X, Class ARR 4.80% (3 mo. EUR EURIBOR + 0.860%)(2),(3)	04/15/34		100,000	107,053
Arbour CLO III DAC Series 3X, Class B1RR 5.59% (3 mo. EUR EURIBOR + 1.650%)(2),(3)	07/15/34		100,000	106,707
Aurium CLO IX DAC Series 9X, Class A 4.88% (3 mo. EUR EURIBOR + 0.950%)(2),(3)	10/28/34		100,000	107,294
Aurium CLO V DAC Series 5X, Class AR 4.72% (3 mo. EUR EURIBOR + 0.790%)(2),(3)	04/17/34		100,000	107,066
Contego CLO VI DAC Series 6X, Class AR 4.73% (3 mo. EUR EURIBOR + 0.790%)(2),(3)	04/15/34		100,000	107,019
RRE 2 Loan Management DAC Series 2X, Class A2R 5.39% (3 mo. EUR EURIBOR + 1.450%)(2),(3)	07/15/35		100,000	106,665
Segovia European CLO DAC Series 2018-5X, Class B1 5.37% (3 mo. EUR EURIBOR + 1.480%)(2),(3)	10/18/31		100,000	107,941
SLM Student Loan Trust Series 2008-5, Class B 7.47% (90 day USD SOFR Average + 2.112%)(3)	07/25/73		50,000	49,701
Student Loan Consolidation Center Student Loan Trust I Series 2002-2, Class B2 1.65% (28 day ARS)(1),(3)	07/01/42		50,000	46,206
TAL Advantage VII LLC Series 2020-1A, Class A 2.05%(1)	09/20/45		65,000	59,362
Textainer Marine Containers VII Ltd. Series 2021-2A, Class A 2.23%(1)	04/20/46		89,700	80,341

Total Asset-backed Securities (Cost: $965,954)				985,355

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.1%
Federal National Mortgage Association-Aces Series 2016-M2, Class X3 (I/O) 2.04%(6)	04/25/36		127,366	1,113
Federal National Mortgage Association-Aces Series 2016-M4, Class X2 (I/O) 2.71%(6)	01/25/39		428,682	2,231
Government National Mortgage Association Series 2011-147, Class IO (I/O) 0.00%(5),(6)	10/16/44		56,376	1
Government National Mortgage Association Series 2012-144, Class IO (I/O) 0.33%(6)	01/16/53		1,448,338	9,984

Total Commercial Mortgage-Backed Securities—Agency (Cost: $39,549)				13,329

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—3.1%
BHMS Mortgage Trust Series 2018-ATLS, Class C 7.53% (1 mo. USD Term SOFR + 2.197%)(1),(3)	07/15/35		100,000	97,657
BX Mortgage Trust Series 2021-PAC, Class E 7.40% (1 mo. USD Term SOFR + 2.062%)(1),(3)	10/15/36		100,000	98,168
BXHPP Trust Series 2021-FILM, Class C 6.55% (1 mo. USD Term SOFR + 1.214%)(1),(3)	08/15/36		89,000	83,304
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O) 1.29%(6)	10/15/45		167,201	2
COMM Mortgage Trust Series 2017-PANW, Class D 4.34%(1),(6)	10/10/29		100,000	86,117
DC Office Trust Series 2019-MTC, Class D 3.17%(1),(6)	09/15/45		165,000	104,888
GS Mortgage Securities Trust Series 2010-C1, Class X (I/O) 0.56%(1),(6)	08/10/43		956,129	1,218
GS Mortgage Securities Trust Series 2014-GC20, Class XA (I/O) 1.05%(6)	04/10/47		409,073	274
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class XA (I/O) 0.64%(6)	04/15/47		827,155	9
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3, Class XB (I/O) 0.50%(1),(6)	02/15/46		5,995,153	14,621
Taurus U.K. DAC Series 2021-UK4A, Class B 6.72% (Sterling Overnight Index Average + 1.500%)(1),(3)	08/17/31		93,303	116,965

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $576,997)				603,223

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—21.2%
Federal Home Loan Mortgage Corp., Pool #G08681 3.50%	12/01/45		15,476	14,410
Federal Home Loan Mortgage Corp., Pool #G08698 3.50%	03/01/46		14,519	13,518
Federal Home Loan Mortgage Corp., Pool #G08716 3.50%	08/01/46		14,731	13,689
Federal Home Loan Mortgage Corp., Pool #G08721 3.00%	09/01/46		3,008	2,705

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal Home Loan Mortgage Corp., Pool #G08722 3.50%	09/01/46	$1,526	$1,418
Federal Home Loan Mortgage Corp., Pool #G08732 3.00%	11/01/46	4,245	3,817
Federal Home Loan Mortgage Corp., Pool #G08762 4.00%	05/01/47	13,338	12,843
Federal Home Loan Mortgage Corp., Pool #G08833 5.00%	07/01/48	1,840	1,849
Federal Home Loan Mortgage Corp., Pool #G18592 3.00%	03/01/31	2,274	2,186
Federal Home Loan Mortgage Corp., Pool #SD0231 3.00%	01/01/50	88,598	79,103
Federal Home Loan Mortgage Corp., Pool #SD8189 2.50%	01/01/52	43,544	36,795
Federal Home Loan Mortgage Corp., Pool #ZT1703 4.00%	01/01/49	35,647	34,231
Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F) 0.44% (-30 day USD SOFR Average + 5.786%)(3)	04/15/38	32,598	2,090
Federal National Mortgage Association, Pool #AB3679 3.50%	10/01/41	41,893	39,237
Federal National Mortgage Association, Pool #AB4045 3.50%	12/01/41	58,028	55,156
Federal National Mortgage Association, Pool #AT5914 3.50%	06/01/43	18,423	17,156
Federal National Mortgage Association, Pool #BD7081 4.00%	03/01/47	14,313	13,725
Federal National Mortgage Association, Pool #BV2994 2.50%	04/01/52	90,704	76,590
Federal National Mortgage Association, Pool #CA0996 3.50%	01/01/48	45,818	42,680
Federal National Mortgage Association, Pool #CA2208 4.50%	08/01/48	1,317	1,293
Federal National Mortgage Association, Pool #CB2610 2.00%	01/01/52	67,251	54,408
Federal National Mortgage Association, Pool #CB3347 2.00%	01/01/52	180,470	145,652
Federal National Mortgage Association, Pool #FM2870 3.00%	03/01/50	117,156	104,600
Federal National Mortgage Association, Pool #MA1527 3.00%	08/01/33	10,330	9,839
Federal National Mortgage Association, Pool #MA1652 3.50%	11/01/33	16,720	16,007
Federal National Mortgage Association, Pool #MA2705 3.00%	08/01/46	55,144	49,399
Federal National Mortgage Association, Pool #MA4204 2.00%	12/01/40	53,188	45,473
Federal National Mortgage Association, Pool #MA4563 2.50%	03/01/52	89,225	75,065
Federal National Mortgage Association REMICS Series 2007-52, Class LS (I/O) (I/F) 0.59% (-30 day USD SOFR Average + 5.936%)(3)	06/25/37	33,701	1,955
Federal National Mortgage Association REMICS Series 2008-18, Class SM (I/O) (I/F) 1.54% (-30 day USD SOFR Average + 6.886%)(3)	03/25/38	38,169	2,046
Federal National Mortgage Association REMICS Series 2009-115, Class SB (I/O) (I/F) 0.79% (-30 day USD SOFR Average + 6.136%)(3)	01/25/40	19,711	1,768
Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F) 1.14% (-30 day USD SOFR Average + 6.486%)(3)	10/25/40	38,051	4,038
Government National Mortgage Association, Pool #MA3597 3.50%	04/20/46	9,333	8,723
Government National Mortgage Association, Pool #MA3662 3.00%	05/20/46	25,577	23,355
Government National Mortgage Association, Pool #MA3663 3.50%	05/20/46	1,348	1,260
Government National Mortgage Association, Pool #MA3803 3.50%	07/20/46	6,264	5,883
Government National Mortgage Association, Pool #MA4454 5.00%	05/20/47	6,587	6,709
Government National Mortgage Association, Pool #MA4900 3.50%	12/20/47	28,435	26,616
Government National Mortgage Association, Pool #MA5399 4.50%	08/20/48	11,767	11,626
Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC) 5.00%	11/16/41	31,598	5,629
Government National Mortgage Association, TBA 2.50%(7)	12/01/51	150,000	129,712
4.50%(7)	05/01/53	275,000	267,776
5.00%(7)	05/01/53	225,000	223,539
5.50%(7)	06/01/53	50,000	50,312
Uniform Mortgage-Backed Security, TBA 3.00%(7)	02/01/52	475,000	416,942
3.50%(7)	03/01/52	25,000	22,820
4.50%(7)	04/01/53	600,000	579,746
5.50%(7)	04/01/53	175,000	175,525
2.00%(7)	12/01/51	225,000	181,761
2.50%(7)	12/01/51	125,000	105,134
3.50%(7)	03/01/52	25,000	22,777
4.00%(7)	05/01/52	425,000	400,181
5.00%(7)	03/01/53	300,000	296,824
4.00%(7)	05/01/52	225,000	211,811

Total Residential Mortgage-Backed Securities—Agency (Cost: $4,262,195)			4,149,402

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—7.5%
Banc of America Funding Trust Series 2005-C, Class A3 5.75% (1 mo. USD Term SOFR + 0.414%)(3)	05/20/35	811	810
BCMSC Trust Series 2000-A, Class A4 8.29%(6)	06/15/30	189,525	23,559
Bear Stearns ALT-A Trust Series 2004-8, Class M2 7.18% (1 mo. USD Term SOFR + 1.839%)(3)	09/25/34	102,093	95,165
Bear Stearns ALT-A Trust Series 2005-8, Class 11A1 5.99% (1 mo. USD Term SOFR + 0.654%)(3)	10/25/35	23,435	21,363
Deephaven Residential Mortgage Trust Series 2021-3, Class A1 1.19%(1),(6)	08/25/66	91,121	78,092
DSLA Mortgage Loan Trust Series 2004-AR1, Class A1A 6.29% (1 mo. USD Term SOFR + 0.954%)(3)	09/19/44	56,936	53,397

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
First Horizon Mortgage Pass-Through Trust Series 2005-AR4, Class 2A1 4.94%(6),(8)	10/25/35	$13,435	$12,443
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ5, Class A1 2.00%(1),(6)	10/25/51	80,970	63,093
GS Mortgage-Backed Securities Corp. Trust Series 2022-PJ2, Class A4 2.50%(1),(6)	06/25/52	86,841	71,196
HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A3 5.75% (1 mo. USD Term SOFR + 0.414%)(3)	07/25/36	266,762	115,632
IndyMac INDX Mortgage Loan Trust Series 2005-AR15, Class A2 3.79%(6)	09/25/35	42,147	32,600
IndyMac INDX Mortgage Loan Trust Series 2006-AR4, Class A1A 5.87% (1 mo. USD Term SOFR + 0.534%)(3)	05/25/46	117,798	106,370
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3 5.46%	09/25/29	161,718	98,122
JPMorgan Mortgage Trust Series 2005-A6, Class 7A1 4.98%(6)	08/25/35	9,193	7,569
JPMorgan Mortgage Trust Series 2021-8, Class A3 2.50%(1),(6)	12/25/51	99,865	81,680
Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A2B 5.75% (1 mo. USD Term SOFR + 0.414%)(3)	01/25/37	274,133	87,534
Merrill Lynch Alternative Note Asset Trust Series 2007-A3, Class A2D 6.11% (1 mo. USD Term SOFR + 0.774%)(3),(9)	04/25/37	1,251,739	56,809
MFA Trust Series 2021-RPL1, Class A2 2.07%(1),(6)	07/25/60	100,000	81,209
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A4 5.93% (1 mo. USD Term SOFR + 0.594%)(3)	06/25/36	228,814	120,119
Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE2, Class A2B 5.54% (1 mo. USD Term SOFR + 0.204%)(3)	01/25/37	142,227	63,109
MortgageIT Trust Series 2005-1, Class 1A1 6.09% (1 mo. USD Term SOFR + 0.754%)(3)	02/25/35	10,269	10,252
Ownit Mortgage Loan Trust Series 2006-3, Class A2D 5.99% (1 mo. USD Term SOFR + 0.654%)(3)	03/25/37	45,282	42,962
RESIMAC Premier Series 2021-1A, Class A1 6.15% (1 mo. USD Term SOFR + 0.814%)(1),(3)	07/10/52	61,664	61,593
Structured Adjustable Rate Mortgage Loan Trust Series 2004-18, Class 4A1 7.07%(6)	12/25/34	8,658	8,452
Structured Asset Mortgage Investments II Trust Series 2005-AR6, Class 2A1 6.07% (1 mo. USD Term SOFR + 0.734%)(3)	09/25/45	21,126	18,477
Structured Asset Mortgage Investments II Trust Series 2006-AR3, Class 22A1 4.25%(6),(8)	05/25/36	110,678	56,114

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $1,899,787)			1,467,721

U.S. TREASURY SECURITIES—7.1%
U.S. Treasury Bonds 4.75%	11/15/53	529,000	577,808
U.S. Treasury Notes
4.00%	01/31/29	322,000	323,934
4.50%	11/15/33	477,000	498,167

Total U.S. Treasury Securities (Cost: $1,344,859)			1,399,909

Total Fixed Income Securities (Cost: $22,095,980)			20,986,455

CONVERTIBLE SECURITIES 0.1%

CONVERTIBLE CORPORATE BONDS—0.1%

Commercial Services—0.1%
Worldline SA (France) 0.00%(2),(5)	07/30/26	20,640	20,193

Total Convertible Securities (Cost: $19,659)			20,193

		Shares

INVESTMENT COMPANIES—1.7%
TCW Emerging Markets Income Fund—I Class(10)		51,219	324,217

Total Investment Companies (Cost: $365,109)			324,217

COMMON STOCK—0.1%

TELECOMMUNICATIONS—0.1%
Intelsat SA(9),(11)		344	9,482

Total Common Stock (Cost: $31,977)			9,482

MONEY MARKET INVESTMENTS—5.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.30%(12)		1,164,047	1,164,047

Total Money Market Investments (Cost: $1,164,047)			1,164,047

Total Investments (114.9%) (Cost: $23,676,772)			22,504,394

Liabilities In Excess Of Other Assets (-14.9%)			(2,911,936)

Net Assets (100.0%)			$19,592,458

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (13)
Goldman Sachs & Co.	BRL	381	04/12/24	$77	$76	$(1)
Citibank N.A.	CAD	135,232	04/12/24	101,260	101,309	49
Goldman Sachs & Co.	CHF	90,000	04/12/24	106,042	105,703	(339)
Goldman Sachs & Co.	CLP	9,441,000	04/12/24	10,354	10,082	(272)
Goldman Sachs & Co.	CNH	6,296,930	04/12/24	884,673	881,839	(2,834)
Citibank N.A.	CZK	595,280	04/12/24	26,391	25,938	(453)
Goldman Sachs & Co.	DKK	250,000	04/12/24	36,837	36,567	(270)
Bank of New York	EUR	312,000	04/12/24	343,408	339,922	(3,486)
Citibank N.A.	EUR	965,324	04/12/24	1,062,340	1,051,713	(10,627)
State Street Bank & Trust Co.	JPY	284,264,000	04/12/24	2,002,133	1,966,064	(36,069)
Goldman Sachs & Co.	MXN	527,000	04/12/24	30,626	30,328	(298)
Citibank N.A.	MXN	161,000	11/19/24	8,796	8,932	136
Goldman Sachs & Co.	MXN	3,826,000	11/19/24	207,921	212,283	4,362
Citibank N.A.	NOK	93,440	02/02/24	8,980	8,936	(44)
Citibank N.A.	NOK	423,000	04/12/24	40,586	40,518	(68)
Goldman Sachs & Co.	PEN	35,516	04/12/24	9,561	9,328	(233)
Goldman Sachs & Co.	PLN	20,273	04/12/24	5,102	5,086	(16)
Goldman Sachs & Co.	SEK	105,000	04/12/24	10,267	10,190	(77)
Citibank N.A.	THB	855,818	04/12/24	24,674	24,257	(417)

				$4,920,028	$4,869,071	$(50,957)

SELL (14)
Citibank N.A.	AUD	91,299	04/12/24	61,429	60,485	944
Goldman Sachs & Co.	CNH	146,000	04/12/24	20,480	20,446	34
Goldman Sachs & Co.	COP	4,853,486	04/12/24	1,219	1,226	(7)
Goldman Sachs & Co.	EUR	234,000	04/12/24	257,000	254,941	2,059
Citibank N.A.	EUR	400,000	04/12/24	435,707	435,797	(90)
Bank of America	EUR	9,000	04/12/24	9,809	9,807	2
Goldman Sachs & Co.	GBP	385,242	04/12/24	491,680	490,817	863
Citibank N.A.	GBP	698,000	04/12/24	892,496	889,288	3,208
Citibank N.A.	IDR	295,369,661	04/16/24	18,982	18,693	289
Goldman Sachs & Co.	ILS	13,674	04/12/24	3,674	3,768	(94)
State Street Bank & Trust Co.	JPY	3,861,000	04/12/24	27,191	26,704	487
Goldman Sachs & Co.	KRW	8,248,251	04/12/24	6,278	6,204	74
Citibank N.A.	MXN	3,987,000	11/19/24	216,883	221,217	(4,334)
Goldman Sachs & Co.	MYR	298,804	04/12/24	64,606	63,444	1,162
Citibank N.A.	NOK	4,438,000	04/12/24	428,524	425,105	3,419
Goldman Sachs & Co.	NZD	1,454,000	04/12/24	908,786	894,998	13,788
Goldman Sachs & Co.	RON	244,539	04/12/24	53,646	53,336	310
Goldman Sachs & Co.	SGD	14,327	04/12/24	10,810	10,754	56
Citibank N.A.	ZAR	552,501	04/12/24	29,361	29,530	(169)

				$3,938,561	$3,916,560	$22,001

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)

Long Futures
8	2-Year Canadian Bond Futures	03/19/24	$615,768	$617,133	$1,365
24	2-Year U.S. Treasury Note Futures	03/28/24	4,900,207	4,935,750	35,543
1	5-Year Canadian Bond Futures	03/19/24	82,282	83,290	1,008
7	5-Year U.S. Treasury Note Futures	03/28/24	750,312	758,735	8,423
26	Euro SCHWATZ Futures	03/7/24	2,991,756	2,999,072	7,316
3	Euro-Bobl Future	03/7/24	381,538	386,260	4,722

			$9,721,863	$9,780,240	$58,377

Short Futures
10	10-Year U.S. Treasury Note Futures	03/19/24	(1,130,288)	$(1,168,750)	$(38,462)
1	Long Gilt Futures	03/26/24	(124,198)	(127,307)	(3,109)

			$(1,254,486)	$(1,296,057)	$(41,571)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
DKK	Danish Krone.
EUR	Euro Currency.
GBP	British Pound Sterling.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu
SEK	Swedish Krona.
SGD	Singapore Dollar.
ZAR	South African Rand.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2024, the value of these securities amounted to $2,721,675 or 13.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2024, the value of these securities amounted to $7,092,242 or 36.2% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2024.
(4)	Perpetual maturity.
(5)	Security is not accruing interest.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(10)	Affiliated issuer.
(11)	Non-income producing security.
(12)	Rate disclosed is the 7-day net yield as of January 31, 2024.
(13)	Fund buys foreign currency, sells U.S. Dollar.
(14)	Fund sells foreign currency, buys U.S. Dollar.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

The summary of the TCW Global Bond Fund transactions in the affiliated fund for the period ended January 31, 2024 is as follows:

Name of Affiliated Fund	Value at October 31, 2023.	Purchases at Cost	Proceeds from Sales	Number of Shares Held January 31, 2024	Value at January 31, 2024	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Emerging Markets Income Fund—I Class	$564,812	$8,278	$288,096	51,219	$324,217	$5,696	$—	$(91,280)	$130,503

Total					$324,217	$5,696	$—	$(91,280)	$130,503

TCW Global Bond Fund

Investments by Sector (Unaudited)	January 31, 2024

Sector	Percentage of Net Assets
Foreign Government Bonds	40.7%
Corporate Bonds	22.0
Residential Mortgage-Backed Securities—Agency	21.2
Residential Mortgage-Backed Securities—Non-Agency	7.5
U.S. Treasury Securities	7.1
Money Market Investments	5.9
Asset-Backed Securities	5.0
Commercial Mortgage-Backed Securities—Non-Agency	3.1
Investment Companies	1.7
Municipal Bonds	0.4
Convertible Corporate Bonds	0.1
Commercial Mortgage-Backed Securities—Agency	0.1
Common Stock	0.1
Other*	(14.9)

Total	100.0%

*	Includes futures, pending trades, interest receivable, fund share transactions and accrued expenses payable.

TCW Global Bond Fund

Investments by Country (Unaudited)	January 31, 2024

Country	Percentage of Net Assets
Australia	2.0%
Bermuda	0.4
Canada	2.3
Cayman Islands	0.5
Chile	1.0
China	4.5
Colombia	0.1
France	3.8
Germany	2.1
Great Britain	11.4
Hungary	1.1
Indonesia	0.5
Ireland	4.6
Israel	0.1
Italy	1.1
Japan	1.1
Kazakhstan	1.0
Luxembourg	0.5
Malaysia	0.6
Mexico	1.2
Netherlands	0.5
New Zealand	4.7
Norway	2.0
Poland	0.2
Portugal	0.5
Romania	0.3
Saudi Arabia	1.0
Singapore	0.3
South Africa	0.1
South Korea	2.8
Spain	1.0
Supranational	1.9
Sweden	0.3
Switzerland	1.0
Thailand	0.2
United States	58.2

Total	114.9%

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2024

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$4,310,797	$—	$4,310,797
Municipal Bonds	—	79,463	—	79,463
Foreign Government Bonds	—	7,977,256	—	7,977,256
Asset-Backed Securities	—	985,355	—	985,355
Commercial Mortgage-Backed Securities—Agency	—	13,329	—	13,329
Commercial Mortgage-Backed Securities—Non-Agency	—	603,223	—	603,223
Residential Mortgage-Backed Securities—Agency	—	4,149,402	—	4,149,402
Residential Mortgage-Backed Securities—Non-Agency	—	1,410,912	56,809	1,467,721
U.S. Treasury Securities	1,399,909	—	—	1,399,909

Total Fixed Income Securities	1,399,909	19,529,737	56,809	20,986,455

Convertible Securities	—	20,193	—	20,193
Investment Companies	324,217	—	—	324,217
Common Stock	—	—	9,482	9,482
Money Market Investments	1,164,047	—	—	1,164,047

Total Investments	$2,888,173	$19,549,930	$66,291	$22,504,394

Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	31,242	—	31,242
Futures Contracts
Interest Rate Risk	58,377	—	—	58,377

Total	$2,946,550	$19,581,172	$66,291	$22,594,013

Liability Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	$—	$(60,198)	$—	$(60,198)
Futures Contracts
Interest Rate Risk	(41,571)	—	—	(41,571)

Total	$(41,571)	$(60,198)	$—	$(101,769)

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—93.7% of Net Assets

BANK LOANS—9.3%

Airlines—0.1%
American Airlines, Inc. 2021 Term Loan 10.33% (3 mo. USD Term SOFR + 4.750%)(1)	04/20/28	$59,500	$61,058

Auto Parts & Equipment—0.3%
First Brands Group LLC 2021 Term Loan 10.57% (3 mo. USD Term SOFR + 5.000%)(1)	03/30/27	196,000	196,082

Beverages—0.2%
Pegasus BidCo BV 2024 USD Term Loan 0.00%(2)	07/12/29	84,000	84,273

Chemicals—0.2%
Chemours Co. 2023 USD Term Loan B 8.83% (1 mo. USD Term SOFR + 3.500%)(1)	08/18/28	84,788	84,703

Commercial Services—0.9%
Adtalem Global Education, Inc. 2024 Term Loan B 0.00%(2)	08/14/28	103,512	103,411
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 10.42% (3 mo. USD Term SOFR + 5.000%)(1)	04/11/29	155,823	143,559
Nielsen Consumer, Inc. 2023 USD Fifth Amendment Incremental Term Loan 11.58% (1 mo. USD Term SOFR + 6.250%)(1)	03/06/28	65,000	64,155
Ryan LLC Delayed Draw Term Loan 4.50%	11/14/30	9,524	9,542
Ryan LLC Term Loan 9.83% (1 mo. USD Term SOFR + 4.500%)(1)	11/14/30	90,476	90,653
VT Topco, Inc. 2023 Term Loan B 9.58% (1 mo. USD Term SOFR + 4.250%)(1)	08/09/30	75,000	75,381

			486,701

Distribution & Wholesale—0.0%
Patriot Container Corp. 2018 2nd Lien Term Loan 0.00%(2)	03/20/26	28,000	24,453

Diversified Financial Services—0.3%
Jane Street Group LLC 2024 Term Loan B 0.00%(2)	01/26/28	196,000	195,470

Entertainment—0.9%
Caesars Entertainment, Inc. 2024 Term Loan B1 0.00%(2)	01/24/31	280,000	279,825
Light & Wonder International, Inc. 2024 Term Loan 8.08% (1 mo. USD Term SOFR + 2.750%)(1)	04/14/29	140,000	140,335
Ontario Gaming GTA LP Term Loan B 9.60% (3 mo. USD Term SOFR + 4.250%)(1)	08/01/30	100,000	100,250

			520,410

Food—0.4%
B&G Foods, Inc. 2019 Term Loan B4 7.83% (1 mo. USD Term SOFR + 2.500%)(1)	10/10/26	86,404	86,188
Chobani LLC 2023 Incremental Term Loan 9.08% (1 mo. USD Term SOFR + 3.750%)(1)	10/25/27	125,000	125,274

			211,462

Gas—0.2%
NGL Energy Operating LLC 2024 Term Loan B 0.00%(2)	01/31/31	140,000	139,956

Health Care-Products—0.0%
Auris Luxembourg III SARL 2019 USD Term Loan B2 9.62% (6 mo. USD Term SOFR + 3.750%)(1)	02/27/26	15,716	15,674

Health Care-Services—0.2%
eResearchTechnology, Inc. 2020 1st Lien Term Loan 9.95% (1 mo. USD Term SOFR + 4.500%)(1)	02/04/27	126,080	125,817

Home Furnishings—0.3%
AI Aqua Merger Sub, Inc. 2023 Incremental Term Loan 2.13% (1 mo. USD Term SOFR + 4.250%)(1)	07/31/28	150,000	150,141

Insurance—0.3%
HUB International Ltd. 2024 Term Loan B 0.00%(2)	06/20/30	140,000	140,241

Internet—0.3%
Magnite, Inc. Term Loan 10.65% (3 mo. USD Term SOFR + 5.000%)(1)	04/28/28	59,046	59,267
MH Sub I LLC 2023 Term Loan 9.58% (1 mo. USD Term SOFR + 4.250%)(1)	05/03/28	88,912	87,224

			146,491

Machinery-Diversified—1.2%
ASP Blade Holdings, Inc. Initial Term Loan 9.61% (3 mo. USD Term SOFR + 4.000%)(1)	10/13/28	549,459	483,142
Titan Acquisition Ltd. 2018 Term Loan B 8.45% (1 mo. USD Term SOFR + 3.000%)(1)	03/28/25	193,971	193,947

			677,089

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Metal Fabricate & Hardware—0.2%
AZZ, Inc. Term Loan B 9.08% (1 mo. USD Term SOFR + 3.750%)(1)	05/13/29	$100,000	$100,333

Mining—0.2%
Arsenal AIC Parent LLC Term Loan 9.83% (1 mo. USD Term SOFR + 4.500%)(1)	08/19/30	99,750	99,893

Office/Business Equipment—0.3%
Xerox Holdings Corp. 2023 Term Loan B 9.33% (1 mo. USD Term SOFR + 4.000%)(1)	11/17/29	150,000	150,187

Packaging & Containers—1.0%
Plaze, Inc. 2020 Incremental Term Loan 11.25% (1 mo. USD Term SOFR + 3.750%)(1)	08/03/26	208,029	205,688
Proampac PG Borrower LLC 2023 Term Loan 9.87% (3 mo. USD Term SOFR + 4.500%)(1)	09/15/28	375,000	376,290

			581,978

Pharmaceuticals—0.7%
Elanco Animal Health, Inc. Term Loan B 7.20% (1 mo. USD Term SOFR + 1.750%)(1)	08/01/27	257,664	253,030
Jazz Financing Lux SARL 2024 Term Loan B 0.00%(2)	05/05/28	140,000	140,088

			393,118

Real Estate—0.3%
Cushman & Wakefield U.S. Borrower LLC 2023 Term Loan B 9.33% (1 mo. USD Term SOFR + 4.000%)(1)	01/31/30	75,000	74,719
Greystar Real Estate Partners LLC Term Loan 9.12% (3 mo. USD Term SOFR + 3.750%)(1)	08/21/30	99,750	99,937

			174,656

Retail—0.2%
Tacala Investment Corp. 2024 Term Loan 0.00%(2)	01/26/31	140,000	140,044

Software—0.6%
CT Technologies Intermediate Holdings, Inc. 2021 Term Loan B 9.70% (1 mo. USD Term SOFR + 4.250%)(1)	12/16/25	141,013	138,759
EagleView Technology Corp. 2018 Add On Term Loan B 9.11% (3 mo. USD Term SOFR + 3.500%)(1)	08/14/25	191,995	188,000

			326,759

Total Bank Loans (Cost: $5,260,890)			5,226,989

CORPORATE BONDS—83.6%

Aerospace & Defense—2.0%
TransDigm, Inc.
4.63%	01/15/29	135,000	126,378
6.25%(3)	03/15/26	533,000	534,748
6.75%(3)	08/15/28	305,000	310,390
7.13%(3)	12/01/31	140,000	146,094

			1,117,610

Agriculture—0.9%
BAT Capital Corp. (United Kingdom) 5.28%	04/02/50	401,000	339,403
Imperial Brands Finance Netherlands BV (United Kingdom) 1.75%(4)	03/18/33	225,000	192,835

			532,238

Auto Manufacturers—3.2%
Allison Transmission, Inc. 3.75%(3)	01/30/31	100,000	87,973
Ford Motor Credit Co. LLC
2.30%	02/10/25	315,000	305,610
3.66%	09/08/24	653,000	647,711
4.06%	11/01/24	755,000	742,837

			1,784,131

Banks—3.1%
Bank of America Corp. 4.38% (5 yr. CMT + 2.760%)(1),(5)	01/27/27	225,000	205,947
Bank of New York Mellon Corp. 3.75% (5 yr. CMT + 2.630%)(1),(5)	12/20/26	285,000	255,431
JPMorgan Chase & Co. 3.65% (5 yr. CMT + 2.850%)(1),(5)	06/01/26	95,000	87,791
U.S. Bancorp 3.70% (5 yr. CMT + 2.541%)(1),(5)	01/15/27	400,000	347,000
UBS Group AG (Switzerland)
6.37% (Secured Overnight Financing Rate + 3.340%)(1),(3)	07/15/26	85,000	85,990
6.54% (Secured Overnight Financing Rate + 3.920%)(3)	08/12/33	405,000	430,333
9.02% (Secured Overnight Financing Rate + 5.020%)(3)	11/15/33	250,000	308,665

			1,721,157

Beverages—0.5%
Primo Water Holdings, Inc. 4.38%(3)	04/30/29	300,000	273,416

Chemicals—3.4%
ASP Unifrax Holdings, Inc. 5.25%(3)	09/30/28	412,000	267,928
Axalta Coating Systems Dutch Holding B BV 7.25%(3)	02/15/31	150,000	156,248

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Chemicals (Continued)
Axalta Coating Systems LLC 3.38%(3)	02/15/29	$250,000	$222,382
Herens Holdco SARL(Luxembourg) 4.75%(3)	05/15/28	400,000	338,440
International Flavors & Fragrances, Inc.
2.30%(3)	11/01/30	185,000	154,051
5.00%	09/26/48	25,000	21,402
NOVA Chemicals Corp. (Canada) 8.50%(3)	11/15/28	65,000	68,160
Olympus Water U.S. Holding Corp. 7.13%(3)	10/01/27	125,000	126,064
SCIH Salt Holdings, Inc. 4.88%(3)	05/01/28	70,000	65,157
SK Invictus Intermediate II SARL 5.00%(3)	10/30/29	331,000	280,728
Valvoline, Inc. 3.63%(3)	06/15/31	230,000	196,895

			1,897,455

Commercial Services—2.9%
Adtalem Global Education, Inc. 5.50%(3)	03/01/28	238,000	225,484
Block, Inc. 3.50%	06/01/31	125,000	108,037
Carriage Services, Inc. 4.25%(3)	05/15/29	277,000	240,918
Gartner, Inc.
3.75%(3)	10/01/30	80,000	72,104
4.50%(3)	07/01/28	296,000	282,723
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%(3)	08/31/27	100,000	92,214
Upbound Group, Inc. 6.38%(3)	02/15/29	205,000	195,775
VT Topco, Inc. 8.50%(3)	08/15/30	113,000	118,197
WASH Multifamily Acquisition, Inc. 5.75%(3)	04/15/26	295,000	284,631

			1,620,083

Computers—2.0%
Booz Allen Hamilton, Inc. 3.88%(3)	09/01/28	468,000	443,297
NCR Voyix Corp. 5.25%(3)	10/01/30	481,000	443,021
Science Applications International Corp. 4.88%(3)	04/01/28	275,000	260,444

			1,146,762

Distribution & Wholesale—0.3%
Verde Purchaser LLC 10.50%(3)	11/30/30	137,000	141,585

Diversified Financial Services—1.4%
American Express Co. 3.55% (5 yr. CMT + 2.854%)(1),(5)	09/15/26	230,000	205,275
Charles Schwab Corp. 5.00% (5 yr. CMT + 3.256%)(1),(5)	06/01/27	265,000	246,969
GGAM Finance Ltd. (Ireland)
8.00%(3)	02/15/27	225,000	232,083
8.00%(3)	06/15/28	45,000	46,795
Jane Street Group/JSG Finance, Inc. 4.50%(3)	11/15/29	90,000	82,733

			813,855

Electric—1.1%
FirstEnergy Corp.
2.65%	03/01/30	395,000	343,561
5.10%	07/15/47	96,000	87,887
Pike Corp. 8.63%(3)	01/31/31	195,000	206,585

			638,033

Electrical Components & Equipment—0.2%
Energizer Holdings, Inc. 4.38%(3)	03/31/29	125,000	113,776

Electronics—0.1%
Coherent Corp. 5.00%(3)	12/15/29	65,000	60,881

Engineering & Construction—0.4%
Artera Services LLC 9.03%(3)	12/04/25	195,000	199,452

Entertainment—3.5%
Banijay Entertainment SASU (France) 8.13%(3)	05/01/29	110,000	113,812
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%(3)	07/01/25	600,000	601,206
Churchill Downs, Inc.
4.75%(3)	01/15/28	70,000	66,721
5.75%(3)	04/01/30	157,000	152,075
Live Nation Entertainment, Inc. 4.75%(3)	10/15/27	115,000	110,687
Ontario Gaming GTA LP (Canada) 8.00%(3)	08/01/30	128,000	133,541
Penn Entertainment, Inc. 5.63%(3)	01/15/27	65,000	62,816
WarnerMedia Holdings, Inc. 5.14%	03/15/52	850,000	732,173

			1,973,031

Environmental Control—0.5%
Madison IAQ LLC 4.13%(3)	06/30/28	150,000	138,000
Paprec Holding SA (France) 7.25%(3)	11/17/29	100,000	116,390

			254,390

Food—4.0%
Fiesta Purchaser, Inc. 7.88%(3)	03/01/31	145,000	145,000
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.75%	04/01/33	390,000	386,724
Nathan’s Famous, Inc. 6.63%(3)	11/01/25	6,000	6,007
Pilgrim’s Pride Corp.
3.50%	03/01/32	875,000	739,804
6.25%	07/01/33	5,000	5,121
Post Holdings, Inc. 5.75%(3)	03/01/27	420,000	418,950
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%(3)	03/01/29	420,000	362,099
Smithfield Foods, Inc. 5.20%(3)	04/01/29	217,000	209,918

			2,273,623

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Health Care-Products—1.4%
Embecta Corp. 6.75%(3)	02/15/30	$125,000	$110,295
Hologic, Inc. 3.25%(3)	02/15/29	55,000	49,500
Teleflex, Inc. 4.25%(3)	06/01/28	687,000	652,372

			812,167

Health Care-Services—9.7%
CAB SELAS (France) 3.38%(4)	02/01/28	100,000	99,354
Catalent Pharma Solutions, Inc.
3.50%(3)	04/01/30	325,000	285,898
5.00%(3)	07/15/27	350,000	337,077
Centene Corp.
2.45%	07/15/28	185,000	165,098
2.63%	08/01/31	250,000	207,227
3.00%	10/15/30	75,000	64,940
4.25%	12/15/27	1,020,000	981,312
Ephios Subco 3 SARL (Luxembourg) 7.88%(3)	01/31/31	100,000	114,872
Fortrea Holdings, Inc. 7.50%(3)	07/01/30	50,000	50,883
HealthEquity, Inc. 4.50%(3)	10/01/29	170,000	158,850
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%(3)	04/30/28	75,000	78,307
IQVIA, Inc. 5.00%(3)	05/15/27	228,000	223,725
Kedrion SpA (Italy) 6.50% (3)	09/01/29	290,000	260,050
ModivCare Escrow Issuer, Inc. 5.00%(3)	10/01/29	635,000	515,004
Prime Healthcare Services, Inc. 7.25% (3)	11/01/25	270,000	270,000
Star Parent, Inc. 9.00%(3)	10/01/30	225,000	236,758
Tenet Healthcare Corp.
4.25%	06/01/29	160,000	148,752
4.38%	01/15/30	65,000	60,141
4.88%	01/01/26	1,200,000	1,190,508

			5,448,756

Household Products/Wares—1.0%
Central Garden & Pet Co. 4.13%	10/15/30	240,000	215,306
Spectrum Brands, Inc.
3.88%(3)	03/15/31	330,000	305,887
5.00%(3)	10/01/29	65,000	63,700

			584,893

Housewares—0.8%
Newell Brands, Inc.
4.88%	06/01/25	349,000	344,159
6.50%	04/01/46	145,000	117,085

			461,244

Insurance—0.8%
Acrisure LLC/Acrisure Finance, Inc. 4.25%(3)	02/15/29	335,000	301,125
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 4.25%(3)	10/15/27	165,000	154,750

			455,875

Internet—1.3%
Cogent Communications Group, Inc. 7.00%(3)	06/15/27	100,000	100,586
Gen Digital, Inc. 6.75%(3)	09/30/27	53,000	53,887
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.75%(3)	04/30/27	205,000	198,338
6.00%(3)	02/15/28	200,000	191,154
Uber Technologies, Inc. 8.00%(3)	11/01/26	190,000	194,429

			738,394

Investment Companies—0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%	02/01/29	250,000	210,187
5.25%	05/15/27	45,000	40,556
9.75%(3)	01/15/29	140,000	144,372

			395,115

Iron & Steel—0.3%
ATI, Inc.
5.13%	10/01/31	130,000	119,151
7.25%	08/15/30	30,000	30,938

			150,089

Lodging—1.1%
Hilton Domestic Operating Co., Inc. 3.63%(3)	02/15/32	325,000	279,286
Wyndham Hotels & Resorts, Inc. 4.38%(3)	08/15/28	387,000	361,798

			641,084

Machinery-Construction & Mining—0.6%
BWX Technologies, Inc. 4.13%(3)	06/30/28	330,000	309,920

Media—7.7%
Cable One, Inc. 4.00%(3)	11/15/30	640,000	516,800
CCO Holdings LLC/CCO Holdings Capital Corp. 5.50%(3)	05/01/26	1,525,000	1,513,639
CSC Holdings LLC
6.50%(3)	02/01/29	865,000	736,222
7.50%(3)	04/01/28	385,000	256,736
11.75%(3)	01/31/29	4,000	4,078
DISH DBS Corp.
5.25%(3)	12/01/26	350,000	276,283
7.38%	07/01/28	272,000	120,382
7.75%	07/01/26	30,000	18,150
Gray Television, Inc. 5.38%(3)	11/15/31	120,000	93,990
Nexstar Media, Inc. 4.75%(3)	11/01/28	140,000	128,351
Tele Columbus AG (Germany) 3.88%(4)	05/02/25	200,000	138,882
VZ Secured Financing BV (Netherlands)
3.50%(4)	01/15/32	190,000	187,611
5.00%(3)	01/15/32	410,000	358,529

			4,349,653

Miscellaneous Manufacturers—0.1%
General Electric Co. 6.12% (3 mo. USD Term SOFR + 0.742%)	08/15/36	52,000	47,218

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Oil & Gas—0.9%
SM Energy Co. 6.50%	07/15/28	$330,000	$330,281
Transocean Titan Financing Ltd. 8.38%(3)	02/01/28	170,000	175,525

			505,806

Oil & Gas Services—0.4%
Kodiak Gas Services LLC 7.25%(3)	02/15/29	200,000	202,524

Packaging & Containers—5.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%(3)	08/15/27	325,000	244,221
5.25%(3)	08/15/27	50,000	37,451
Ball Corp. 6.88%	03/15/28	600,000	621,264
Berry Global, Inc. 5.65%(3)	01/15/34	275,000	277,459
Clearwater Paper Corp. 4.75%(3)	08/15/28	364,000	341,792
Graphic Packaging International LLC 4.13%	08/15/24	725,000	720,469
Sealed Air Corp. 4.00%(3)	12/01/27	362,000	339,828
Sealed Air Corp./Sealed Air Corp. U.S. 7.25%(3)	02/15/31	85,000	89,172
Silgan Holdings, Inc. 4.13%	02/01/28	125,000	117,166
Trivium Packaging Finance BV (Netherlands) 5.50%(3)	08/15/26	55,000	53,749

			2,842,571

Pharmaceuticals—2.0%
1375209 BC Ltd. (Canada) 9.00%(3)	01/30/28	390,000	378,649
180 Medical, Inc. (United Kingdom) 3.88%(3)	10/15/29	138,000	124,200
Bausch Health Cos., Inc. (Canada) 5.75%(3)	08/15/27	18,000	10,845
Grifols SA (Spain)
3.88%(4)	10/15/28	100,000	92,156
4.75%(3)	10/15/28	155,000	133,153
Option Care Health, Inc. 4.38%(3)	10/31/29	50,000	45,703
Prestige Brands, Inc. 3.75%(3)	04/01/31	215,000	186,634
Teva Pharmaceutical Finance Netherlands III BV 8.13%	09/15/31	150,000	165,279

			1,136,619

Pipelines—6.9%
DCP Midstream Operating LP 5.60%	04/01/44	136,000	133,714
Energy Transfer LP 6.63% (3 mo. USD LIBOR + 4.155%)(1),(5)	02/15/28	897,000	812,187
Global Partners LP/GLP Finance Corp. 6.88%	01/15/29	340,000	334,302
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%(3)	02/01/26	173,000	176,159
8.38%(3)	02/15/32	200,000	201,650
Rockies Express Pipeline LLC
4.80%(3)	05/15/30	30,000	28,202
6.88%(3)	04/15/40	541,000	535,628
TransMontaigne Partners LP/TLP Finance Corp. 6.13%	02/15/26	362,000	334,850
Venture Global Calcasieu Pass LLC
4.13%(3)	08/15/31	400,000	354,348
6.25%(3)	01/15/30	490,000	489,520
Venture Global LNG, Inc.
9.50%(3)	02/01/29	295,000	313,647
9.88%(3)	02/01/32	160,000	168,315

			3,882,522

Real Estate—0.8%
Blackstone Property Partners Europe Holdings SARL (Luxembourg) 1.00%(4)	05/04/28	100,000	93,545
Cushman & Wakefield U.S. Borrower LLC 8.88%(3)	09/01/31	171,000	179,605
Greystar Real Estate Partners LLC 7.75%(3)	09/01/30	175,000	184,156

			457,306

REIT—4.4%
American Assets Trust LP 3.38%	02/01/31	475,000	393,713
GLP Capital LP/GLP Financing II, Inc.
5.25%	06/01/25	230,000	229,425
5.75%	06/01/28	473,000	476,533
Hudson Pacific Properties LP
3.25%	01/15/30	132,000	105,416
4.65%	04/01/29	45,000	39,802
VICI Properties LP 4.95%	02/15/30	600,000	581,586
VICI Properties LP/VICI Note Co., Inc.
3.88%(3)	02/15/29	24,000	22,085
4.63%(3)	06/15/25	512,000	504,750
5.63%(3)	05/01/24	106,000	105,903

			2,459,213

Retail—2.9%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%(3)	04/01/26	165,000	163,144
5.88%(3)	04/01/29	95,000	92,862
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%(3)	01/15/29	325,000	299,562
FirstCash, Inc. 5.63%(3)	01/01/30	165,000	157,549
LCM Investments Holdings II LLC 8.25%(3)	08/01/31	200,000	204,750
Lithia Motors, Inc. 3.88%(3)	06/01/29	95,000	85,737
Michaels Cos., Inc.
5.25%(3)	05/01/28	480,000	377,485
7.88%(3)	05/01/29	125,000	80,052
Papa John’s International, Inc. 3.88%(3)	09/15/29	194,000	172,402

			1,633,543

Software—0.9%
Open Text Corp. (Canada) 6.90%(3)	12/01/27	85,000	88,188
RingCentral, Inc. 8.50%(3)	08/15/30	165,000	170,259
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%(3)	02/01/29	285,000	254,184

			512,631

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
Telecommunications—4.3%
Altice France SA
5.13%(3)	01/15/29	$200,000	$149,056
5.50%(3)	10/15/29	450,000	332,374
8.13%(3)	02/01/27	250,000	225,000
CommScope, Inc. 4.75%(3)	09/01/29	365,000	245,010
Consolidated Communications, Inc. 6.50%(3)	10/01/28	95,000	81,938
Frontier Communications Holdings LLC
5.00%(3)	05/01/28	192,000	177,404
8.63%(3)	03/15/31	100,000	101,569
Global Switch Finance BV (United Kingdom) 1.38%(4)	10/07/30	115,000	113,307
Level 3 Financing, Inc. 10.50%(3)	05/15/30	184,000	183,310
SES GLOBAL Americas Holdings, Inc. (Luxembourg) 5.30%(3)	03/25/44	559,000	437,575
Zayo Group Holdings, Inc. 4.00%(3)	03/01/27	525,000	399,823

			2,446,366

Total Corporate Bonds (Cost: $48,478,852)			47,034,987

U.S. TREASURY SECURITIES—0.8%
U.S. Treasury Notes
4.00%	02/15/27	235,000	234,963
4.00%	01/31/29	91,000	91,546
4.25%	01/31/26	115,000	115,072
4.50%	11/15/33	15,000	15,666

Total U.S. Treasury Securities (Cost: $455,556)			457,247

Total Fixed Income Securities (Cost: $54,195,298)			52,719,223

CONVERTIBLE SECURITIES (0.1%)

CONVERTIBLE CORPORATE BONDS—0.1%

Commercial Services—0.1% (Cost: $59,168)
Worldline SA (France) 0.00%(4),(6)	07/30/26	61,920	60,579

Total Convertible Corporate Bonds (Cost: $59,168)			60,579

		Shares

COMMON STOCK—0.0%

Electric—0.0%
Homer City Generation LLC—Series A(7),(8)		5,610	—

Total Common Stock (Cost: $327,224)			—

WARRANTS—0.0%

Entertainment—0.0%
Cineworld Group PLC(7),(8)		42,717	—

Total Warrants (Cost: $—)			—

MONEY MARKET INVESTMENTS—2.9%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.30%(9)		1,631,620	1,631,620

Total Money Market Investments (Cost: $1,631,620)			1,631,620

	Maturity Date	Principal Amount

SHORT TERM INVESTMENTS—4.1%

U.S. TREASURY SECURITIES—4.1%
U.S. Treasury Bills
5.31%(10)	05/16/24	$1,500,000	1,477,381
5.35%(10)	05/02/24	65,000	64,406
5.51%(10)	03/14/24	795,000	790,930

Total U.S. Treasury Securities (Cost: $2,332,530)			2,332,717

Total Short Term Investments (Cost: $2,332,530)			2,332,717

Total Investments (100.8%) (Cost: $58,545,840)			56,744,139

Liabilities In Excess Of Other Assets (-0.8%)			(456,475)

Net Assets (100.0%)			$56,287,664

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
24	2-Year U.S. Treasury Note Futures	03/28/24	$4,901,866	$4,935,750	$33,884
35	5-Year U.S. Treasury Note Futures	03/28/24	3,784,774	3,793,672	8,898

			$8,686,640	$8,729,422	$42,782

Short Futures
6	10-Year U.S. Treasury Note Futures	03/19/24	$(684,255)	$(701,250)	$(16,995)
2	Euro SCHWATZ Futures	03/7/24	(230,266)	(230,698)	(432)
7	Euro-Bobl Future	03/7/24	(896,365)	(901,273)	(4,908)
1	Euro-Bund Future	03/7/24	(147,834)	(147,567)	267
4	U.S. Ultra Long Bond Futures	03/19/24	(485,325)	(516,875)	(31,550)

			$(2,444,045)	$(2,497,663)	$(53,618)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (11)
Citibank N.A.	EUR	1,084,000	04/12/24	$1,193,557	$1,181,009	$12,548
Bank of America	EUR	27,000	04/12/24	29,421	29,416	5

				$1,222,978	$1,210,425	$12,553

Notes to the Schedule of Investments:
EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.
EUR	Euro Currency.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2024.
(2)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2024, the value of these securities amounted to $30,705,139 or 54.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2024, the value of these securities amounted to $978,269 or 1.7% of net assets.
(5)	Perpetual maturity.
(6)	Security is not accruing interest.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	Non-income producing security.
(9)	Rate disclosed is the 7-day net yield as of January 31, 2024.
(10)	Rate shown represents yield-to-maturity.
(11)	Fund sells foreign currency, buys U.S. Dollar.

TCW High Yield Bond Fund

Investments by Sector (Unaudited)	January 31, 2024

Sector	Percentage of Net Assets
Corporate Bonds	83.6%
Bank Loans	9.3
U.S. Treasury Securities	4.9
Money Market Investments	2.9
Convertible Corporate Bonds	0.1
Common Stock	0.0 **
Warrants	0.0 **
Other*	(0.8)

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.
**	Amount rounds to less than 0.1%.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2024

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$5,226,989	$—	$5,226,989
Corporate Bonds*	—	47,034,987	—	47,034,987
U.S. Treasury Securities	457,247	—	—	457,247

Total Fixed Income Securities	457,247	52,261,976	—	52,719,223

Convertible Corporate Bonds*	—	60,579	—	60,579
Common Stock*	—	—	—	—
Warrants*	—	—	—	—
Money Market Investments	1,631,620	—	—	1,631,620
Short-Term Investments*	2,332,717	—	—	2,332,717

Total Investments	$4,421,584	$52,322,555	$—	$56,744,139

Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	12,553	—	12,553
Futures Contracts
Interest Rate Risk	43,049	—	—	43,049

Total Investments	$4,464,633	$52,335,108	$—	$56,799,741

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(53,885)	$—	$—	$(53,885)

Total	$(53,885)	$—	$—	$(53,885)

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—109.6% of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—1.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF68, Class A 5.95% (30 day USD SOFR Average + 0.604%)(1)	07/25/26	$38,686	$38,577
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ29, Class A1 0.74%	01/25/26	1,322	1,310
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ31, Class A1 0.57%	05/25/26	2,557	2,548
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ34, Class A1 0.68%	06/25/26	7,088	6,733
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KL05, Class X1HG (I/O) 1.37%(2)	12/25/27	500,000	16,688
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS06, Class X (I/O) 1.17%(2)	08/25/26	544,694	8,754
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS07, Class X (I/O) 0.73%(2)	09/25/25	235,747	2,216
Federal National Mortgage Association-Aces Series 2014-M11, Class 1A 3.18%(2)	08/25/24	12,891	12,687
FRESB Mortgage Trust Series 2015-SB3, Class A3 6.01% (30 day USD SOFR Average + 0.664%)(1)	01/25/43	1,830	1,828
Government National Mortgage Association Series 2008-92, Class E 5.56%(2)	03/16/44	3,823	3,776
Government National Mortgage Association Series 2010-159, Class D 4.56%(2)	09/16/44	5,535	5,424
Government National Mortgage Association Series 2011-165, Class IO (I/O) 0.00%(2)	10/16/51	207,407	2

Total Commercial Mortgage-Backed Securities—Agency (Cost: $138,908)			100,543

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—3.8%
BBCMS Trust Series 2015-SRCH, Class XB (I/O) 0.30%(2),(3)	08/10/35	2,000,000	13,078
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class XB (I/O) 0.30%(2)	07/10/47	3,784,000	3,472
COMM Mortgage Trust Series 2012-CR3, Class XA (I/O) 1.02%(2)	10/15/45	6,094	28
COMM Mortgage Trust Series 2012-CR4, Class XA (I/O) 1.29%(2)	10/15/45	200,220	2
COMM Mortgage Trust Series 2014-CR19, Class XA (I/O) 0.98%(2)	08/10/47	66,684	179
COMM Mortgage Trust Series 2014-CR20, Class A3 3.33%	11/10/47	14,698	14,520
COMM Mortgage Trust Series 2016-DC2, Class XA (I/O) 1.07%(2)	02/10/49	696,164	9,479
FS Rialto Issuer LLC Series 2019-FL1, Class A 6.65% (1 mo. USD Term SOFR + 1.314%)(1),(3)	12/16/36	92,982	93,005
JPMBB Commercial Mortgage Securities Trust Series 2014-C18, Class XA (I/O) 0.63%(2)	02/15/47	439,078	17
MF1 Ltd. Series 2020-FL4, Class A 7.15% (1 mo. USD Term SOFR + 1.814%)(1),(3)	11/15/35	8,017	8,036
SREIT Trust Series 2021-MFP, Class A 6.18% (1 mo. USD Term SOFR + 0.845%)(1),(3)	11/15/38	95,686	94,741
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA (I/O) 0.73%(2)	07/15/58	1,363,718	8,905
Westlake Automobile Receivables Trust Series 2022-2A, Class C 4.85%(3)	09/15/27	50,000	49,555
WFRBS Commercial Mortgage Trust Series 2014-C21, Class XA (I/O) 1.13%(2)	08/15/47	1,335,756	2,128
WFRBS Commercial Mortgage Trust Series 2014-C24, Class A3 3.43%	11/15/47	34,532	34,124

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $449,037)			331,269

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—32.9%
Federal Home Loan Mortgage Corp. REMICS Series 3071, Class TF (PAC) 5.76% (30 day USD SOFR Average + 0.414%)(1)	04/15/35	3,883	3,877
Federal Home Loan Mortgage Corp. REMICS Series 3300, Class FA 5.76% (30 day USD SOFR Average + 0.414%)(1)	08/15/35	14,105	13,887
Federal Home Loan Mortgage Corp. REMICS Series 3318, Class F 5.71% (30 day USD SOFR Average + 0.364%)(1)	05/15/37	17,321	16,955
Federal Home Loan Mortgage Corp. REMICS Series 4231, Class FD 5.81% (30 day USD SOFR Average + 0.464%)(1)	10/15/32	16,742	16,570
Federal Home Loan Mortgage Corp. STRIPS Series 263, Class F5 5.96% (30 day USD SOFR Average + 0.614%)(1)	06/15/42	13,832	13,553
Federal National Mortgage Association, Pool #254548 5.50%	12/01/32	4,300	4,424
Federal National Mortgage Association, Pool #600187 7.00%	07/01/31	10,992	11,178
Federal National Mortgage Association, Pool #995364 6.00%	10/01/38	4,048	4,213
Federal National Mortgage Association, Pool #AL0851 6.00%	10/01/40	2,821	2,969
Federal National Mortgage Association REMICS Series 2003-11, Class FA 6.46% (30 day USD SOFR Average + 1.114%)(1)	09/25/32	5,455	5,523

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—(Continued)
Federal National Mortgage Association REMICS Series 2006-23, Class FP (PAC) 5.76% (30 day USD SOFR Average + 0.414%)(1)	04/25/36	$8,812	$8,655
Federal National Mortgage Association REMICS Series 2007-64, Class FA 5.93% (30 day USD SOFR Average + 0.584%)(1)	07/25/37	11,661	11,597
Federal National Mortgage Association REMICS Series 2008-24, Class PF (PAC) 6.11% (30 day USD SOFR Average + 0.764%)(1)	02/25/38	3,367	3,385
Federal National Mortgage Association REMICS Series 2020-10, Class FA 5.96% (30 day USD SOFR Average + 0.614%)(1)	03/25/50	13,947	13,505
Federal National Mortgage Association REMICS Series 2017-10, Class FA 5.86% (30 day USD SOFR Average + 0.514%)(1)	03/25/47	31,208	30,714
Government National Mortgage Association, Pool #80022 2.75% (1 yr. CMT + 1.500%)(1)	12/20/26	2,808	2,782
Government National Mortgage Association, Pool #80636 3.63% (1 yr. CMT + 1.500%)(1)	09/20/32	2,717	2,680
Government National Mortgage Association, Pool #80757 3.63% (1 yr. CMT + 1.500%)(1)	10/20/33	1,164	1,139
Government National Mortgage Association, Pool #80797 3.63% (1 yr. CMT + 1.500%)(1)	01/20/34	12,878	12,546
Government National Mortgage Association, Pool #80937 3.88% (1 yr. CMT + 1.500%)(1)	06/20/34	5,786	5,783
Government National Mortgage Association REMICS Series 2023-113, Class FD 6.50% (30 day USD SOFR Average + 1.350%)(1)	08/20/53	49,014	49,139
Government National Mortgage Association REMICS Series 2023-116, Class FL 6.50% (30 day USD SOFR Average + 1.150%)(1)	08/20/53	49,331	49,394
Government National Mortgage Association, TBA
4.50%(4)	05/01/53	150,000	146,059
5.00%(4)	05/01/53	125,000	124,188
5.50%(4)	06/01/53	75,000	75,468
Uniform Mortgage-Backed Security, TBA
3.50%(4)	04/01/37	175,000	168,269
4.50%(4)	04/01/53	300,000	289,873
5.50%(4)	04/01/53	50,000	50,150
4.00%(4)	01/01/38	275,000	268,931
4.50%(4)	12/01/37	350,000	347,744
5.00%(4)	02/01/38	525,000	526,559
4.00%(4)	04/01/53	200,000	188,321
5.00%(4)	03/01/53	100,000	98,941
5.00%(4)	03/01/53	150,000	148,059
4.00%(4)	05/01/52	175,000	164,742

Total Residential Mortgage-Backed Securities—Agency (Cost: $2,871,347)			2,881,772

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—7.2%
ABFC Trust Series 2002-WF2, Class A2 6.58% (1 mo. USD Term SOFR + 1.239%)(1)	05/25/32	9,806	9,765
BNC Mortgage Loan Trust Series 2006-2, Class A4 5.77% (1 mo. USD Term SOFR + 0.434%)(1)	11/25/36	20,305	19,485
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR31, Class 6A1 5.25%(2)	11/25/32	6,760	6,548
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R08, Class 1M1 6.84% (30 day USD SOFR Average + 1.500%)(1),(3)	10/25/43	37,613	37,778
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A3C 6.45% (1 mo. USD Term SOFR + 1.114%)(1)	08/25/34	7,008	6,333
JPMorgan Mortgage Acquisition Trust Series 2007-CH4, Class A5 5.69% (1 mo. USD Term SOFR + 0.354%)(1)	05/25/37	28,730	28,476
JPMorgan Mortgage Trust Series 2018-8, Class A3 4.00%(2),(3)	01/25/49	39,125	35,802
Morgan Stanley Capital I, Inc. Trust Series 2006-NC2, Class A2D 6.03% (1 mo. USD Term SOFR + 0.694%)(1)	02/25/36	19,859	19,747
Nationstar Home Equity Loan Trust Series 2007-A, Class M1 5.72% (1 mo. USD Term SOFR + 0.384%)(1)	03/25/37	48,223	47,494
New Century Home Equity Loan Trust Series 2005-1, Class M1 6.13% (1 mo. USD Term SOFR + 0.789%)(1)	03/25/35	24,446	24,643
New Century Home Equity Loan Trust Series 2005-4, Class M3 6.28% (1 mo. USD Term SOFR + 0.939%)(1)	09/25/35	14,998	15,865
NovaStar Mortgage Funding Trust Series 2005-1, Class M5 6.53% (1 mo. USD Term SOFR + 1.194%)(1)	06/25/35	13,551	13,546
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-2, Class M5 6.43% (1 mo. USD Term SOFR + 1.089%)(1)	04/25/35	22,935	22,932
Ownit Mortgage Loan Trust Series 2006-3, Class A2D 5.99% (1 mo. USD Term SOFR + 0.654%)	03/25/37	28,075	26,636

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—(Continued)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WHQ2, Class M4 7.03% (1 mo. USD Term SOFR + 1.689%)(1)	02/25/35	$25,933	$25,245
Preston Ridge Partners Mortgage LLC Series 2021-6, Class A1 1.79%(3)	07/25/26	27,717	27,081
Residential Accredit Loans, Inc. Trust Series 2002-QS16, Class A2 6.00% (1 mo. USD Term SOFR + 0.664%)(1),(5)	10/25/17	20	2
Residential Asset Securities Corporation Trust Series 2005-EMX1, Class M1 6.10% (1 mo. USD Term SOFR + 0.759%)(1)	03/25/35	5,931	5,926
Residential Asset Securities Corporation Trust Series 2006-KS3, Class M1 5.95% (1 mo. USD Term SOFR + 0.444%)(1)	04/25/36	20,808	20,566
Soundview Home Loan Trust Series 2005-OPT1, Class M2 6.13% (1 mo. USD Term SOFR + 0.789%)(1)	06/25/35	11,803	11,527
Structured Asset Investment Loan Trust Series 2005-11, Class A3 6.05% (1 mo. USD Term SOFR + 0.714%)(1)	01/25/36	10,268	9,997
Structured Asset Investment Loan Trust Series 2005-HE3, Class M1 6.17% (1 mo. USD Term SOFR + 0.834%)(1)	09/25/35	27,717	27,210
VOLT XCIV LLC Series 2021-NPL3, Class A1 5.24%(3)	02/27/51	88,105	86,319
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2005-4, Class M3 6.20% (1 mo. USD Term SOFR + 0.864%)(1)	12/25/35	100,000	98,532

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $614,987)			627,455

CORPORATE BONDS—21.5%
Aerospace & Defense—0.4%
BAE Systems Holdings, Inc. (United Kingdom) 3.85%(3)	12/15/25	20,000	19,637
Boeing Co. 1.43%	02/04/24	15,000	15,000

			34,637

Agriculture—0.6%
BAT Capital Corp. (United Kingdom) 3.56%	08/15/27	35,000	33,469
Imperial Brands Finance PLC (United Kingdom) 4.25%(3)	07/21/25	20,000	19,678

			53,147

Banks—11.7%
Bank of America Corp.
1.73% (Secured Overnight Financing Rate + 0.960%)(1)	07/22/27	95,000	87,610
2.55% (Secured Overnight Financing Rate + 1.050%)(1)	02/04/28	45,000	41,906
3.42% (3 mo. USD Term SOFR + 1.302%)(1)	12/20/28	5,000	4,728
Citigroup, Inc.
1.46% (Secured Overnight Financing Rate + 0.770%)(1)	06/09/27	70,000	64,338
3.52% (3 mo. USD Term SOFR + 1.413%)(1)	10/27/28	10,000	9,492
DNB Bank ASA (Norway) 0.86% (1 yr. CMT + 0.330%)(1),(3)	09/30/25	30,000	29,099
Goldman Sachs Group, Inc.
1.95% (Secured Overnight Financing Rate + 0.913%)(1)	10/21/27	50,000	45,991
5.83% (Secured Overnight Financing Rate + 0.486%)(1)	10/21/24	10,000	10,006
HSBC Holdings PLC (United Kingdom)
1.59% (SOFR + 1.290%)(1)	05/24/27	25,000	23,007
2.25% (Secured Overnight Financing Rate + 1.100%)(1)	11/22/27	75,000	69,150
JPMorgan Chase & Co.
0.56% (Secured Overnight Financing Rate + 0.420%)(1)	02/16/25	55,000	54,863
1.04% (3 mo. USD Term SOFR + 0.695%)(1)	02/04/27	75,000	69,273
2.07% (Secured Overnight Financing Rate + 1.015%)(1)	06/01/29	5,000	4,456
Lloyds Banking Group PLC (United Kingdom)
1.63% (1 yr. CMT + 0.850%)(1)	05/11/27	30,000	27,629
3.57% (3 mo. USD LIBOR + 1.205%)(1)	11/07/28	20,000	18,854
Morgan Stanley
0.79% (Secured Overnight Financing Rate + 0.525%)(1)	05/30/25	75,000	73,596
1.51% (SOFR + 0.858%)(1)	07/20/27	20,000	18,360
PNC Financial Services Group, Inc.
5.58% (Secured Overnight Financing Rate + 1.841%)(1)	06/12/29	5,000	5,107
6.62% (Secured Overnight Financing Rate Index + 1.730%)(1)	10/20/27	30,000	31,194
Santander U.K. Group Holdings PLC (United Kingdom) 1.09% (Secured Overnight Financing Rate + 0.787%)	03/15/25	45,000	44,720

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

Banks—(Continued)
U.S. Bancorp
4.65% (Secured Overnight Financing Rate + 1.230%)(1)	02/01/29	$20,000	$19,688
6.79% (Secured Overnight Financing Rate + 1.880%)(1)	10/26/27	45,000	47,112
UBS Group AG (Switzerland)
1.31% (Secured Overnight Financing Rate Index + 0.980%)(1),(3)	02/02/27	65,000	59,800
2.59% (Secured Overnight Financing Rate + 1.560%)(1),(3)	09/11/25	40,000	39,264
3.09% (Secured Overnight Financing Rate + 1.730%)(3)	05/14/32	10,000	8,572
Wells Fargo & Co.
2.16% (3 mo. USD Term SOFR + 1.012%)(1)	02/11/26	80,000	77,312
2.39% (Secured Overnight Financing Rate + 2.100%)(1)	06/02/28	35,000	32,304
5.57% (Secured Overnight Financing Rate + 1.740%)(1)	07/25/29	10,000	10,238

			1,027,669

Biotechnology—0.4%
Amgen, Inc. 5.15%	03/02/28	30,000	30,576

Chemicals—0.4%
International Flavors & Fragrances, Inc.
1.83%(3)	10/15/27	35,000	31,037
3.47%(3)	12/01/50	5,000	3,400

			34,437

Commercial Services—0.3%
Global Payments, Inc. 4.45%	06/01/28	30,000	29,283

Diversified Financial Services—0.2%
American Express Co. 2.25%	03/04/25	20,000	19,382

Electric—1.0%
Alliant Energy Finance LLC 5.95%(3)	03/30/29	25,000	25,991
American Electric Power Co., Inc. 2.03%	03/15/24	30,000	29,863
Metropolitan Edison Co. 4.00%(3)	04/15/25	30,000	29,272

			85,126

Food—0.3%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.13%	02/01/28	30,000	29,767

Health Care-Products—0.3%
Thermo Fisher Scientific, Inc. 1.22%	10/18/24	25,000	24,306

Health Care-Services—0.6%
HCA, Inc.
5.25%	04/15/25	10,000	9,991
5.25%	06/15/26	40,000	40,134

			50,125

Insurance—1.6%
Athene Global Funding 6.06% (Secured Overnight Financing Rate Index + 0.700%)(1),(3)	05/24/24	30,000	30,032
Guardian Life Global Funding 5.74%(3)	10/02/28	35,000	36,762
Metropolitan Life Global Funding I 3.45%(3)	12/18/26	30,000	29,014
Willis North America, Inc. 4.65%	06/15/27	45,000	44,678

			140,486

Miscellaneous Manufacturers—0.1%
General Electric Co. 6.03% (3 mo. USD Term SOFR + 0.642%)(1)	05/05/26	5,000	4,984

Oil & Gas—0.1%
Petroleos Mexicanos 6.70%	02/16/32	13,000	10,618

Packaging & Containers—0.3%
Amcor Flexibles North America, Inc. 4.00%	05/17/25	25,000	24,640

Pharmaceuticals—0.7%
Bayer U.S. Finance II LLC
3.38%(3)	07/15/24	10,000	9,888
4.25%(3)	12/15/25	30,000	29,321
Becton Dickinson & Co. 3.73%	12/15/24	20,000	19,765

			58,974

REIT—2.0%
American Tower Corp. (REIT) 3.60%	01/15/28	35,000	33,378
Extra Space Storage LP
3.88%	12/15/27	15,000	14,458
5.70%	04/01/28	15,000	15,355
GLP Capital LP/GLP Financing II, Inc. 5.75%	06/01/28	35,000	35,261
Healthcare Realty Holdings LP (REIT) 3.63%	01/15/28	15,000	13,873
Kilroy Realty LP 3.45%	12/15/24	40,000	39,263
LXP Industrial Trust 6.75%	11/15/28	5,000	5,226
VICI Properties LP/VICI Note Co., Inc. (REIT) 5.75%(3)	02/01/27	20,000	20,105

			176,919

Savings & Loans—0.5%
Nationwide Building Society (United Kingdom) 2.97% (Secured Overnight Financing Rate + 1.290%)(1),(3)	02/16/28	50,000	46,542

Total Corporate Bonds (Cost: $1,865,660)			1,881,618

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS—1.0%
City & County of Denver Airport System Revenue, Revenue Bond 1.12%	11/15/24	$10,000	$9,702
City of Baltimore, General Obligation Unlimited 5.00%	10/15/25	25,000	25,099
Commonwealth of Massachusetts, Revenue Bond 4.11%	07/15/31	16,486	16,030
New York City Transitional Finance Authority Future Tax Secured Revenue 2.31%	11/01/26	25,000	23,636
New York State Dormitory Authority, Revenue Bond 5.00%	03/15/24	15,000	14,990

Total Municipal Bonds (Cost: $92,307)			89,457

ASSET-BACKED SECURITIES—8.5%
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2 6.59% (3 mo. USD Term SOFR + 1.272%)(1),(3)	04/30/31	31,870	31,910
Apidos CLO XXII Ltd. Series 2015-22A, Class A1R 6.64% (3 mo. USD Term SOFR + 1.322%)(1),(3)	04/20/31	40,572	40,678
Carvana Auto Receivables Trust Series 2022-P3, Class A3 4.61%	11/10/27	50,000	49,528
Dryden 58 CLO Ltd. Series 2018-58A, Class A1 6.58% (3 mo. USD Term SOFR + 1.262%)(1),(3)	07/17/31	43,126	43,174
Exeter Automobile Receivables Trust Series 2021-1A, Class D 1.08%	11/16/26	38,176	37,050
Flatiron CLO 17 Ltd. Series 2017-1A, Class AR 6.62% (3 mo. USD Term SOFR + 1.242%)(1),(3)	05/15/30	14,320	14,327
LCM XXIV Ltd. Series 24A, Class AR 6.56% (3 mo. USD Term SOFR + 1.242%)(1),(3)	03/20/30	17,397	17,419
Madison Park Funding XVII Ltd. Series 2015-17A, Class AR2 6.58% (3 mo. USD Term SOFR + 1.262%)(1),(3)	07/21/30	28,565	28,600
Magnetite XVIII Ltd. Series 2016-18A, Class AR2 6.52% (3 mo. USD Term SOFR + 1.142%)(1),(3)	11/15/28	51,521	51,523
Navient Private Education Refi Loan Trust Series 2020-BA, Class A2 2.12%(3)	01/15/69	98,213	90,930
Navient Private Education Refi Loan Trust Series 2021-BA, Class A 0.94%(3)	07/15/69	52,484	46,047
Navient Private Education Refi Loan Trust Series 2021-CA, Class A 1.06%(3)	10/15/69	58,601	51,432
Octagon Investment Partners 35 Ltd. Series 2018-1A, Class A1A 6.64% (3 mo. USD Term SOFR + 1.322%)(1),(3)	01/20/31	39,832	39,870
Palmer Square CLO Ltd. Series 2018-1A, Class A1 6.59% (3 mo. USD Term SOFR + 1.292%)(1),(3)	04/18/31	28,961	28,988
Rockford Tower CLO Ltd. Series 2018-2A, Class A 6.74% (3 mo. USD Term SOFR + 1.422%)(1),(3)	10/20/31	42,272	42,314
Santander Drive Auto Receivables Trust Series 2022-2, Class C 3.76%	07/16/29	45,000	43,764
SoFi Professional Loan Program LLC Series 2017-F, Class A2FX 2.84%(3)	01/25/41	37,170	36,185
SoFi Professional Loan Program LLC Series 2019-A, Class A2FX 3.69%(3)	06/15/48	38,596	37,489
U.S. Small Business Administration Series 2005-20B, Class 1 4.63%	02/01/25	9,624	9,542

Total Asset-backed Securities (Cost: $748,483)			740,770

U.S. GOVERNMENT AGENCY OBLIGATIONS—3.3%
Federal Home Loan Banks
5.30%	05/22/24	70,000	69,988
5.37%	05/21/24	100,000	99,903
U.S. International Development Finance Corp. 1.49%	08/15/31	134,054	120,803

Total U.S. Government Agency Obligations (Cost: $304,686)			290,694

U.S. TREASURY SECURITIES—30.3%
U.S. Treasury Notes
4.00%	02/15/27	459,000	458,928
4.00%	01/31/29	6,000	6,036
4.25%	01/31/26	2,186,000	2,187,366

Total U.S. Treasury Securities (Cost: $2,646,144)			2,652,330

Total Fixed Income Securities (Cost: $9,731,559)			9,595,908

CONVERTIBLE SECURITIES (0.1%)
CONVERTIBLE CORPORATE BONDS—0.1% (Cost: $4,825)
Commercial Services—0.1%
Worldline SA (France) 0.00%(6),(7)	07/30/25	4,778	5,717

Total Convertible Securities (Cost: $4,825)			5,717

		Shares
MONEY MARKET INVESTMENTS—5.8%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.30%(8)		511,306	511,306

Total Money Market Investments (Cost: $511,306)			511,306

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS—17.6%
U.S. Treasury Securities—13.0%
U.S. Treasury Bills
5.49%(9)	03/14/24	$97,000	96,802
5.37%(9)	05/02/24	300,000	297,256
5.40%(9)	05/02/24	250,000	247,467

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
5.28%(9)	06/04/24	$500,000	$494,618

Total U.S. Treasury Securities (Cost: $1,135,966)			1,136,143

U.S. Government Agency Obligations—4.6% (Cost: $398,486)
Federal Home Loan Bank Discount Notes 5.14%(9)	02/27/24	400,000	398,501

Total Short Term Investments (Cost: $1,534,452)			1,534,644

Total Investments (133.1%) (Cost: $11,782,142)			11,647,575

Liabilities In Excess Of Other Assets (-33.1%)			(2,899,233)

Net Assets (100.0%)			$8,748,342

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (10)
Bank of America	EUR	4,400	04/12/24	$4,841	$4,794	$47

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
9	2-Year U.S. Treasury Note Futures	03/28/24	$1,835,178	$1,850,906	$15,728

Short Futures
5	10-Year U.S. Treasury Note Futures	03/19/24	$(564,468)	$(584,375)	$(19,907)
12	5-Year U.S. Treasury Note Futures	03/28/24	(1,276,481)	(1,300,687)	(24,206)

			$(1,840,949)	$(1,885,062)	$(44,113)

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
EUR	Euro Currency.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2024.
(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2024, the value of these securities amounted to $1,513,695 or 17.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not known as of January 31, 2024.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2024, the value of these securities amounted to $5,717 or 0.1% of net assets.
(7)	Security is not accruing interest.
(8)	Rate disclosed is the 7-day net yield as of January 31, 2024.
(9)	Rate shown represents yield-to-maturity.
(10)	Fund sells foreign currency, buys U.S. Dollar.

TCW Short Term Bond Fund

Investments by Sector (Unaudited)	January 31, 2024

Sector	Percentage of Net Assets
U.S. Treasury Securities	43.3%
Residential Mortgage-Backed Securities—Agency	32.9
Corporate Bonds	21.5
Asset-Backed Securities	8.5
U.S. Government Agency Obligations	7.9
Residential Mortgage-Backed Securities—Non-Agency	7.2
Money Market Investments	5.8
Commercial Mortgage-Backed Securities—Non-Agency	3.8
Commercial Mortgage-Backed Securities—Agency	1.1
Municipal Bonds	1.0
Convertible Corporate Bonds	0.1
Other*	(33.1)

Total	100.0%

*	Includes futures, pending trades, interest receivable and accrued expenses payable.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2024

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities—Agency	$—	$100,543	$—	$100,543
Commercial Mortgage-Backed Securities—Non-Agency	—	331,269	—	331,269
Residential Mortgage-Backed Securities—Agency	—	2,881,772	—	2,881,772
Residential Mortgage-Backed Securities—Non-Agency	—	627,455	—	627,455
Corporate Bonds*	—	1,881,618	—	1,881,618
Municipal Bonds	—	89,457	—	89,457
Asset-Backed Securities	—	740,770	—	740,770
U.S. Government Agency Obligations	—	290,694	—	290,694
U.S. Treasury Securities	2,652,330	—	—	2,652,330

Total Fixed Income Securities	2,652,330	6,943,578	—	9,595,908

Convertible Corporate Bonds*	—	5,717	—	5,717
Money Market Investments	511,306	—	—	511,306
Short-Term Investments	1,136,143	398,501	—	1,534,644

Total Investments	$4,299,779	$7,347,796	$—	$11,647,575

Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	47	—	47
Futures Contracts
Interest Rate Risk	15,728	—	—	15,728

Total Investments	$4,315,507	$7,347,843	$—	$11,663,350

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(44,113)	$—	$—	$(44,113)

Total	$(44,113)	$—	$—	$(44,113)

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES—123.0% of Net Assets
ASSET-BACKED SECURITIES—9.9%
AGL CLO 13 Ltd. Series 2021-13A, Class B 7.23% (3 mo. USD Term SOFR + 1.912%)(1),(2)	10/20/34	$9,000,000	$9,006,489
AMSR Trust Series 2020-SFR2, Class E2 4.28%(1)	07/17/37	7,713,000	7,448,901
AMSR Trust Series 2020-SFR3, Class F 3.55%(1)	09/17/37	2,682,000	2,542,369
AMSR Trust Series 2020-SFR3, Class G 4.99%(1)	09/17/37	11,402,000	10,977,336
Apidos CLO XXXVII Ltd. Series 2021-37A, Class B 7.18% (3 mo. USD Term SOFR + 1.862%)(1),(2)	10/22/34	13,795,000	13,780,736
Carvana Auto Receivables Trust Series 2021-N3, Class R 0.00%(1),(3)	06/12/28	25,650	2,912,172
Carvana Auto Receivables Trust Series 2023-P1, Class R 0.00%(1),(3)	03/11/30	2,950	436,671
CIFC Funding Ltd. Series 2022-2A, Class INCB 0.00%(1),(3),(4)	04/19/35	3,300,000	2,569,558
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2 3.30%(1)	12/26/51	4,000,000	3,645,080
CoreVest American Finance Ltd. Series 2020-1, Class XA (I/O) 2.71%(1),(4)	03/15/50	29,257,034	1,220,282
CoreVest American Finance Ltd. Series 2020-1, Class XB (I/O) 2.22%(1),(4)	03/15/50	38,948,500	3,196,262
CoreVest American Finance Ltd. Series 2020-4, Class XA (I/O) 3.97%(1),(4)	12/15/52	42,311,132	2,357,669
CoreVest American Finance Ltd. Series 2020-4, Class XB (I/O) 2.93%(1),(4)	12/15/52	27,500,000	1,906,839
CoreVest American Finance Ltd. Series 2021-1, Class XA (I/O) 3.06%(1),(4)	04/15/53	58,346,334	2,957,873
FirstKey Homes Trust Series 2021-SFR3, Class E1 2.99%(1)	12/17/38	5,500,000	5,007,725
FirstKey Homes Trust Series 2022-SFR3, Class E1 3.50%(1)	07/17/38	8,950,000	8,232,040
Flexential Issuer Series 2021-1A, Class A2 3.25%(1)	11/27/51	7,580,000	6,880,696
GCI Funding I LLC Series 2021-1, Class A 2.38%(1)	06/18/46	21,421,773	18,944,398
Global SC Finance II SRL Series 2014-1A, Class A2 3.09%(1)	07/17/29	816,068	804,250
HOA Funding LLC Series 2021-1A, Class A2 4.72%(1)	08/20/51	6,187,575	4,795,060
HPS Loan Management Ltd. Series 10A-16, Class A2RR 7.23% (3 mo. USD Term SOFR + 1.912%)(1),(2)	04/20/34	20,000,000	19,953,480
JGWPT XXX LLC Series 2013-3A, Class A 4.08%(1)	01/17/73	4,920,126	4,647,735
Madison Park Funding XXXVIII Ltd. Series 2021-38A, Class B 7.23% (3 mo. USD Term SOFR + 1.912%)(1),(2)	07/17/34	10,000,000	10,005,660
New Residential Mortgage Loan Trust Series 2022-SFR2, Class E1 4.00%(1)	09/04/39	5,750,000	5,113,727
OHA Credit Funding 3 Ltd. Series 2019-3A, Class BR 7.23% (3 mo. USD Term SOFR + 1.912%)(1),(2)	07/02/35	13,000,000	13,014,053
OHA Credit Funding 9 Ltd. Series 2021-9A, Class B 7.27% (3 mo. USD Term SOFR + 1.962%)(1),(2)	07/19/35	17,500,000	17,521,035
Progress Residential Trust Series 2019-SFR3, Class E 3.37%(1)	09/17/36	8,681,000	8,656,585
Progress Residential Trust Series 2020-SFR2, Class F 6.15%(1)	06/17/37	9,332,000	9,234,306
Progress Residential Trust Series 2020-SFR3, Class F 2.80%(1)	10/17/27	3,299,000	3,091,068
Progress Residential Trust Series 2021-SFR1, Class H 5.00%(1)	04/17/38	4,890,000	4,417,304
Progress Residential Trust Series 2021-SFR11, Class F 4.42%(1)	01/17/39	2,874,000	2,485,681
Progress Residential Trust Series 2021-SFR2, Class G 4.25%(1)	04/19/38	8,369,000	7,669,062
Progress Residential Trust Series 2021-SFR3, Class G 4.25%(1)	05/17/26	3,400,000	3,096,171
Progress Residential Trust Series 2021-SFR7, Class F 3.83%(1)	08/17/40	8,970,000	7,555,878
Stack Infrastructure Issuer LLC Series 2023-2A, Class A2 5.90%(1)	07/25/48	5,400,000	5,370,979
Vantage Data Centers Issuer LLC Series 2020-1A, Class A2 1.65%(1)	09/15/45	8,800,000	8,184,286

Total Asset-backed Securities (Cost: $266,313,532)			239,639,416

COMMERCIAL MORTGAGE-BACKED SECURITIES—AGENCY—0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K038, Class X3 (I/O) 2.55%(4)	06/25/42	78,039,937	279,157
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K040, Class X3 (I/O) 2.09%(4)	11/25/42	77,991,835	923,038
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K042, Class X3 (I/O) 1.66%(4)	01/25/43	76,625,000	918,170
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K045, Class X3 (I/O) 1.55%(4)	04/25/43	126,630,757	1,865,917
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K046, Class X3 (I/O) 1.56%(4)	04/25/43	94,964,072	1,586,161

Total Commercial Mortgage-Backed Securities—Agency (Cost: $35,285,763)			5,572,443

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—9.6%
1345 Avenue of the Americas & Park Avenue Plaza Trust Series 2005-1, Class A3 5.28%(1)	08/10/35	9,834,081	9,481,743
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class AS 7.15% (1 mo. USD Term SOFR + 1.814%)(1),(2)	11/15/36	11,800,000	11,667,491
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F 3.72%(1),(4)	04/14/33	4,500,000	4,164,782
BBCMS Mortgage Trust Series 2024-C24, Class AS 5.87%(5)	02/15/57	4,500,000	4,701,578

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
BDS Ltd. Series 2020-FL5, Class A 6.60% (1 mo. USD Term SOFR + 1.264%)(1),(2)	02/16/37	$435,215	$435,190
Benchmark Mortgage Trust Series 2019-B14, Class 225C 3.40%(1),(4)	12/15/62	8,734,000	491,854
Benchmark Mortgage Trust Series 2019-B14, Class 225D 3.40%(1),(4)	12/15/62	20,303,000	373,068
BMO Mortgage Trust Series 2024-5C3, Class AS 6.29%(4),(5)	02/15/57	4,540,000	4,729,262
BPR Trust Series 2021-WILL, Class A 7.20% (1 mo. USD Term SOFR + 1.864%)(1),(2)	06/15/38	4,601,456	4,445,292
BX Commercial Mortgage Trust Series 2020-VIV4, Class A 2.84%(1)	03/09/44	15,285,000	13,325,153
BX Trust Series 2019-OC11, Class A 3.20%(1)	12/09/41	8,000,000	7,197,256
BX Trust Series 2019-OC11, Class B 3.61%(1)	12/09/41	1,196,000	1,079,970
BX Trust Series 2019-OC11, Class C 3.86%(1)	12/09/41	1,080,000	973,989
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D 7.38% (1 mo. USD Term SOFR + 1.797%)(1),(2)	12/15/37	14,425,000	14,402,402
CAMB Commercial Mortgage Trust Series 2021-CX2, Class C 2.86%(1),(4)	11/10/46	5,000,000	3,957,008
COMM Mortgage Trust Series 2020-CX, Class B 2.45%(1)	11/10/46	6,000,000	4,902,193
CSMC Trust Series 2021-BPNY, Class A 9.16% (1 mo. USD Term SOFR + 3.829%)(1),(2)	08/15/26	18,864,000	16,857,921
DBGS Mortgage Trust Series 2018-BIOD, Class E 7.33% (1 mo. USD Term SOFR + 1.996%)(1),(2)	05/15/35	9,137,627	9,031,414
DOLP Trust Series 2021-NYC, Class A 2.96%(1)	05/10/41	14,175,000	12,121,387
European Loan Conduit No. 36 DAC Series 36A, Class E 7.34% (3 mo. EUR EURIBOR + 3.350%)(1),(2)	02/17/30	8,987,329	9,584,012
Grace Trust Series 2020-GRCE, Class A 2.35%(1)	12/10/40	13,360,000	11,042,804
Houston Galleria Mall Trust Series 2015-HGLR, Class D 3.98%(1)	03/05/37	9,500,000	8,871,825
Hudson Yards Mortgage Trust Series 2019-55HY, Class A 3.04%(1),(4)	12/10/41	1,750,000	1,545,651
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A 3.40%(1)	06/05/39	6,865,000	6,238,559
Life Mortgage Trust Series 2021-BMR, Class G 8.40% (1 mo. USD Term SOFR + 3.064%)(1),(2)	03/15/38	7,863,761	7,564,292
MKT Mortgage Trust Series 2020-525M, Class C 3.04%(1),(4)	02/12/40	4,900,000	3,180,498
MKT Mortgage Trust Series 2020-525M, Class D 3.04%(1),(4)	02/12/40	7,500,000	4,134,992
Morgan Stanley Capital I Trust Series 2020-CNP, Class A 2.51%(1),(4)	04/05/42	18,000,000	14,296,464
One Bryant Park Trust Series 2019-OBP, Class A 2.52%(1)	09/15/54	6,870,000	5,931,308
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2A 3.66%(1),(4)	01/05/43	18,047,000	13,298,693
SLG Office Trust Series 2021-OVA, Class E 2.85%(1)	07/15/41	4,800,000	3,667,076
SLG Office Trust Series 2021-OVA, Class G 2.85%(1)	07/15/41	16,460,000	10,943,125
Taurus U.K. DAC Series 2021-UK4X, Class A 6.17% (Sterling Overnight Index Average + 0.950%)(2),(6)	08/17/31	3,825,414	4,847,976
Taurus U.K. DAC Series 2021-UK4X, Class C 6.97% (Sterling Overnight Index Average + 1.750%)(2),(6)	08/17/31	1,306,239	1,650,038
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class XB 0.68%(4)	11/15/49	106,409,000	1,476,606

Total Commercial Mortgage-Backed Securities—Non-Agency (Cost: $282,201,148)			232,612,872

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY—65.8%
Federal Home Loan Mortgage Corp. 4.50%(5)	04/01/53	9,482,083	9,163,915
Federal Home Loan Mortgage Corp., Pool #A91162 5.00%	02/01/40	8,900,278	9,025,495
Federal Home Loan Mortgage Corp., Pool #A92195 5.00%	05/01/40	2,332,096	2,357,352
Federal Home Loan Mortgage Corp., Pool #G01959 5.00%	12/01/35	43,543	44,012
Federal Home Loan Mortgage Corp., Pool #G06173 4.00%	11/01/40	10,407,638	10,037,544
Federal Home Loan Mortgage Corp., Pool #G07556 4.00%	11/01/43	3,303,535	3,196,033
Federal Home Loan Mortgage Corp., Pool #G07786 4.00%	08/01/44	10,978,125	10,635,219
Federal Home Loan Mortgage Corp., Pool #G08710 3.00%	06/01/46	923,278	828,128
Federal Home Loan Mortgage Corp., Pool #G08833 5.00%	07/01/48	2,057,444	2,067,212
Federal Home Loan Mortgage Corp., Pool #G08840 5.00%	08/01/48	355,700	358,258
Federal Home Loan Mortgage Corp., Pool #G08843 4.50%	10/01/48	3,043,098	3,000,389
Federal Home Loan Mortgage Corp., Pool #G08848 4.50%	11/01/48	1,431,841	1,409,456
Federal Home Loan Mortgage Corp., Pool #G08849 5.00%	11/01/48	2,463,358	2,472,766
Federal Home Loan Mortgage Corp., Pool #G16085 2.50%	02/01/32	2,442,040	2,310,417
Federal Home Loan Mortgage Corp., Pool #G16598 2.50%	12/01/31	2,249,351	2,124,299
Federal Home Loan Mortgage Corp., Pool #G30450 6.00%	01/01/29	378,449	384,235
Federal Home Loan Mortgage Corp., Pool #G30452 6.00%	10/01/28	333,100	338,183
Federal Home Loan Mortgage Corp., Pool #G30454 5.00%	05/01/29	420,082	418,158
Federal Home Loan Mortgage Corp., Pool #G60238 3.50%	10/01/45	3,099,587	2,892,506
Federal Home Loan Mortgage Corp., Pool #G60440 3.50%	03/01/46	22,021,721	20,550,537

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal Home Loan Mortgage Corp., Pool #G67707 3.50%	01/01/48	$12,076,667	$11,257,367
Federal Home Loan Mortgage Corp., Pool #G67709 3.50%	03/01/48	6,790,984	6,339,984
Federal Home Loan Mortgage Corp., Pool #G67717 4.00%	11/01/48	25,364,943	24,461,686
Federal Home Loan Mortgage Corp., Pool #N70081 5.50%	07/01/38	1,360,125	1,350,037
Federal Home Loan Mortgage Corp., Pool #P51350 5.00%	03/01/36	1,213,990	1,233,909
Federal Home Loan Mortgage Corp., Pool #QE0312 2.00%	04/01/52	11,511,499	9,276,177
Federal Home Loan Mortgage Corp., Pool #QG0601 4.50%	04/01/53	19,454,133	18,819,965
Federal Home Loan Mortgage Corp., Pool #SD7513 3.50%	04/01/50	13,385,609	12,418,063
Federal Home Loan Mortgage Corp., Pool #SD8147 2.50%	05/01/51	14,481,930	12,244,340
Federal Home Loan Mortgage Corp., Pool #SD8194 2.50%	02/01/52	2,658,159	2,242,042
Federal Home Loan Mortgage Corp., Pool #SD8199 2.00%	03/01/52	7,305,299	5,886,744
Federal Home Loan Mortgage Corp., Pool #ZT1491 3.50%	11/01/48	7,450,260	6,940,047
Federal Home Loan Mortgage Corp. Reference REMICS Series R002, Class ZA 5.50%	06/15/35	1,767,831	1,812,948
Federal Home Loan Mortgage Corp. REMICS Series 1829, Class ZB 6.50%	03/15/26	625	630
Federal Home Loan Mortgage Corp. REMICS Series 2367, Class ZK 6.00%	10/15/31	37,728	38,675
Federal Home Loan Mortgage Corp. REMICS Series 2514, Class PZ (PAC) 5.50%	10/15/32	794,422	814,567
Federal Home Loan Mortgage Corp. REMICS Series 2571, Class PZ (PAC) 5.50%	02/15/33	1,851,410	1,884,692
Federal Home Loan Mortgage Corp. REMICS Series 2647, Class OV (P/O) 0.00%(7)	07/15/33	442,188	346,838
Federal Home Loan Mortgage Corp. REMICS Series 2662, Class MT (TAC) 4.50%	08/15/33	419,022	414,285
Federal Home Loan Mortgage Corp. REMICS Series 3045, Class HZ 4.50%	10/15/35	433,569	409,075
Federal Home Loan Mortgage Corp. REMICS Series 3063, Class YG (PAC) 5.50%	11/15/35	8,209,024	8,405,004
Federal Home Loan Mortgage Corp. REMICS Series 3114, Class KZ 5.00%	02/15/36	6,272,825	6,334,626
Federal Home Loan Mortgage Corp. REMICS Series 3146, Class GE 5.50%	04/15/26	558,000	558,286
Federal Home Loan Mortgage Corp. REMICS Series 3149, Class OD (P/O) (PAC) 0.00%(7)	05/15/36	2,092,308	1,718,093
Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F) 0.95% (-30 day USD SOFR Average + 6.296%)(2)	05/15/37	281,724	22,217
Federal Home Loan Mortgage Corp. REMICS Series 3376, Class SX (I/O) (I/F) 0.58% (-30 day USD SOFR Average + 5.926%)(2)	10/15/37	1,272,388	80,039
Federal Home Loan Mortgage Corp. REMICS Series 3410, Class IS (I/O) (I/F) 0.81% (-30 day USD SOFR Average + 6.156%)(2)	02/15/38	1,631,527	111,249
Federal Home Loan Mortgage Corp. REMICS Series 3424, Class BI (I/O) (I/F) 1.34% (-30 day USD SOFR Average + 6.686%)(2)	04/15/38	2,000,827	224,737
Federal Home Loan Mortgage Corp. REMICS Series 3519, Class SH (I/O) (I/F) 0.04% (-30 day USD SOFR Average + 5.386%)(2)	07/15/37	139,217	10,106
Federal Home Loan Mortgage Corp. REMICS Series 3531, Class SC (I/O) (I/F) 0.84% (-30 day USD SOFR Average + 6.186%)(2)	05/15/39	2,613,727	73,103
Federal Home Loan Mortgage Corp. REMICS Series 3541, Class SA (I/O) (I/F) 1.29% (-30 day USD SOFR Average + 6.636%)(2)	06/15/39	990,838	108,592
Federal Home Loan Mortgage Corp. REMICS Series 3550, Class GS (I/O) (I/F) 1.29% (-30 day USD SOFR Average + 6.636%)(2)	07/15/39	2,337,773	253,191
Federal Home Loan Mortgage Corp. REMICS Series 3551, Class VZ 5.50%	12/15/32	915,314	933,787
Federal Home Loan Mortgage Corp. REMICS Series 3557, Class KB 4.50%	07/15/29	1,439,457	1,425,678
Federal Home Loan Mortgage Corp. REMICS Series 3557, Class NB 4.50%	07/15/29	3,314,232	3,301,063
Federal Home Loan Mortgage Corp. REMICS Series 3558, Class KB 4.00%	08/15/29	1,526,269	1,507,063
Federal Home Loan Mortgage Corp. REMICS Series 3565, Class XB 4.00%	08/15/24	257,672	256,058
Federal Home Loan Mortgage Corp. REMICS Series 3575, Class D 4.50%	03/15/37	190,869	188,707
Federal Home Loan Mortgage Corp. REMICS Series 3788, Class SB (I/O) (I/F) 1.02% (-30 day USD SOFR Average + 6.366%)(2)	01/15/41	3,412,076	408,457
Federal Home Loan Mortgage Corp. REMICS Series 3885, Class PO (P/O) (PAC) 0.00%(7)	11/15/33	728,711	618,235
Federal Home Loan Mortgage Corp. REMICS Series 3930, Class KE (PAC) 4.00%	09/15/41	9,377,571	9,019,113

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F) 1.15% (-30 day USD SOFR Average + 6.496%)(2)	04/15/42	$1,250,360	$132,388
Federal Home Loan Mortgage Corp. REMICS Series 4604, Class PB (PAC) 3.00%	01/15/46	2,186,101	1,994,085
Federal Home Loan Mortgage Corp. REMICS Series 4648, Class FA 5.96% (30 day USD SOFR Average + 0.614%)(2)	01/15/47	5,760,680	5,611,757
Federal Home Loan Mortgage Corp. REMICS Series 4846, Class PA 4.00%	06/15/47	442,711	436,770
Federal Home Loan Mortgage Corp. REMICS Series 4896, Class DA 3.00%	01/15/49	1,082,929	983,219
Federal Home Loan Mortgage Corp. REMICS Series 5210, Class LB 3.00%	08/25/50	16,601,979	13,069,363
Federal Home Loan Mortgage Corp. STRIPS Series 277, Class 30 3.00%	09/15/42	8,489,280	7,745,327
Federal National Mortgage Association, Pool #257536 5.00%	01/01/29	361,913	361,306
Federal National Mortgage Association, Pool #310033 6.00%	07/01/47	364,140	379,672
Federal National Mortgage Association, Pool #555424 5.50%	05/01/33	1,132,951	1,160,826
Federal National Mortgage Association, Pool #661856 5.87% (1-year RFUCC + 1.623%)(2)	10/01/32	16,852	16,801
Federal National Mortgage Association, Pool #671133 4.66% (6-month RFUCC + 1.413%)(2)	02/01/33	52,372	52,620
Federal National Mortgage Association, Pool #687847 4.18% (1-year RFUCC + 1.558%)(2)	02/01/33	9,124	9,104
Federal National Mortgage Association, Pool #692104 4.79% (6-month RFUCC + 1.413%)(2)	02/01/33	287,666	289,735
Federal National Mortgage Association, Pool #699866 4.60% (1-year RFUCC + 1.534%)(2)	04/01/33	89,326	88,804
Federal National Mortgage Association, Pool #704454 5.06% (1-year RFUCC + 1.679%)(2)	05/01/33	14,870	14,893
Federal National Mortgage Association, Pool #728824 5.87% (1-year RFUCC + 1.620%)(2)	07/01/33	41,552	41,005
Federal National Mortgage Association, Pool #734384 5.50%	07/01/33	140,756	141,478
Federal National Mortgage Association, Pool #888593 7.00%	06/01/37	133,942	143,310
Federal National Mortgage Association, Pool #934103 5.00%	07/01/38	124,677	122,290
Federal National Mortgage Association, Pool #979563 5.00%	04/01/28	159,953	158,737
Federal National Mortgage Association, Pool #995573 6.00%	01/01/49	942,639	960,587
Federal National Mortgage Association, Pool #995953 6.00%	11/01/28	896,265	908,898
Federal National Mortgage Association, Pool #995954 6.00%	03/01/29	515,876	523,173
Federal National Mortgage Association, Pool #AA3303 5.50%	06/01/38	1,535,446	1,584,510
Federal National Mortgage Association, Pool #AB6210 3.00%	09/01/42	17,350,218	15,800,564
Federal National Mortgage Association, Pool #AE0588 6.00%	08/01/37	2,585,060	2,682,043
Federal National Mortgage Association, Pool #AL0851 6.00%	10/01/40	1,778,633	1,871,987
Federal National Mortgage Association, Pool #AL1594 6.00%	07/01/40	1,447,710	1,523,694
Federal National Mortgage Association, Pool #AL9106 4.50%	02/01/46	6,895,286	6,817,784
Federal National Mortgage Association, Pool #AS7241 3.50%	05/01/46	5,774,792	5,391,952
Federal National Mortgage Association, Pool #AS9454 4.00%	04/01/47	696,967	667,484
Federal National Mortgage Association, Pool #BM5979 3.50%	09/01/45	5,727,903	5,375,099
Federal National Mortgage Association, Pool #BN4316 4.00%	01/01/49	117,678	113,595
Federal National Mortgage Association, Pool #BN6264 4.00%	04/01/49	2,205,471	2,124,749
Federal National Mortgage Association, Pool #BQ6913 2.00%	12/01/51	20,516,955	16,604,880
Federal National Mortgage Association, Pool #BQ7056 2.00%	01/01/52	43,892,747	35,482,337
Federal National Mortgage Association, Pool #BU7102 2.50%	12/01/51	10,837,338	9,144,312
Federal National Mortgage Association, Pool #BV4119 2.50%	03/01/52	15,483,315	13,026,031
Federal National Mortgage Association, Pool #BV7761 2.50%	03/01/52	13,155,989	11,113,674
Federal National Mortgage Association, Pool #BV8459 3.00%	04/01/52	18,380,598	16,106,663
Federal National Mortgage Association, Pool #BV8463 2.50%	04/01/52	24,379,533	20,510,372
Federal National Mortgage Association, Pool #BV8464 3.00%	04/01/52	18,800,401	16,474,530
Federal National Mortgage Association, Pool #BV8515 3.00%	05/01/52	27,291,039	23,912,640
Federal National Mortgage Association, Pool #BW1194 4.00%	09/01/52	1,537,348	1,446,804
Federal National Mortgage Association, Pool #BW9886 4.50%	10/01/52	18,336,412	17,714,149
Federal National Mortgage Association, Pool #CA1540 4.00%	04/01/48	10,959,211	10,556,260
Federal National Mortgage Association, Pool #CA1710 4.50%	05/01/48	4,999,310	4,907,631
Federal National Mortgage Association, Pool #CA1711 4.50%	05/01/48	4,627,080	4,542,227
Federal National Mortgage Association, Pool #CA2208 4.50%	08/01/48	4,783,210	4,695,494
Federal National Mortgage Association, Pool #CB0610 2.50%	05/01/51	16,147,302	13,735,497
Federal National Mortgage Association, Pool #CB2852 2.00%	11/01/51	18,071,300	14,608,608
Federal National Mortgage Association, Pool #CB3151 2.00%	03/01/52	41,410,025	33,474,834
Federal National Mortgage Association, Pool #FM2342 3.50%	12/01/46	3,450,990	3,241,035
Federal National Mortgage Association, Pool #FM9515 2.50%	11/01/51	20,050,090	16,885,508
Federal National Mortgage Association, Pool #FS0139 2.50%	01/01/52	26,888,366	22,837,520
Federal National Mortgage Association, Pool #FS1598 2.00%(5)	04/01/52	15,328,673	12,352,126

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal National Mortgage Association, Pool #MA1561 3.00%	09/01/33	$14,791,061	$14,079,390
Federal National Mortgage Association, Pool #MA1584 3.50%	09/01/33	9,469,977	9,170,654
Federal National Mortgage Association, Pool #MA2995 4.00%	05/01/47	2,958,894	2,837,155
Federal National Mortgage Association, Pool #MA4152 2.00%	10/01/40	10,445,435	8,930,322
Federal National Mortgage Association, Pool #MA4579 3.00%	04/01/52	34,144,283	29,956,644
Federal National Mortgage Association Benchmark REMICS Series 2007-B2, Class ZA 5.50%	06/25/37	4,552,295	4,605,388
Federal National Mortgage Association REMICS Series 1995-21, Class C (P/O) 0.00%(7)	05/25/24	2,858	2,840
Federal National Mortgage Association REMICS Series 2001-40, Class Z 6.00%	08/25/31	43,008	43,280
Federal National Mortgage Association REMICS Series 2003-117, Class TG (PAC) 4.75%	08/25/33	70,635	70,185
Federal National Mortgage Association REMICS Series 2004-52, Class SW (I/O) (I/F) 1.64% (-30 day USD SOFR Average + 6.986%)(2)	07/25/34	263,289	7,535
Federal National Mortgage Association REMICS Series 2004-65, Class LT 4.50%	08/25/24	17,545	17,423
Federal National Mortgage Association REMICS Series 2004-68, Class LC 5.00%	09/25/29	505,100	506,655
Federal National Mortgage Association REMICS Series 2005-74, Class CP (I/F) (PAC) 4.73% (-30 day USD SOFR Average + 24.330%)(2)	05/25/35	24,708	24,570
Federal National Mortgage Association REMICS Series 2007-103, Class AI (I/O) (I/F) 1.04% (-30 day USD SOFR Average + 6.386%)(2)	03/25/37	2,311,489	166,525
Federal National Mortgage Association REMICS Series 2007-20, Class SI (I/O) (I/F) 0.99% (-30 day USD SOFR Average + 6.336%)(2)	03/25/37	511,180	37,051
Federal National Mortgage Association REMICS Series 2007-21, Class SE (I/O) (I/F) 0.98% (-30 day USD SOFR Average + 6.326%)(2)	03/25/37	351,836	25,930
Federal National Mortgage Association REMICS Series 2007-56, Class SG (I/O) (I/F) 0.95% (-30 day USD SOFR Average + 6.296%)(2)	06/25/37	477,751	18,235
Federal National Mortgage Association REMICS Series 2007-58, Class SV (I/O) (I/F) 1.29% (-30 day USD SOFR Average + 6.636%)(2)	06/25/37	2,475,337	186,648
Federal National Mortgage Association REMICS Series 2007-65, Class S (I/O) (I/F) 1.14% (-30 day USD SOFR Average + 6.486%)(2)	07/25/37	229,463	17,610
Federal National Mortgage Association REMICS Series 2008-1, Class AI (I/O) (I/F) 0.79% (-30 day USD SOFR Average + 6.136%)(2)	05/25/37	1,918,852	106,677
Federal National Mortgage Association REMICS Series 2008-13, Class SB (I/O) (I/F) 0.78% (-30 day USD SOFR Average + 6.126%)(2)	03/25/38	2,027,009	205,270
Federal National Mortgage Association REMICS Series 2008-23, Class SB (I/O) (I/F) 1.39% (-30 day USD SOFR Average + 6.736%)(2)	04/25/38	2,235,409	110,881
Federal National Mortgage Association REMICS Series 2008-35, Class SD (I/O) (I/F) 0.99% (-30 day USD SOFR Average + 6.336%)(2)	05/25/38	215,149	2,605
Federal National Mortgage Association REMICS Series 2008-66, Class SG (I/O) (I/F) 0.61% (-30 day USD SOFR Average + 5.956%)(2)	08/25/38	4,475,772	396,258
Federal National Mortgage Association REMICS Series 2008-68, Class SA (I/O) (I/F) 0.51% (-30 day USD SOFR Average + 5.856%)(2)	08/25/38	1,380,172	58,587
Federal National Mortgage Association REMICS Series 2009-3, Class SH (I/O) (I/F) 0.00% (-30 day USD SOFR Average + 5.336%)(2)	06/25/37	494,468	25,764
Federal National Mortgage Association REMICS Series 2009-47, Class SV (I/O) (I/F) 1.29% (-30 day USD SOFR Average + 6.636%)(2)	07/25/39	297,800	13,933
Federal National Mortgage Association REMICS Series 2009-51, Class SA (I/O) (I/F) 1.29% (-30 day USD SOFR Average + 6.636%)(2)	07/25/39	1,650,863	107,888
Federal National Mortgage Association REMICS Series 2009-6, Class SD (I/O) (I/F) 0.09% (-30 day USD SOFR Average + 5.436%)(2)	02/25/39	345,462	12,403
Federal National Mortgage Association REMICS Series 2009-68, Class KB 4.00%	09/25/24	94,765	94,133
Federal National Mortgage Association REMICS Series 2009-71, Class LB 4.00%	09/25/29	3,197,542	3,154,060
Federal National Mortgage Association REMICS Series 2009-72, Class AC 4.00%	09/25/29	4,163,818	4,099,416

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Federal National Mortgage Association REMICS Series 2009-72, Class JS (I/O) (I/F) 1.79% (-30 day USD SOFR Average + 7.136%)(2)	09/25/39	$261,027	$28,184
Federal National Mortgage Association REMICS Series 2011-111, Class DB 4.00%	11/25/41	6,700,472	6,472,909
Federal National Mortgage Association REMICS Series 2011-131, Class ST (I/O) 1.08% (-30 day USD SOFR Average + 6.426%)(2)	12/25/41	13,107,284	1,642,363
Federal National Mortgage Association REMICS Series 2011-149, Class Z 4.50%	01/25/42	1,907,252	1,918,882
Federal National Mortgage Association REMICS Series 2012-128, Class UY (PAC) 2.50%	11/25/42	11,738,000	10,031,248
Federal National Mortgage Association REMICS Series 2012-133, Class GC (PAC) 2.50%	08/25/41	3,412,004	3,284,211
Federal National Mortgage Association REMICS Series 2012-153, Class PC (PAC) 2.00%	05/25/42	1,046,294	992,038
Federal National Mortgage Association REMICS Series 2013-101, Class BO (P/O) 0.00%(7)	10/25/43	2,946,019	2,208,117
Federal National Mortgage Association REMICS Series 2013-101, Class CO (P/O) 0.00%(7)	10/25/43	6,375,392	4,769,301
Federal National Mortgage Association REMICS Series 2015-65, Class LZ 3.50%	09/25/45	1,610,390	1,377,087
Federal National Mortgage Association REMICS Series 2018-25, Class FA 5.76% (30 day USD SOFR Average + 0.414%)(2)	04/25/48	12,601,784	12,134,004
Federal National Mortgage Association REMICS Series 2018-52, Class PZ (PAC) 4.00%	07/25/48	1,537,037	1,461,939
Federal National Mortgage Association REMICS Series 2018-55, Class PA (PAC) 3.50%	01/25/47	1,634,472	1,589,920
Federal National Mortgage Association REMICS Series 2019-57, Class LT 2.50%	10/25/49	7,053,144	6,063,477
Government National Mortgage Association, Pool #80963 3.63% (1 yr. CMT + 1.500%)(2)	07/20/34	54,936	54,186
Government National Mortgage Association, Pool #MA2374 5.00%	11/20/44	185,570	188,801
Government National Mortgage Association, Pool #MA2828 4.50%	05/20/45	131,974	131,921
Government National Mortgage Association, Pool #MA3456 4.50%	02/20/46	688,288	683,598
Government National Mortgage Association, Pool #MA3521 3.50%	03/20/46	17,184,032	16,062,769
Government National Mortgage Association, Pool #MA3662 3.00%	05/20/46	5,064,512	4,624,589
Government National Mortgage Association, Pool #MA3663 3.50%	05/20/46	8,229,137	7,691,526
Government National Mortgage Association, Pool #MA3665 4.50%	05/20/46	1,109,635	1,106,658
Government National Mortgage Association, Pool #MA3735 3.00%	06/20/46	64,451	58,787
Government National Mortgage Association, Pool #MA3739 5.00%	06/20/46	2,312,532	2,357,313
Government National Mortgage Association, Pool #MA3876 4.50%	08/20/46	70,566	70,376
Government National Mortgage Association, Pool #MA3877 5.00%	08/20/46	951,531	967,574
Government National Mortgage Association, Pool #MA4006 4.50%	10/20/46	33,013	32,925
Government National Mortgage Association, Pool #MA4007 5.00%	10/20/46	1,946,335	1,984,015
Government National Mortgage Association, Pool #MA4071 4.50%	11/20/46	142,048	141,801
Government National Mortgage Association, Pool #MA4129 4.50%	12/20/46	51,155	50,928
Government National Mortgage Association, Pool #MA4199 5.00%	01/20/47	2,083,006	2,123,329
Government National Mortgage Association, Pool #MA4264 4.50%	02/20/47	5,108,961	5,056,617
Government National Mortgage Association, Pool #MA4265 5.00%	02/20/47	1,682,412	1,715,002
Government National Mortgage Association, Pool #MA4324 5.00%	03/20/47	1,878,343	1,910,167
Government National Mortgage Association, Pool #MA4385 5.00%	04/20/47	379,784	387,141
Government National Mortgage Association, Pool #MA4454 5.00%	05/20/47	297,982	303,475
Government National Mortgage Association, Pool #MA4513 5.00%	06/20/47	1,071,724	1,081,583
Government National Mortgage Association, Pool #MA4781 5.00%	10/20/47	1,213,591	1,234,826
Government National Mortgage Association, Pool #MA4836 3.00%	11/20/47	6,684,837	6,077,331
Government National Mortgage Association, Pool #MA4838 4.00%	11/20/47	6,324,250	6,120,954
Government National Mortgage Association, Pool #MA4900 3.50%	12/20/47	4,739,153	4,436,035
Government National Mortgage Association, Pool #MA4901 4.00%	12/20/47	437,165	423,112
Government National Mortgage Association, Pool #MA5467 4.50%	09/20/48	399,231	394,043
Government National Mortgage Association, Pool #MA6080 3.00%	08/20/49	184,846	162,667
Government National Mortgage Association, Pool #MA6209 3.00%	10/20/49	2,689,002	2,366,352
Government National Mortgage Association, Pool #MA7418 2.50%	06/20/51	33,023,502	28,599,717
Government National Mortgage Association, Pool #MA7589 2.50%	09/20/51	16,148,605	13,970,242
Government National Mortgage Association REMICS Series 2011-70, Class BO (P/O) 0.00%(7)	05/20/41	3,373,520	2,541,460
Government National Mortgage Association REMICS Series 2014-57, Class PS 0.75% (-1 mo. USD Term SOFR + 6.086%)(2)	04/20/44	12,745,517	1,350,451
Government National Mortgage Association REMICS Series 2015-162, Class ZG 4.00%	11/20/45	3,958,466	3,658,711
Government National Mortgage Association REMICS Series 2015-42, Class ZB 3.00%	03/20/45	20,788,663	18,568,499

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (Continued)
Government National Mortgage Association REMICS Series 2015-43, Class DM 2.50%	03/20/45	$16,889,925	$14,956,148
Government National Mortgage Association REMICS Series 2015-44, Class Z 3.00%	03/20/45	14,067,872	12,164,863
Government National Mortgage Association REMICS Series 2017-116, Class ZL 3.00%	06/20/47	10,218,661	7,884,715
Government National Mortgage Association REMICS Series 2017-117, Class ZN 3.00%	08/20/47	1,117,118	888,268
Government National Mortgage Association REMICS Series 2017-14, Class Z 3.00%	01/20/47	1,541,694	1,206,388
Government National Mortgage Association REMICS Series 2017-57, Class Z 4.00%	04/20/47	5,265,002	4,564,336
Government National Mortgage Association REMICS Series 2018-153, Class ZG 3.50%	11/20/48	4,881,535	4,266,195
Government National Mortgage Association REMICS Series 2018-78, Class NZ 3.50%	06/20/48	5,773,491	5,174,060
Government National Mortgage Association REMICS Series 2019-90, Class SJ (I/O) 0.65% (-1 mo. USD Term SOFR + 5.986%)(2)	07/20/49	9,832,940	1,038,539
Government National Mortgage Association, TBA
2.50%(8)	12/01/51	31,325,000	27,088,084
4.50%(8)	05/01/53	45,000,000	43,817,838
5.00%(8)	05/01/53	32,450,000	32,239,331
5.50%(8)	06/01/53	20,625,000	20,753,700
Uniform Mortgage-Backed Security, TBA
3.00%(8)	02/01/54	58,075,000	50,976,690
3.50%(8)	03/01/52	9,000,000	8,215,313
4.00%(8)	05/01/52	52,075,000	49,022,563
4.50%(8)	04/01/53	75,050,000	72,516,621
5.50%(8)	04/01/53	36,500,000	36,609,596
2.00%(8)	12/01/51	120,325,000	97,201,688
2.50%(8)	12/01/51	60,250,000	50,674,553
3.50%(8)	03/01/52	18,950,000	17,265,255
4.00%(8)	05/01/52	71,775,000	67,583,527
5.00%(8)	03/01/53	41,100,000	40,664,920
5.00%(8)	03/01/53	10,150,000	10,018,628

Total Residential Mortgage-Backed Securities—Agency (Cost: $1,697,447,850)			1,588,583,225

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY—35.0%
ABFC Trust Series 2007-WMC1, Class A2A 6.20% (1 mo. USD Term SOFR + 0.864%)(2)	06/25/37	9,171,915	7,028,845
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2C 5.97% (1 mo. USD Term SOFR + 0.634%)(2)	03/25/37	10,713,983	4,487,768
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D 6.21% (1 mo. USD Term SOFR + 0.874%)(2)	03/25/37	5,758,652	2,332,028
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1, Class A1 5.75% (1 mo. USD Term SOFR + 0.414%)(2)	01/25/37	26,386,711	13,805,054
Argent Securities Trust Series 2006-M1, Class A2C 5.75% (1 mo. USD Term SOFR + 0.414%)(2)	07/25/36	45,047,464	11,232,837
Argent Securities Trust Series 2006-W4, Class A2C 5.77% (1 mo. USD Term SOFR + 0.434%)(2)	05/25/36	16,653,146	4,039,339
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3, Class M2 6.14% (1 mo. USD Term SOFR + 0.804%)(2)	11/25/35	14,603,398	12,338,782
Banc of America Funding Trust Series 2004-B, Class 3A1 4.41%(4),(9)	12/20/34	139,462	110,721
Banc of America Funding Trust Series 2006-3, Class 4A14 6.00%(9)	03/25/36	241,995	194,145
Banc of America Funding Trust Series 2006-3, Class 5A3 5.50%(9)	03/25/36	989,585	868,130
Banc of America Funding Trust Series 2006-D, Class 2A1 3.50%(4),(9)	05/20/36	44,640	38,959
Banc of America Funding Trust Series 2006-D, Class 3A1 4.39%(4),(9)	05/20/36	1,268,774	1,169,742
Bear Stearns ALT-A Trust Series 2005-2, Class 2A4 3.93%(4)	04/25/35	1,063	963
Bear Stearns ALT-A Trust Series 2005-4, Class 23A1 4.56%(4)	05/25/35	1,963,823	1,884,829
Bear Stearns ALT-A Trust Series 2006-4, Class 32A1 4.24%(4)	07/25/36	296,722	147,428
Bear Stearns ARM Trust Series 2004-12, Class 1A1 5.30%(4)	02/25/35	176,051	160,905
Bear Stearns ARM Trust Series 2005-10, Class A3 5.59%(4)	10/25/35	1,257,062	1,198,102
Bear Stearns ARM Trust Series 2006-2, Class 2A1 3.95%(4),(9)	07/25/36	650,599	554,536
Bear Stearns ARM Trust Series 2007-1, Class 1A1 3.93%(4)	02/25/47	9,174	7,863
Bear Stearns ARM Trust Series 2007-1, Class 2A1 5.71%(4),(9)	02/25/47	99,647	83,745
Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A3 5.50%(4)	09/25/35	683,366	653,877
Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A4 5.40%(4)	09/25/35	1,461,153	1,396,868
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1 5.89% (1 mo. USD Term SOFR + 0.554%)(2)	08/25/36	8,566,709	7,874,492
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 5.81% (1 mo. USD Term SOFR + 0.294%)(2)	10/25/36	251,892	222,269
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B 3.55%	02/25/37	2,224,893	1,365,875
C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C 3.55%	02/25/37	7,653,205	4,401,339

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
C-BASS Trust Series 2006-CB7, Class A4 5.77% (1 mo. USD Term SOFR + 0.434%)(2)	10/25/36	$16,413,735	$10,400,237
C-BASS Trust Series 2006-CB9, Class A4 5.91% (1 mo. USD Term SOFR + 0.574%)(2)	11/25/36	11,486,666	5,102,220
Chase Mortgage Finance Trust Series 2006-A1, Class 2A1 5.12%(4)	09/25/36	303,619	264,160
Chase Mortgage Finance Trust Series 2007-A1, Class 8A1 5.81%(4)	02/25/37	1,044,391	1,002,525
ChaseFlex Trust Series 2005-1, Class 1A5 6.50%	02/25/35	2,093,860	1,666,350
CHL Mortgage Pass-Through Trust Series 2004-13, Class 1A3 5.50%	08/25/34	2,442,545	2,311,336
CHL Mortgage Pass-Through Trust Series 2005-9, Class 1A1 6.05% (1 mo. USD Term SOFR + 0.714%)(2)	05/25/35	5,251,765	4,460,922
CHL Mortgage Pass-Through Trust Series 2005-HYB5, Class 4A1 5.50%(4)	09/20/35	9,160	7,847
CHL Mortgage Pass-Through Trust Series 2007-HY5, Class 1A1 4.71%(4)	09/25/47	3,321	2,517
CHL Mortgage Pass-Through Trust Series 2007-HYB1, Class 1A1 3.74%(4)	03/25/37	29,561	23,014
CIM Trust Series 2019-R3, Class A 2.63%(1),(4)	06/25/58	9,526,902	8,658,427
CIM Trust Series 2020-R1, Class A1 2.85%(1),(4)	10/27/59	18,284,203	15,498,274
CIM Trust Series 2020-R3, Class A1A 4.00%(1),(4)	01/26/60	12,542,616	11,783,781
CIM Trust Series 2020-R6, Class A1A 2.25%(1),(4)	12/25/60	10,646,947	9,251,000
CIM Trust Series 2020-R7, Class A1A 2.25%(1),(4)	12/27/61	16,735,462	14,550,001
CIM Trust Series 2021-NR2, Class A1 2.57%(1)	07/25/59	11,066,124	10,950,685
CIM Trust Series 2021-NR3, Class A1 2.57%(1)	06/25/57	5,353,573	5,288,134
CIM Trust Series 2021-R3, Class A1A 1.95%(1),(4)	06/25/57	12,637,255	11,140,103
CIM Trust Series 2023-NR1, Class A1 6.00%(1)	06/25/62	12,899,146	12,702,385
CIM Trust Series 2023-NR2, Class A1 6.00%(1)	06/25/62	8,139,439	7,983,669
CIM Trust Series 2023-R1, Class A1A 5.40%(1),(4)	04/25/62	12,799,547	12,293,283
CIM Trust Series 2023-R1, Class A1B 5.40%(1),(4)	04/25/62	13,400,000	11,195,709
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR5, Class 1A1A 5.03%(4),(9)	07/25/36	1,552,817	1,138,475
Citigroup Mortgage Loan Trust, Inc. Series 2007-12, Class 2A1 6.50%(1),(4),(9)	10/25/36	2,182,112	1,144,886
CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A6 6.00%(9)	05/25/37	7,553,715	6,846,186
Conseco Finance Corp. Series 1999-2, Class A7 6.44%	12/01/30	757,229	762,175
Conseco Finance Securitizations Corp. Series 2000-4, Class A5 7.97%	05/01/32	45,277,023	8,540,822
Countrywide Alternative Loan Trust Series 2005-84, Class 1A1 4.77%(4)	02/25/36	83,769	76,342
Countrywide Alternative Loan Trust Series 2005-J1, Class 2A1 5.50%	02/25/25	1,162	1,160
Countrywide Alternative Loan Trust Series 2007-19, Class 1A34 6.00%	08/25/37	11,228,255	5,366,390
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-11, Class 1A1 6.50%	12/25/35	1,456,531	725,829
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-12, Class 1A1 6.50%	01/25/36	6,002,942	1,420,196
CSMC Mortgage-Backed Trust Series 2006-8, Class 3A1 6.00%	10/25/21	610,858	173,412
CSMC Mortgage-Backed Trust Series 2006-9, Class 5A1 5.50%	11/25/36	64,637	1
CSMC Trust Series 2021-RP11, Class PT 3.76%(1),(4),(9)	10/25/61	12,818,560	9,554,606
CSMC Trust Series 2022-RPL1, Class PT 4.62%(1),(4),(9)	04/25/61	12,332,085	9,986,817
CSMCM Trust Series 2022-RPL1, Class CERT 4.23%(1)	04/25/61	520,837	416,010
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR6, Class A6 5.83% (1 mo. USD Term SOFR + 0.494%)(2)	02/25/37	151,906	129,287
DSLA Mortgage Loan Trust Series 2005-AR6, Class 2A1A 6.03% (1 mo. USD Term SOFR + 0.694%)(2)	10/19/45	1,610,855	1,412,244
DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A 5.65% (1 mo. USD Term SOFR + 0.314%)(2)	10/19/36	19,042,161	12,929,591
DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A 5.59% (1 mo. USD Term SOFR + 0.254%)(2)	03/19/37	3,970,564	3,317,771
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M2 7.84% (30 day USD SOFR Average + 2.500%)(1),(2)	01/25/42	8,850,000	8,949,069
Federal National Mortgage Association Connecticut Avenue Securities Series 2019-R06, Class 2B1 9.21% (30 day USD SOFR Average + 3.864%)(1),(2)	09/25/39	8,228,174	8,540,257
Federal National Mortgage Association Connecticut Avenue Securities Series 2021-R03, Class 1M2 6.99% (30 day USD SOFR Average + 1.650%)(1),(2)	12/25/41	11,950,000	12,016,134
Fieldstone Mortgage Investment Trust Series 2007-1, Class 2A2 6.01% (1 mo. USD Term SOFR + 0.384%)(2)	04/25/47	2,447,105	1,768,637

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A1 5.56% (1 mo. USD Term SOFR + 0.219%)(2)	09/25/36	$4,738,197	$4,528,962
First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2C 5.77% (1 mo. USD Term SOFR + 0.434%)(2)	12/25/37	9,157,624	8,114,371
First Franklin Mortgage Loan Trust Series 2006-FF9, Class 2A4 5.95% (1 mo. USD Term SOFR + 0.614%)(2)	06/25/36	9,068,000	7,964,013
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2C 5.73% (1 mo. USD Term SOFR + 0.394%)(2)	01/25/38	3,094,768	1,597,550
First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2D 5.89% (1 mo. USD Term SOFR + 0.554%)(2)	01/25/38	15,147,635	7,823,464
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1 5.73% (1 mo. USD Term SOFR + 0.394%)(2)	03/25/37	31,905,431	16,922,394
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2C 5.75% (1 mo. USD Term SOFR + 0.414%)(2)	03/25/37	34,500,510	16,690,688
GS Mortgage-Backed Securities Trust Series 2022-PJ6, Class A3 2.50%(1),(4)	01/25/53	5,575,855	4,571,330
GSAA Trust Series 2005-7, Class AF5 5.11%	05/25/35	45,355	43,464
GSR Mortgage Loan Trust Series 2004-9, Class 3A1 4.94%(4)	08/25/34	1,075,880	1,004,907
GSR Mortgage Loan Trust Series 2006-OA1, Class 2A2 5.97% (1 mo. USD Term SOFR + 0.634%)(2)	08/25/46	42,649,434	10,751,854
GSR Mortgage Loan Trust Series 2007-3F, Class 3A7 6.00%(9)	05/25/37	52,925	38,581
GSR Mortgage Loan Trust Series 2007-AR2, Class 2A1 5.06%(4)	05/25/37	1,466,088	841,502
HarborView Mortgage Loan Trust Series 2006-1, Class 1A1A 5.97% (1 mo. USD Term SOFR + 0.634%)(2),(9)	03/19/36	21,419,442	13,160,581
HarborView Mortgage Loan Trust Series 2007-3, Class 1A1A 5.85% (1 mo. USD Term SOFR + 0.514%)(2)	05/19/37	8,930,702	7,537,000
HSI Asset Loan Obligation Trust Series 2007-2, Class 2A12 6.00%(9)	09/25/37	510,892	394,000
HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A3 5.75% (1 mo. USD Term SOFR + 0.414%)	07/25/36	23,459,499	10,168,836
Impac CMB Trust Series 2005-1, Class 1A1 5.97% (1 mo. USD Term SOFR + 0.634%)(2),(9)	04/25/35	345,215	323,822
Impac CMB Trust Series 2005-5, Class A2 5.89% (1 mo. USD Term SOFR + 0.334%)(2),(9)	08/25/35	1,822,680	1,667,741
Impac Secured Assets Trust Series 2006-3, Class A1 5.79% (1 mo. USD Term SOFR + 0.454%)(2)	11/25/36	3,190,632	2,854,631
IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1 3.51%(4)	11/25/37	1,518,614	1,252,889
IndyMac INDX Mortgage Loan Trust Series 2004-AR4, Class 2A 5.04%(4)	08/25/34	2,205,776	2,074,421
IndyMac INDX Mortgage Loan Trust Series 2004-AR9, Class 4A 5.04%(4)	11/25/34	148,283	137,566
IndyMac INDX Mortgage Loan Trust Series 2005-AR23, Class 2A1 4.41%(4)	11/25/35	1,520,412	1,221,233
IndyMac INDX Mortgage Loan Trust Series 2005-AR23, Class 6A1 3.75%(4)	11/25/35	2,184,469	1,889,603
IndyMac INDX Mortgage Loan Trust Series 2005-AR25, Class 2A1 3.68%(4)	12/25/35	1,154,283	940,066
IndyMac INDX Mortgage Loan Trust Series 2005-AR7, Class 2A1 3.10%(4)	06/25/35	755,142	609,743
IndyMac INDX Mortgage Loan Trust Series 2006-AR39, Class A1 5.81% (1 mo. USD Term SOFR + 0.474%)(2)	02/25/37	4,115,487	3,492,416
IndyMac INDX Mortgage Loan Trust Series 2006-AR6, Class 2A1A 5.85% (1 mo. USD Term SOFR + 0.514%)(2)	06/25/46	6,585,081	5,800,580
IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1 3.11%(4)	06/25/37	11,308	9,497
IndyMac INDX Mortgage Loan Trust Series 2007-AR5, Class 2A1 3.28%(4),(9)	05/25/37	7,788,081	6,067,260
JPMorgan Mortgage Trust Series 2021-4, Class A8 2.50%(1),(4)	08/25/51	10,544,878	8,367,854
JPMorgan Mortgage Trust Series 2022-INV1, Class A8 3.00%(1),(4)	03/25/52	6,674,888	5,248,791
JPMorgan Alternative Loan Trust Series 2006-A2, Class 5A1 4.04%(4)	05/25/36	2,973,494	1,735,859
JPMorgan Alternative Loan Trust Series 2006-A4, Class A8 4.04%(4),(9)	09/25/36	192,054	212,668
JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF4 5.76%	10/25/36	3,592,866	2,179,064

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
JPMorgan Mortgage Acquisition Trust Series 2006-WMC4, Class A3 5.57% (1 mo. USD Term SOFR + 0.234%)(2)	12/25/36	$24,772,586	$12,942,472
JPMorgan Mortgage Trust Series 2005-A6, Class 7A1 4.98%(4)	08/25/35	90,835	74,783
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3 6.13%(4)	11/25/33	302,821	300,020
JPMorgan Mortgage Trust Series 2006-A4, Class 1A4 4.43%(4)	06/25/36	180,836	131,874
JPMorgan Mortgage Trust Series 2006-A7, Class 2A4R 4.36%(4)	01/25/37	7,204	5,752
JPMorgan Mortgage Trust Series 2006-S2, Class 2A2 5.88%	06/25/21	26,534	—
Lehman Mortgage Trust Series 2006-4, Class 4A1 6.00%	08/25/21	518,800	365,315
Lehman XS Trust Series 2006-10N, Class 1A3A 5.87% (1 mo. USD Term SOFR + 0.534%)(2)	07/25/46	5,969,220	5,395,142
Lehman XS Trust Series 2006-12N, Class A31A 5.85% (1 mo. USD Term SOFR + 0.514%)(2)	08/25/46	1,751,147	1,724,543
Lehman XS Trust Series 2006-GP4, Class 3A5 5.90% (1 mo. USD Term SOFR + 0.564%)(2)	08/25/46	6,606,046	6,259,210
LHOME Mortgage Trust Series 2021-RTL3, Class A1 2.36%(1)	09/25/26	12,691,278	12,577,709
MASTR Alternative Loan Trust Series 2005-4, Class 1A1 6.50%	05/25/35	4,000,562	3,331,080
MASTR Alternative Loan Trust Series 2006-2, Class 2A1 5.85% (1 mo. USD Term SOFR + 0.514%)(2),(9),(10)	03/25/36	65,422	7,009
MASTR Asset Securitization Trust Series 2006-3, Class 2A1 5.90% (1 mo. USD Term SOFR + 0.564%)(2)	10/25/36	28,197	4,680
MASTR Asset-Backed Securities Trust Series 2006-AB1, Class A4 6.22%	02/25/36	185,236	149,394
MASTR Asset-Backed Securities Trust Series 2006-HE5, Class A3 5.77% (1 mo. USD Term SOFR + 0.434%)(2)	11/25/36	13,760,439	8,122,893
MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1 6.22%(4)	10/25/32	3,153	3,044
Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A2C 5.91% (1 mo. USD Term SOFR + 0.574%)(2)	01/25/37	1,473,867	438,903
Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A3 5.77% (1 mo. USD Term SOFR + 0.434%)(2)	01/25/37	758,157	242,139
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2B 5.79% (1 mo. USD Term SOFR + 0.454%)(2)	04/25/37	33,008,995	12,839,756
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C 5.95% (1 mo. USD Term SOFR + 0.614%)(2)	04/25/37	18,420,593	7,223,575
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2D 6.13% (1 mo. USD Term SOFR + 0.794%)(2)	04/25/37	4,703,213	1,860,666
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2C 5.93% (1 mo. USD Term SOFR + 0.594%)(2)	05/25/37	4,168,889	3,118,535
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B 5.71% (1 mo. USD Term SOFR + 0.374%)(2)	06/25/37	1,729,785	1,640,934
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A3 5.77% (1 mo. USD Term SOFR + 0.434%)(2)	07/25/37	23,215,334	19,798,949
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1 7.22% (1 yr. CMT + 2.400%)(2)	08/25/36	451,850	390,662
Mid-State Capital Corp. Trust Series 2005-1, Class A 5.75%	01/15/40	895,137	885,047
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC8, Class M2 6.41% (1 mo. USD Term SOFR + 1.074%)(2)	09/25/34	366,485	368,538
Morgan Stanley Home Equity Loan Trust Series 2006-2, Class A4 6.01% (1 mo. USD Term SOFR + 0.674%)(2)	02/25/36	298,835	294,453
Morgan Stanley Mortgage Loan Trust Series 2007-3XS, Class 2A6 6.26%	01/25/47	2,071,421	632,072
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 2A1 5.69% (1 mo. USD Term SOFR + 0.354%)(2)	04/25/37	2,635,488	718,335
MortgageIT Trust Series 2005-4, Class A1 6.01% (1 mo. USD Term SOFR + 0.674%)(2)	10/25/35	460,335	456,329
Oakwood Mortgage Investors, Inc. Series 1999-E, Class A1 7.61%(4)	03/15/30	5,137,957	2,882,410
Ownit Mortgage Loan Trust Series 2006-6, Class A2C 5.77% (1 mo. USD Term SOFR + 0.434%)(2)	09/25/37	14,360,974	6,121,780

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Preston Ridge Partners Mortgage LLC Series 2021-10, Class A1 2.49%(1)	10/25/26	$12,464,108	$12,077,817
Preston Ridge Partners Mortgage LLC Series 2021-9, Class A1 2.36%(1)	10/25/26	6,621,370	6,455,768
Preston Ridge Partners Mortgage LLC Series 2022-1, Class A1 3.72%(1)	02/25/27	11,886,107	11,530,428
Preston Ridge Partners Mortgage LLC Series 2022-2, Class A1 5.00%(1)	03/25/27	11,618,784	11,431,556
PRET LLC Series 2022-RN1, Class A1 3.72%(1)	07/25/51	15,576,533	15,136,335
Pretium Mortgage Credit Partners LLC Series 2022-RN3, Class A2 6.50%(1),(4)	08/25/52	17,115,000	15,844,425
PRPM LLC Series 2022-3, Class A1 5.56%(1)	06/25/27	14,765,019	14,581,141
RAAC Trust Series 2005-SP1, Class 4A1 7.00%	09/25/34	750,112	588,643
Residential Accredit Loans, Inc. Trust Series 2005-QA13, Class 2A1 5.26%(4),(9)	12/25/35	357,546	307,671
Residential Accredit Loans, Inc. Trust Series 2005-QA7, Class A21 5.09%(4),(9)	07/25/35	886,163	830,535
Residential Accredit Loans, Inc. Trust Series 2005-QA8, Class CB21 5.09%(4),(9)	07/25/35	2,441,914	1,344,787
Residential Accredit Loans, Inc. Trust Series 2006-QA1, Class A21 5.19%(4),(9)	01/25/36	9,041	6,581
Residential Accredit Loans, Inc. Trust Series 2006-QA10, Class A2 5.81% (1 mo. USD Term SOFR + 0.474%)(2)	12/25/36	6,610,275	5,674,329
Residential Accredit Loans, Inc. Trust Series 2006-QA2, Class 1A1 5.70% (1 mo. USD Term SOFR + 0.364%)(2),(9)	02/25/36	10,599	6,980
Residential Accredit Loans, Inc. Trust Series 2006-QS10, Class AV (I/O) 0.55%(4),(10)	08/25/36	17,356,895	309,411
Residential Accredit Loans, Inc. Trust Series 2006-QS5, Class A5 6.00%(9)	05/25/36	1,997,794	1,615,448
Residential Accredit Loans, Inc. Trust Series 2006-QS6, Class 1AV (I/O) 0.77%(4),(10)	06/25/36	23,252,346	485,023
Residential Accredit Loans, Inc. Trust Series 2006-QS7, Class AV (I/O) 0.72%(4),(10)	06/25/36	4,697,620	81,074
Residential Accredit Loans, Inc. Trust Series 2007-QS1, Class 2AV (I/O) 0.17%(4),(10)	01/25/37	1,230,949	6,229
Residential Accredit Loans, Inc. Trust Series 2007-QS2, Class AV (I/O) 0.30%(4),(10)	01/25/37	8,452,260	82,380
Residential Accredit Loans, Inc. Trust Series 2007-QS3, Class AV (I/O) 0.36%(4),(10)	02/25/37	38,373,775	490,735
Residential Accredit Loans, Inc. Trust Series 2007-QS4, Class 3AV (I/O) 0.36%(4),(10)	03/25/37	4,626,697	50,874
Residential Accredit Loans, Inc. Trust Series 2007-QS5, Class AV (I/O) 0.28%(4),(10)	03/25/37	5,802,639	70,676
Residential Accredit Loans, Inc. Trust Series 2007-QS6, Class A45 5.75%(9)	04/25/37	1,295,998	1,025,209
Residential Accredit Loans, Inc. Trust Series 2007-QS8, Class AV (I/O) 0.43%(4),(10)	06/25/37	9,467,774	168,671
Residential Asset Securitization Trust Series 2007-A3, Class 1A4 5.75%	04/25/37	2,280,883	1,075,182
RFMSI Trust Series 2005-SA5, Class 2A 5.00%(4),(9)	11/25/35	7,146	6,131
RFMSI Trust Series 2006-S9, Class A3 (PAC) 5.75%(9)	09/25/36	291,000	218,894
RFMSI Trust Series 2007-S2, Class A9 6.00%(9)	02/25/37	2,866,243	2,211,460
RFMSI Trust Series 2007-SA2, Class 2A2 4.75%(4),(9)	04/25/37	8,505	6,912
Roc Mortgage Trust Series 2021-RTL1, Class A1 2.49%(1),(4)	08/25/26	12,837,626	12,663,381
Saxon Asset Securities Trust Series 2006-3, Class A3 5.79% (1 mo. USD Term SOFR + 0.454%)(2)	10/25/46	2,492,897	2,417,533
Saxon Asset Securities Trust Series 2007-2, Class A2C 5.69% (1 mo. USD Term SOFR + 0.354%)(2)	05/25/47	10,140,895	6,966,116
Saxon Asset Securities Trust Series 2007-2, Class A2D 5.75% (1 mo. USD Term SOFR + 0.414%)(2)	05/25/47	11,796,311	8,106,675
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2 2.84%	01/25/36	2,701,956	2,216,066
Securitized Asset-Backed Receivables LLC Trust Series 2006-WM4, Class A1 5.83% (1 mo. USD Term SOFR + 0.494%)(1),(2)	11/25/36	25,932,037	11,790,745
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2C 6.13% (1 mo. USD Term SOFR + 0.794%)(2)	02/25/37	7,403,628	3,098,927
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR2, Class A1 5.81% (1 mo. USD Term SOFR + 0.474%)(1),(2)	02/25/37	18,967,669	15,723,875
Securitized Asset-Backed Receivables LLC Trust Series 2007-BR2, Class A2 5.91% (1 mo. USD Term SOFR + 0.574%)(2)	02/25/37	25,278,604	10,854,703
Securitized Asset-Backed Receivables LLC Trust Series 2007-NC2, Class A2B 5.73% (1 mo. USD Term SOFR + 0.394%)(2)	01/25/37	11,209,641	9,898,872

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES—NON-AGENCY (Continued)
Sequoia Mortgage Trust Series 2003-8, Class A1 6.09% (1 mo. USD Term SOFR + 0.754%)(2)	01/20/34	$249,660	$238,802
SG Mortgage Securities Trust Series 2007-NC1, Class A2 5.69% (1 mo. USD Term SOFR + 0.354%)(1),(2)	12/25/36	14,851,384	8,893,429
Soundview Home Loan Trust Series 2007-OPT3, Class 2A4 5.70% (1 mo. USD Term SOFR + 0.364%)(2)	08/25/37	4,000,000	3,623,952
STARM Mortgage Loan Trust Series 2007-1, Class 1A1 5.07%(4)	02/25/37	1,336,110	652,096
STARM Mortgage Loan Trust Series 2007-2, Class 2A1 4.09%(4)	04/25/37	87,080	50,524
STARM Mortgage Loan Trust Series 2007-3, Class 1A1 5.03%(4)	06/25/37	2,296	1,457
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A 5.72%(4)	09/25/34	360,112	346,486
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 2A 6.46%(4)	10/25/34	779,899	759,754
Structured Adjustable Rate Mortgage Loan Trust Series 2006-2, Class 5A1 4.85%(4),(9)	03/25/36	197,122	144,756
Structured Adjustable Rate Mortgage Loan Trust Series 2006-5, Class 1A1 4.53%(4),(9)	06/25/36	1,338,328	1,209,134
Structured Asset Mortgage Investments II Trust Series 2007-AR4, Class A5 5.89% (1 mo. USD Term SOFR + 0.554%)(2)	09/25/47	11,915,632	10,560,528
Towd Point Mortgage Trust Series 2018-2, Class B1 3.70%(1),(4)	03/25/58	13,050,000	11,006,775
Wachovia Mortgage Loan Trust LLC Series 2006-AMN1, Class A3 1.76% (1 mo. USD Term SOFR + 0.594%)(2)	08/25/36	5,452,865	1,906,479
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1 5.34%(4)	01/25/35	2,046,093	1,839,615
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1 4.73%(4)	12/25/35	337,510	300,418
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR18, Class 1A1 5.03%(4)	01/25/36	746,664	670,209
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR11, Class 1A 6.02% (1 yr. MTA + 0.960%)(2),(9)	09/25/46	1,915,155	1,513,481
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR17, Class 1A1A 4.41% (1 yr. MTA + 0.810%)(2)	12/25/46	1,899,198	1,583,196
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2006-HE1, Class 2A4 6.01% (1 mo. USD Term SOFR + 0.674%)(2)	04/25/36	374,444	372,805
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A1 5.55% (1 mo. USD Term SOFR + 0.214%)(2)	02/25/37	15,379,258	4,518,948
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-1, Class 3A2 5.75%(9)	02/25/36	458,652	413,857
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-5, Class 1A1 6.00% (1 mo. USD Term SOFR + 0.714%)(2),(9)	07/25/36	1,006,820	666,140
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2007-OC2, Class A3 6.07% (1 mo. USD Term SOFR + 0.734%)(2)	06/25/37	2,302,274	2,146,504
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2002-AR1, Class 1A1 6.44%(4)	11/25/30	18,371	18,254
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-1, Class A3 6.09% (1 mo. USD Term SOFR + 0.754%)(2)	03/25/37	5,521,000	4,920,846
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR11, Class A6 5.74%(4),(9)	08/25/36	864,680	797,947

Total Residential Mortgage-Backed Securities—Non-Agency (Cost: $891,727,158)			845,514,111

U.S. GOVERNMENT AGENCY OBLIGATIONS—1.3% (Cost: $31,925,598)
Federal National Mortgage Association 1.55%	08/24/35	43,500,000	31,759,674

U.S. TREASURY SECURITIES—1.2%
U.S. Treasury Bonds 4.75%	11/15/53	1,953,000	2,133,195
U.S. Treasury Notes
4.00%	01/31/29	12,430,000	12,422,717
4.25%	01/31/26	5,545,000	5,548,465
4.50%	11/15/33	7,760,000	8,104,350

Total U.S. Treasury Securities (Cost: $28,197,989)			28,208,727

Total Fixed Income Securities (Cost: $3,233,099,038)			2,971,890,468

		Shares

MONEY MARKET INVESTMENTS—4.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 5.30%(11)		107,120,445	107,120,445

Total Money Market Investments (Cost: $107,120,445)			107,120,445

Total Investments (127.5%) (Cost: $3,340,219,483)			3,079,010,913

Liabilities In Excess Of Other Assets (-27.5%)			(663,501,642)

Net Assets (100.0%)			$2,415,509,271

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS January 31, 2024 (Unaudited)

FUTURES CONTRACTS

Number of Contracts	Type		Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)

Long Futures
1,461	2-Year U.S. Treasury Note Futures		03/28/24	$298,115,242	$300,463,781	$2,348,539
1,457	U.S. Ultra Long Bond Futures		03/19/24	177,515,372	188,271,719	10,756,347
1,923	5-Year U.S. Treasury Note Futures		03/28/24	204,992,785	208,435,172	3,442,387

				$680,623,399	$697,170,672	$16,547,273

Short Futures
225	10-Year U.S. Treasury Note Futures		03/19/24	$(26,100,473)	$(26,296,875)	$(196,402)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (12)
Citibank N.A.	EUR	8,569,000	04/12/24	$9,434,941	$9,335,858	$99,083
Citibank N.A.	GBP	4,987,000	04/12/24	6,365,631	6,353,690	11,941

				$15,800,572	$15,689,548	$111,024

Notes to the Schedule of Investments:
ABS	Asset-Backed Securities.
ARM	Adjustable Rate Mortgage.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
P/O	Principal Only Security.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
EUR	Euro Currency.
GBP	British Pound Sterling.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2024, the value of these securities amounted to $814,651,417 or 33.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2024.
(3)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debtholders and fund expenses.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2024, the value of these securities amounted to $6,498,014 or 0.3% of net assets.
(7)	Security is not accruing interest.
(8)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(9)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(11)	Rate disclosed is the 7-day net yield as of January 31, 2024.
(12)	Fund sells foreign currency, buys U.S. Dollar.

TCW Total Return Bond Fund

Investments by Sector (Unaudited)	January 31, 2024

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	65.8%
Residential Mortgage-Backed Securities—Non-Agency	35.0
Asset-Backed Securities	9.9
Commercial Mortgage-Backed Securities—Non-Agency	9.6
Money Market Investments	4.5
U.S. Government Agency Obligations	1.3
U.S. Treasury Securities	1.2
Commercial Mortgage-Backed Securities—Agency	0.2
Other*	(27.5)

Total	100.0%

*	Includes futures, pending trades, interest receivable and accrued expenses payable.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	January 31, 2024

The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$239,639,416	$—	$239,639,416
Commercial Mortgage-Backed Securities—Agency	—	5,572,443	—	5,572,443
Commercial Mortgage-Backed Securities—Non-Agency	—	232,612,872	—	232,612,872
Residential Mortgage-Backed Securities—Agency	—	1,588,583,225	—	1,588,583,225
Residential Mortgage-Backed Securities—Non-Agency	—	843,762,029	1,752,082	845,514,111
U.S. Government Agency Obligations	—	31,759,674	—	31,759,674
U.S. Treasury Securities	28,208,727	—	—	28,208,727

Total Fixed Income Securities	28,208,727	2,941,929,659	1,752,082	2,971,890,468

Money Market Investments	107,120,445	—	—	107,120,445

Total Investments	$135,329,172	$2,941,929,659	$1,752,082	$3,079,010,913

Asset Derivatives
Forward Currency Exchange Contracts
Foreign Currency Risk	—	111,024	—	111,024
Futures Contracts
Interest Rate Risk	16,547,273	—	—	16,547,273

Total Investments	$151,876,445	$2,942,040,683	$1,752,082	$3,095,669,210

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(196,402)	$—	$—	$(196,402)

Total	$(196,402)	$—	$—	$(196,402)

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of January 31, 2024 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW CORE FIXED INCOME FUND	ASSET-BACKED SECURITIES	TOTAL
Balance as of October 31, 2023	$3,702,701	$3,702,701
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)*	67,035	67,035
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of January 31, 2024	$3,769,736	$3,769,736

*

The change in unrealized appreciation (depreciation) on securities still held at January 31, 2024 was $67,035 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW EMERGING MARKETS INCOME FUND	FOREIGN GOVERNMENT BONDS	TOTAL
Balance as of October 31, 2023	$31,765,863	$31,765,863
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)*	(3,668,086)	(3,668,086)
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of January 31, 2024	$28,097,777	$28,097,777

*

The change in unrealized appreciation (depreciation) on securities still held at January 31, 2024 was $(3,668,086) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW GLOBAL BOND FUND	COMMON STOCK	RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON- AGENCY	TOTAL
Balance as of October 31, 2023	$8,462	$53,009	$61,471
Accrued Discounts (Premiums)	—	7,387	7,387
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)*	1,020	(3,587)	(2,567)
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of January 31, 2024	$9,482	$56,809	$66,291

*

The change in unrealized appreciation (depreciation) on securities still held at January 31, 2024 was $(2,567) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

TCW TOTAL RETURN BOND FUND	RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON- AGENCY	TOTAL
Balance as of October 31, 2023	$1,717,528	$1,717,528
Accrued Discounts (Premiums)	(49,793)	(49,793)
Realized Gain (Loss)	28	28
Change in Unrealized Appreciation (Depreciation)*	115,005	115,005
Purchases	—	—
Sales	(30,686)	(30,686)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of January 31, 2024	$1,752,082	$1,752,082

*

The change in unrealized appreciation (depreciation) on securities still held at January 31, 2024 was $115,005 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.

Significant unobservable valuation inputs for Level 3 investments as of January 31, 2024 are as follows:

Description	Fair Value at January 31, 2024	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Impact to Valuation If Input Increases
TCW Core Fixed Income Fund
Asset-Backed Securities	$3,769,736	Broker Quote	Offered Quote	$90.340	$90.340	Increase
TCW Emerging Markets Income Fund
Sovereign	$28,097,777	Third-party Vendor	Vendor Prices	$14.500 - 18.211	$16.522	Increase
TCW Global Bond Fund
Common Stock	$9,482	Third-party Vendor	Vendor Prices	$27.563	$27.563	Increase
Residential Mortgage-Backed Securities—Agency	$56,809	Third-party Vendor	Vendor Prices	$4.538	$4.538	Increase
TCW High Yield Bond Fund
Common Stock	$0	Broker Quote	Offered Quote	$0.000	$0.000	Increase
Warrants	$0	Broker Quote	Offered Quote	$0.000	$0.000	Increase
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities—Non-Agency	$1,752,082	Third-party Vendor	Vendor Prices	$0.506 - $10.713	$1.546	Increase

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended January 31, 2024, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Core Fixed Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives

Futures Contracts(1)	$—	$—	$—	$3,706,814	$3,706,814
Forward Currency Exchange Contracts	—	—	189,849	—	189,849

Total Value	$—	$—	$189,849	$3,706,814	$3,896,663

Liability Derivatives

Forward Currency Exchange Contracts	$—	$—	$(941)	$—	$(87)
Swap Agreements	—	—	—	(47,532)	(47,532)
Futures Contracts(1)	—	—	—	(514,969)	(514,969)

Total Value	$—	$—	$(941)	$(562,501)	$(562,588)

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts	$—	$—	$21,962,056	$—	$21,962,056
Futures Contracts	—	—	—	2,260	2,260
Swap Agreements	$—	$—	$—	$8,888,000	$8,888,000

TCW Emerging Markets Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives

Investments(2)	—	—	6,299,694	—	6,299,694
Forward Currency Exchange Contracts	—	—	133,823	—	133,823

Total Value	$—	$—	$6,433,517	$—	$6,433,517

Liability Derivatives

Forward Currency Exchange Contracts	—	—	(1,255,115)	—	(1,255,115)

Total Value	$—	$—	$(1,255,115)	$—	$(1,255,115)

Notional Amounts(3)

Forward Currency Contracts	—	—	60,744,680	—	60,744,680
Options Purchased	—	—	219,650,000	—	219,650,000

TCW Emerging Markets Local Currency Income Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives

Forward Currency Exchange Contracts	$—	$—	$623,309	$—	$623,309

Total Value	$—	$—	$623,309	$—	$623,309

Liability Derivatives

Forward Currency Exchange Contracts	$—	$—	$(514,233)	$—	$(514,233)

Total Value	$—	$—	$(514,233)	$—	$(514,233)

Notional Amounts(3)

Forward Currency Contracts	$—	$—	$49,467,045	$—	$49,467,045

TCW Enhanced Commodity Strategy Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives

Swap Agreements	$—	$245,252	$—	$—	$245,252

Total Value	$—	$245,252	$—	$—	$245,252

Liability Derivatives

Swap Agreements	$—	$(8,109)	$—	$—	$(8,109)
Futures Contracts(1)	—	(884)	—	—	(884)

Total Value	$—	$(8,993)	$—	$—	$(8,993)

Number of Contracts or Notional Amounts(3)

Futures Contracts	—	41	—	—	41
Swap Agreements	—	17,226,383	—	—	17,226,383

TCW Global Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives

Futures Contracts(1)	$—	$—	$—	$58,377	$58,377
Forward Currency Exchange Contracts	—	—	31,242	—	31,242

Total Value	$—	$—	$31,242	$58,377	$89,619

Liability Derivatives

Forward Currency Exchange Contracts	$—	$—	$(60,198)	$—	$(60,198)
Futures Contracts(1)	—	—	—	(41,571)	(41,571)

Total Value	$—	$—	$(60,198)	$(41,571)	$(101,769)

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts	—	—	8,225,453	—	8,225,453
Futures Contracts	—	—	—	70	70

TCW High Yield Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives

Futures Contracts(1)	$—	$—	$—	$43,049	$43,049
Forward Currency Exchange Contracts	—	—	12,553	—	12,553

Total Value	$—	$—	$12,553	$43,049	$55,602

Liability Derivatives

Futures Contracts(1)	$—	$—	$—	$(53,885)	$(53,885)

Total Value	$—	$—	$—	$(53,885)	$(53,885)

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts	—	—	1,086,648	—	1,086,648
Futures Contracts	—	—	—	60	60

TCW Short Term Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives

Futures Contracts(1)	—	—	—	15,728	15,728
Forward Currency Exchange Contracts	—	—	47	—	47

Total Value	$—	$—	$47	$15,728	$15,775

Liability Derivatives

Futures Contracts(1)	—	—	—	(44,113)	(44,113)

Total Value	$—	$—	$—	$(44,113)	$(44,113)

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts	—	—	4,841	—	4,841
Futures Contracts	—	—	—	26	26

TCW Total Return Bond Fund

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total

Asset Derivatives

Futures Contracts(1)	$—	$—	$—	$16,547,273	16,547,273
Forward Currency Exchange Contracts	—	—	111,024	—	111,024

Total Value	$—	$—	$111,024	$16,547,273	$16,658,297

Liability Derivatives

Futures Contracts(1)	$—	$—	$—	$(196,402)	$(196,402)

Total Value	$—	$—	$—	$(196,402)	$(196,402)

Number of Contracts or Notional Amounts(3)

Forward Currency Contracts	$—	$—	$15,363,377	$—	$15,363,377
Futures Contracts	—	—	—	5,815	5,815

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
(2)	Represents purchased options.
(3)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended January 31, 2024.

Note 2 – Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended January 31, 2024.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of January 31, 2024.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended January 31, 2024.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2024.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at January 31, 2024 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund utilized futures during the period ended January 31, 2024 to help manage interest rate duration of those Funds. Futures contracts outstanding at January 31, 2024 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended January 31, 2024, none of the Funds held written swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended January 31, 2024, the TCW Core Fixed Income Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk); and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at January 31, 2024 are listed below:

TCW Enhanced Commodity Strategy Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class XCL (I/O), 0.43%, due 09/15/39	7/15/16	$543	$1,174	0.01%